As filed with the Securities and Exchange Commission on July 24, 2002
                                                       1933 Act File No. 33-1121
                                                      1940 Act File No. 811-4443
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933           [ ]
                         POST-EFFECTIVE AMENDMENT NO. 45        [x]
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940       [ ]
                                AMENDMENT NO. 48                [x]

                          EATON VANCE INVESTMENT TRUST
                          ----------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (617) 482-8260
                                 --------------
                         (REGISTRANT'S TELEPHONE NUMBER)

                                 ALAN R. DYNNER
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[x] on August 1, 2002 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

California Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, National Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, Ohio Limited Maturity Municipals Portfolio and Pennsylvania Limited Maturity Municipals Portfolio have also executed this Registration Statement.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

{LOGO}












             Eaton Vance California Limited Maturity Municipals Fund
              Eaton Vance Florida Limited Maturity Municipals Fund
           Eaton Vance Massachusetts Limited Maturity Municipals Fund
             Eaton Vance New Jersey Limited Maturity Municipals Fund
              Eaton Vance New York Limited Maturity Municipals Fund
                Eaton Vance Ohio Limited Maturity Municipals Fund
            Eaton Vance Pennsylvania Limited Maturity Municipals Fund


    Mutual funds seeking tax-exempt income and limited principal fluctuation



                                Prospectus Dated

                                 August 1, 2002



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



Information in this prospectus
                                      Page                                  Page
--------------------------------------------------------------------------------
Fund Summaries                          2       Sales Charges                 15
Investment Objectives & Principal               Redeeming Shares              17
  Policies and Risks                   12       Shareholder Account
Management and Organization            13         Features                    17
Valuing Shares                         14       Tax Information               18
Purchasing Shares                      14       Financial Highlights          21
--------------------------------------------------------------------------------



 This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

FUND SUMMARIES

This section summarizes the investment objectives, and principal strategies and risks of investing in an Eaton Vance Limited Maturity Municipals Fund. You will find more specific information about each Fund in the pages that follow.

Investment Objectives and Principal Strategies


The investment objective of each Fund is to provide a high level of current income exempt from regular federal income tax and from particular state or local income or other taxes, and limited principal fluctuation. Under normal market conditions, each Fund will invest at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax and from state taxes which, in accordance with the Fund's investment objective, the Fund seeks to avoid. Each Fund primarily invests in investment grade municipal obligations (those rated BBB or Baa or higher), but may also invest in lower rated obligations. Each Fund invests in obligations to seek to maintain a dollar weighted average portfolio duration of between three and nine years.


Each Fund may concentrate in certain types of municipal obligations (such as industrial development bonds, housing bonds, hospital bonds or utility bonds), so Fund shares could be affected by events that adversely affect a particular sector. Each Fund may purchase derivative instruments (such as futures contracts and options thereon, and interest rate swaps), bonds that do not make regular payments of interest, bonds issued on a "when issued" basis and municipal leases. A portion of each Fund's distributions generally will be subject to alternative minimum tax.

Each portfolio manager purchases and sells securities to maintain a competitive yield and to enhance return based upon the relative value of the securities in the marketplace. The portfolio managers may also trade securities to minimize taxable capital gains to shareholders. The managers attempt to limit principal fluctuation by investing to limit overall portfolio duration.

Each Fund currently invests its assets in a separate registered investment company with the same investment objective and policies as that Fund.

Principal Risk Factors


The value of Fund shares may change when interest rates change. When interest rates rise or when the supply of suitable bonds exceeds the market demand, the value of Fund shares typically will decline. Fund yields will also fluctuate over time. Each Fund invests a significant portion of assets in obligations of issuers located in a single state and is sensitive to factors affecting that state, such as changes in the economy, decreases in tax collection or the tax base, legislation which limits taxes and changes in issuer credit ratings. Because obligations rated BBB or Baa and below (so-called "junk bonds") are more sensitive to the financial soundness of their issuers than higher quality obligations, Fund shares may fluctuate more in value than shares of a fund investing solely in higher quality obligations. Obligations rated BBB or Baa have speculative characteristics, while lower rated obligations are predominantly speculative. The credit ratings assigned a state's general obligations (if any) by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Ratings ("Fitch") are described in the Fund-specific summaries that follow this page.


A Fund's use of derivatives is subject to certain limitations and may expose the Funds to increased risk of principal loss due to imperfect correlation, failure of the counterparty and unexpected price or interest rate movements. Bonds that do not make regular interest payments may experience greater volatility in response to interest rate changes. When-issued securities are subject to the risk that when delivered to the Fund they will be worth less than the price the Fund agreed to pay for them. Municipal leases often require a legislative appropriation of funds for payment. If the necessary appropriation is not made, the issuer of the lease may not be able to meet its obligations.

No Fund is a complete investment program and you may lose money by investing in a Fund. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

             EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND

The California Fund's investment objective is to provide a high level of current income exempt from regular federal income tax and California state personal income taxes, and limited principal fluctuation. The Fund currently invests its assets in California Limited Maturity Municipals Portfolio (the "California Portfolio"). California general obligations currently are rated Aa3, A+ and AA by Moody's, S&P and Fitch, respectively.


Performance Information. The following bar chart and table provide information about the California Fund's performance for each calendar year through December 31, 2001. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to a national index of intermediate-maturity municipal obligations. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

      9.30%   -4.90%  10.86%  2.57%   6.35%   4.55%   -4.80%  11.15%  3.13%
--------------------------------------------------------------------------------
      1993    1994    1995    1996    1997    1998    1999    2000    2001

The highest quarterly total return for Class B was 4.55% for the quarter ended March 31, 1995, and the lowest quarterly return was -3.96% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2001 to June 30, 2002) was 2.99%. For the 30 days ended March 31, 2002, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 44.31%) for Class A shares were 3.38% and 6.07%, respectively, and for Class B shares were 2.71% and 4.87%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                                                                One          Five          Life of
Average Annual Total Return as of December 31, 2001                                             Year         Years           Fund
------------------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                     1.46%        4.21%          4.47%
Class B Return Before Taxes                                                                     0.14%        3.94%          4.31%
Class B Return After Taxes on Distributions                                                     0.11%        3.88%          4.26%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                      1.48%        3.86%          4.24%
Lehman Brothers 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5.18%        5.55%          6.18%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Class B Return After Taxes on Distributions and the Sale of Class B Shares for One Year is higher than Class B Return After Taxes on Distributions for One Year because of realized losses. The Class A performance shown above for the period prior to June 27, 1996 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on May 29, 1992. Life of Fund returns are calculated from May 31, 1992. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source for Lehman Brothers 7-Year Municipal Bond Index: Towers Data)

              EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND

The Florida Fund's investment objective is to provide a high level of current income exempt from regular federal income tax in the form of an investment exempt from Florida intangibles tax, and limited principal fluctuation. The Fund currently invests its assets in Florida Limited Maturity Municipals Portfolio (the "Florida Portfolio"). Florida general obligations currently are rated Aa2, AA+ and AA by Moody's, S&P and Fitch, respectively.


Performance Information. The following bar chart and table provide information about the Florida Fund's performance for each calendar year through December 31, 2001. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to a national index of intermediate-maturity municipal obligations. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

      9.94%   -4.03%  10.69%  1.56%   5.12%   4.59%   -3.79%  8.54%   4.22%
--------------------------------------------------------------------------------
      1993    1994    1995    1996    1997    1998    1999    2000    2001

The highest quarterly total return for Class B was 4.27% for the quarter ended March 31, 1995, and lowest quarterly return was -4.50% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2001 to June 30, 2002) was 3.77%. For the 30 days ended March 31, 2002, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 38.60%) for Class A shares were 3.57% and 5.81%, respectively, for Class B shares were 2.88% and 4.69%, respectively, and for Class C shares were 2.89% and 4.71%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                                                                One           Five         Life of
Average Annual Total Return as of December 31, 2001                                             Year         Years           Fund
-----------------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                     2.62%        3.95%           4.38%
Class B Return Before Taxes                                                                     1.22%        3.65%           4.20%
Class B Return After Taxes on Distributions                                                     1.21%        3.63%           4.18%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                      2.24%        3.66%           4.17%
Class C Return Before Taxes                                                                     3.03%        3.60%           4.13%
Lehman Brothers 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5.18%        5.55%           6.18%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B and Class C. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Class B Return After Taxes on Distributions and the Sale of Class B Shares for One Year and Five Years is higher than Class B Return After Taxes on Distributions for One Year and Five Years because of realized losses. The Class A and Class C performance shown above for the period prior to June 27, 1996 and December 8, 1993, respectively, is the performance of Class B shares, adjusted for the sales charge that applies to Class A and Class C shares (but not adjusted for any other differences in the expenses of the classes). Class B shares commenced operations on May 29, 1992. Life of Fund returns are calculated from May 31, 1992. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source for Lehman Brothers 7-Year Municipal Bond
Index: Towers Data)

           EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND


The Massachusetts Fund's investment objective is to provide a high level of current income exempt from regular federal income tax and Massachusetts state personal income taxes, and limited principal fluctuation. The Fund currently invests its assets in Massachusetts Limited Maturity Municipals Portfolio (the "Massachusetts Portfolio"). Massachusetts general obligations currently are rated Aa2, AA- and AA- by Moody's, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Massachusetts Fund's performance for each calendar year through December 31, 2001. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to a national index of intermediate-maturity municipal obligations. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

      9.13%   -3.51%  10.46%  2.12%   6.18%   4.43%   -4.12%  8.18%   4.03%
--------------------------------------------------------------------------------
      1993    1994    1995    1996    1997    1998    1999    2000    2001

The highest quarterly total return for Class B was 4.22% for the quarter ended March 31, 1995, and the lowest quarterly return was -4.08% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2001 to June 30, 2002) was 3.34%. For the 30 days ended March 31, 2002, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 41.85%) for Class A shares were 3.58% and 6.16%, respectively, for Class B shares were 2.91% and 5.00%, respectively, and for Class C shares were 2.91% and 5.00%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                                                                 One         Five           Life of
Average Annual Total Return as of December 31, 2001                                             Year         Years           Fund
-----------------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                     2.49%        3.97%           4.34%
Class B Return Before Taxes                                                                     1.03%        3.65%           4.15%
Class B Return After Taxes on Distributions                                                     1.02%        3.65%           4.13%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                      2.09%        3.67%           4.14%
Class C Return Before Taxes                                                                     3.04%        3.64%           4.12%
Lehman Brothers 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5.18%        5.55%           6.06%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B and Class C. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Class B Return After Taxes on Distributions for Five Years is the same as Class B Return Before Taxes for Five Years because no taxable distributions were paid on Class B shares during those years. Class B Return After Taxes on Distributions and the Sale of Class B Shares for all periods is higher than Class B Return After Taxes on Distributions for all periods because of realized losses. The Class A and Class C performance shown above for the period prior to June 27, 1996 and December 8, 1993, respectively, is the performance of Class B shares, adjusted for the sales charge that applies to Class A and Class C shares (but not adjusted for any other differences in the expenses of the classes). Class B shares commenced operations on June 1, 1992. Life of Fund returns are calculated from June 30, 1992. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source for Lehman Brothers 7-Year Municipal Bond Index: Towers Data)

             EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND

The New Jersey Fund's investment objective is to provide a high level of current income exempt from regular federal income tax and New Jersey state personal income taxes, and limited principal fluctuation. The Fund currently invests its assets in New Jersey Limited Maturity Municipals Portfolio (the "New Jersey Portfolio"). New Jersey general obligations currently are rated Aa1, AA+ and AA+ by Moody's, S&P and Fitch, respectively.


Performance Information. The following bar chart and table provide information about the New Jersey Fund's performance for each calendar year through December 31, 2001. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to a national index of intermediate-maturity municipal obligations. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

      8.85%   -3.56%  10.40%  2.31%   5.91%   3.88%   -2.92%  8.29%   2.75%
--------------------------------------------------------------------------------
      1993    1994    1995    1996    1997    1998    1999    2000    2001

The highest quarterly total return for Class B was 4.08% for the quarter ended March 31, 1995, and the lowest quarterly return was -3.98% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2001 to June 30, 2002) was 3.90%. For the 30 days ended March 31, 2002, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 42.51%) for Class A shares were 3.44% and 5.98%, respectively, and for Class B shares were 2.76% and 4.80%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265

                                                                                                One           Five         Life of
Average Annual Total Return as of December 31, 2001                                             Year          Years          Fund
-----------------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                     1.25%         3.83%          4.32%
Class B Return Before Taxes                                                                    -0.22%         3.51%          4.13%
Class B Return After Taxes on Distributions                                                    -0.25%         3.48%          4.10%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                      1.36%         3.55%          4.11%
Lehman Brothers 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5.18%         5.55%          6.06%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Class B Return After Taxes on Distributions and the Sale of Class B Shares for all periods is higher than Class B Return After Taxes on Distributions for all periods because of realized losses. The Class A performance shown above for the period prior to June 27, 1996 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on June 1, 1992. Life of Fund returns are calculated from June 30, 1992. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source of Lehman Brothers 7-Year Municipal Bond Index: Towers Data)

              EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND

The New York Fund's investment objective is to provide a high level of current income exempt from regular federal income tax and New York state and New York City personal income taxes, and limited principal fluctuation. The Fund currently invests its assets in New York Limited Maturity Municipals Portfolio (the "New York Portfolio"). New York's state general obligation bonds currently are rated A2, AA and AA by Moody's, S&P and Fitch, respectively. New York City's general obligation bonds currently are rated A2, A and AA by Moody's, S&P and Fitch, respectively.


Performance Information. The following bar chart and table provide information about the New York Fund's performance for each calendar year through December 31, 2001. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to a national index of intermediate-maturity municipal obligations. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

      9.31%   -4.24%  10.97%  2.10%   7.30%   4.70%   -3.29%  9.84%   2.99%
--------------------------------------------------------------------------------
      1993    1994    1995    1996    1997    1998    1999    2000    2001

The highest quarterly total return for Class B was 4.40% for the quarter ended March 31, 1995, and the lowest quarterly return was -4.24% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2001 to June 30, 2002) was 3.90%. For the 30 days ended March 31, 2002, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 42.81%) for Class A shares were 3.57% and 6.24%, respectively, for Class B shares were 2.90% and 5.07%, respectively, and for Class C shares were 2.89% and 5.05%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                                                                One            Five         Life of
Average Annual Total Return as of December 31, 2001                                             Year           Years         Fund
-----------------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                     1.44%          4.53%         4.69%
Class B Return Before Taxes                                                                     0.01%          4.21%         4.50%
Class B Return After Taxes on Distributions                                                     0.00%          4.19%         4.48%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                      1.49%          4.12%         4.42%
Class C Return Before Taxes                                                                     1.99%          4.16%         4.45%
Lehman Brothers 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5.18%          5.55%         6.18%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B and Class C. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Class B Return After Taxes on Distributions and the Sale of Class B Shares for One Year is higher than Class B Return After Taxes on Distributions for One Year because of realized losses. The Class A and Class C performance shown above for the period prior to June 27, 1996 and December 8, 1993, respectively, is the performance of Class B shares, adjusted for the sales charge that applies to Class A and Class C shares (but not adjusted for any other differences in the expenses of the classes). Class B shares commenced operations on May 29, 1992.
Life of Fund returns are calculated from May 31, 1992. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source for Lehman Brothers 7-Year Municipal Bond Index: Towers Data)

                EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND

The Ohio Fund's investment objective is to provide a high level of current income exempt from regular federal income tax and Ohio state personal income taxes, and limited principal fluctuation. The Fund currently invests its assets in Ohio Limited Maturity Municipals Portfolio (the "Ohio Portfolio"). Ohio general obligations currently are rated Aa1, AA+ and AA+ by Moody's, S&P and Fitch, respectively.


Performance Information. The following bar chart and table provide information about the Ohio Fund's performance for each calendar year through December 31, 2001. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to a national index of intermediate-maturity municipal obligations. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

         -4.02%  10.73%  3.01%   6.16%   4.27%   -3.56%  6.69%   3.07%
--------------------------------------------------------------------------------
         1994    1995    1996    1997    1998    1999    2000    2001

The highest quarterly total return for Class B was 4.16% for the quarter ended March 31, 1995, and the lowest quarterly return was -4.24% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2001 to June 30, 2002) was 4.02%. For the 30 days ended March 31, 2002, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 43.21%) for Class A shares were 3.35% and 5.90%, respectively, and for Class B shares were 2.60% and 4.58%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                                                                One          Five         Life of
Average Annual Total Return as of December 31, 2001                                             Year         Years         Fund
-----------------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                     1.51%        3.56%         3.75%
Class B Return Before Taxes                                                                     0.09%        3.26%         3.58%
Class B Return After Taxes on Distributions                                                     0.09%        3.25%         3.58%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                      1.56%        3.39%         3.67%
Lehman Brothers 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5.18%        5.55%         5.68%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Class B Return After Taxes on Distributions for One Year and Life of Fund is the same as Class B Return Before Taxes for One Year and Life of Fund because no taxable distributions were paid on Class B shares during those years. Class B Return After Taxes on Distributions and the Sale of Class B Shares for all periods is higher than Class B Return After Taxes on Distributions for all periods because of realized losses. The Class A performance shown above for the period prior to October 22, 1996 is the performance of Class B shares, adjusted for the sales charge that applies to Class A shares (but not adjusted for any other differences in the expenses of the two classes). Class B shares commenced operations on April 16, 1993. Life of Fund returns are calculated from April 30, 1993. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source for Lehman Brothers 7-Year Municipal Bond Index: Towers Data)

            EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND

The Pennsylvania Fund's investment objective is to provide a high level of current income exempt from regular federal income tax and Pennsylvania state and local taxes in the form of an investment exempt from Pennsylvania personal property taxes, and limited principal fluctuation. The Fund currently invests its assets in Pennsylvania Limited Maturity Municipals Portfolio (the "Pennsylvania Portfolio"). Pennsylvania general obligations currently are rated Aa2, AA and AA by Moody's, S&P and Fitch, respectively.


Performance Information. The following bar chart and table provide information about the Pennsylvania Fund's performance for each calendar year through December 31, 2001. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to a national index of intermediate-maturity municipal obligations. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

      9.27%   -3.80%  10.34%  2.31%   7.12%   4.03%   -3.54%  7.97%   3.42%
--------------------------------------------------------------------------------
      1993    1994    1995    1996    1997    1998    1999    2000    2001

The highest quarterly total return for Class B was 4.08% for the quarter ended March 31, 1995, and the lowest quarterly return was -4.20% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2001 to June 30, 2002) was 3.97%. For the 30 days ended March 31, 2002, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 40.32%) for Class A shares were 4.18% and 7.00%, respectively, for Class B shares were 3.52% and 5.90%, respectively, and for Class C shares were 3.52% and 5.90%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265

                                                                                                One          Five         Life of
Average Annual Total Return as of December 31, 2001                                             Year         Years         Fund
-----------------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                     1.92%        4.02%         4.45%
Class B Return Before Taxes                                                                     0.43%        3.72%         4.26%
Class B Return After Taxes on Distributions                                                     0.43%        3.71%         4.24%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                      1.77%        3.75%         4.24%
Class C Return Before Taxes                                                                     2.40%        3.68%         4.24%
Lehman Brothers 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5.18%        5.55%         6.06%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B and Class C. After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Class B Return After Taxes on Distributions for One Year is the same as Class B Return Before Taxes for One Year because no taxable distributions were paid on Class B shares during those years. Class B Return After Taxes on Distributions and the Sale of Class B Shares for One Year and Five Years is higher than Class B Return After Taxes on Distributions for One Year and Five Years because of realized losses. The Class A and Class C performance shown above for the period prior to June 27, 1996 and December 8, 1993, respectively, is the performance of Class B shares, adjusted for the sales charge that applies to Class A and Class C shares (but not adjusted for any other differences in the expenses of the classes). Class B shares commenced operations on June 1, 1992. Life of Fund returns are calculated from June 30, 1992. The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source for Lehman Brothers 7-Year Municipal Bond Index: Towers Data)

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees (fees paid directly from your investment)

                                                                                Class A         Class B         Class C
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of offering price)                 2.25%           None            None
Maximum Deferred Sales Charge (Load) (as a percentage of the
  lower of net asset value at time of purchase or time of redemption)           None            3.00%           1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions                 None            None            None
Exchange Fee                                                                    None            None            None


Annual Fund Operating Expenses (expenses that are deducted from Fund and Portfolio assets)

                                          Management      Distribution and         Other        Total Annual Fund
                                             Fees       Service (12b-1) Fees*      Expenses     Operating Expenses
-------------------------------------------------------------------------------------------------------------------
 California Fund       Class A shares       0.46%               0.15%              0.41%              1.02%
                       Class B shares       0.46%               0.90%              0.41%              1.77%
-------------------------------------------------------------------------------------------------------------------
 Florida Fund          Class A shares       0.46%               0.15%              0.33%              0.94%
                       Class B shares       0.46%               0.90%              0.33%              1.69%
                       Class C shares       0.46%               0.90%              0.33%              1.69%
-------------------------------------------------------------------------------------------------------------------
 Massachusetts Fund    Class A shares       0.46%               0.15%              0.33%              0.94%
                       Class B shares       0.46%               0.90%              0.33%              1.69%
                       Class C shares       0.46%               0.90%              0.33%              1.69%
-------------------------------------------------------------------------------------------------------------------
 New Jersey Fund       Class A shares       0.46%               0.15%              0.35%              0.96%
                       Class B shares       0.46%               0.90%              0.35%              1.71%
-------------------------------------------------------------------------------------------------------------------
 New York Fund         Class A shares       0.46%               0.15%              0.31%              0.92%
                       Class B shares       0.46%               0.90%              0.31%              1.67%
                       Class C shares       0.46%               0.90%              0.31%              1.67%
-------------------------------------------------------------------------------------------------------------------
 Ohio Fund             Class A shares       0.45%               0.15%              0.54%              1.14%
                       Class B shares       0.45%               0.90%              0.54%              1.89%
-------------------------------------------------------------------------------------------------------------------
 Pennsylvania Fund     Class A shares       0.46%               0.15%              0.36%              0.97%
                       Class B shares       0.46%               0.90%              0.36%              1.72%
                       Class C shares       0.46%               0.90%              0.36%              1.72%

*    Service Fees are paid pursuant to a Service Plan.

Examples. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                      1 Year         3 Years         5 Years          10 Years
----------------------------------------------------------------------------------------------------------------------------------
 California Fund                                Class A shares          $327            $542           $776             $1,445
                                                Class B shares*         $480            $757           $873             $1,538
----------------------------------------------------------------------------------------------------------------------------------
 Florida Fund                                   Class A shares          $319            $518           $733             $1,354
                                                Class B shares*         $472            $733           $831             $1,448
                                                Class C shares          $272            $533           $918             $1,998
----------------------------------------------------------------------------------------------------------------------------------
 Massachusetts Fund                             Class A shares          $319            $518           $733             $1,354
                                                Class B shares*         $472            $733           $831             $1,448
                                                Class C shares          $272            $533           $918             $1,998
----------------------------------------------------------------------------------------------------------------------------------
 New Jersey Fund                                Class A shares          $321            $524           $744             $1,377
                                                Class B shares*         $474            $739           $842             $1,470
----------------------------------------------------------------------------------------------------------------------------------
 New York Fund                                  Class A shares          $317            $512           $723             $1,331
                                                Class B shares*         $470            $726           $821             $1,425
                                                Class C shares          $270            $526           $907             $1,976
----------------------------------------------------------------------------------------------------------------------------------
 Ohio Fund                                      Class A shares          $339            $579           $838             $1,580
                                                Class B shares*         $492            $794           $936             $1,672
----------------------------------------------------------------------------------------------------------------------------------
 Pennsylvania Fund                              Class A shares          $322            $527           $749             $1,388
                                                Class B shares*         $475            $742           $847             $1,482
                                                Class C shares          $275            $542           $933             $2,030


You would pay the following expenses if you did not redeem your shares:


                                                                      1 Year         3 Years         5 Years          10 Years
----------------------------------------------------------------------------------------------------------------------------------
 California Fund                                Class A shares          $327            $542           $776            $1,445
                                                Class B shares*         $180            $557           $873            $1,538
----------------------------------------------------------------------------------------------------------------------------------
 Florida Fund                                   Class A shares          $319            $518           $733            $1,354
                                                Class B shares*         $172            $533           $831            $1,448
                                                Class C shares          $172            $533           $918            $1,998
----------------------------------------------------------------------------------------------------------------------------------
 Massachusetts Fund                             Class A shares          $319            $518           $733            $1,354
                                                Class B shares*         $172            $533           $831            $1,448
                                                Class C shares          $172            $533           $918            $1,998
----------------------------------------------------------------------------------------------------------------------------------
 New Jersey Fund                                Class A shares          $321            $524           $744            $1,377
                                                Class B shares*         $174            $539           $842            $1,470
----------------------------------------------------------------------------------------------------------------------------------
 New York Fund                                  Class A shares          $317            $512           $723            $1,331
                                                Class B shares*         $170            $526           $821            $1,425
                                                Class C shares          $170            $526           $907            $1,976
----------------------------------------------------------------------------------------------------------------------------------
 Ohio Fund                                      Class A shares          $339            $579           $838            $1,580
                                                Class B shares*         $192            $594           $936            $1,672
----------------------------------------------------------------------------------------------------------------------------------
 Pennsylvania Fund                              Class A shares          $322            $527           $749            $1,388
                                                Class B shares*         $175            $542           $847            $1,482
                                                Class C shares          $175            $542           $933            $2,030

* Reflects the expenses of Class A after four years because Class B shares generally convert to Class A after four years.

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

The investment objective of each Fund is to provide a high level of current income exempt from regular federal income tax and particular state or local income or other taxes, and limited principal fluctuation. Each Fund seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations, the interest on which is exempt from regular federal income tax and from the state taxes which, in accordance with the Fund's investment objective, the Fund seeks to avoid. This is a fundamental policy of each Fund which only may be changed with shareholder approval. Each Fund's investment objective and certain other policies may be changed by the Trustees without shareholder approval. Each Fund currently seeks to meet its investment objective by investing in a separate open-end management company (a "Portfolio") that has the same objective and policies as the Fund.

At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's, or BBB or higher by either S&P or Fitch) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Municipal obligations rated Baa or BBB have speculative characteristics, while lower quality obligations are predominantly speculative. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower-rated obligations to make principal and interest payments. Lower rated obligations also may be subject to greater price volatility than higher rated obligations. No Portfolio will invest more than 10% of its net assets in obligations rated below B by Moody's, S&P or Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser.

Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes. Municipal obligations also include municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Certain municipal obligations may be purchased on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. Many obligations permit the issuer at its option to "call", or redeem, its securities. If an issuer calls securities during a time of declining interest rates, it may not be possible to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The investment adviser's process for selecting securities for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation. The investment adviser seeks to invest in obligations that it believes will retain their relative value in varying interest rate climates.

The interest on municipal obligations is (in the opinion of the issuer's counsel) exempt from regular federal income tax. Interest income from certain types of municipal obligations generally will be subject to the federal alternative minimum tax (the "AMT") for individuals. Distributions to corporate investors may also be subject to the AMT. The Funds may not be suitable for investors subject to the AMT.

Although a Portfolio invests in obligations to maintain a dollar weighted average portfolio duration of between three and nine years, a Portfolio may invest in individual municipal obligations of any maturity. Duration represents the dollar weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more municipal obligations, discounted to their present values. Each Portfolio may use various techniques to shorten or lengthen its dollar weighted average duration, including the acquisition of municipal obligations at a premium or discount, and transactions in futures contracts and options on futures.

Under normal conditions, each Portfolio invests at least 65% of its total assets in obligations issued by its respective state or its political subdivisions, agencies, authorities and instrumentalities. Municipal obligations of issuers in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. Each Portfolio may also invest in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Moody's currently rates Puerto Rico general obligations Baa1, while S&P rates them A-. S&P currently rates Guam general obligations BB.

Each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type (such as leases, housing finance, public housing, municipal utilities, hospital and health facilities or industrial development). This may make a Portfolio more susceptible to adverse economic, political or regulatory occurrences affecting a particular category of issuer.

The net asset value will change in response to changes in prevailing interest rates and changes in the value of securities held. The value of securities held will be affected by the credit quality of the issuer of the obligation, and general economic and business conditions that affect the specific economic sector of the issuer. Changes by rating agencies in the rating assigned to an obligation may also affect the value of that obligation.

Each Portfolio may purchase derivative instruments, which derive their value from another instrument, security or index. For example, each Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. Each Portfolio may also enter interest rate swaps and forward rate contracts, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument. The use of derivative instruments for both hedging and investment purposes involves a risk of loss or depreciation due to a variety of factors including counterparty risk, unexpected market, interest rate or securities price movements, and tax and regulatory constraints. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

Each Portfolio may invest in zero coupon bonds, which do not require the issuer to make periodic interest payments. The values of these bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Each Portfolio accrues income on these investments and each Fund is required to distribute its share of Portfolio income each year. Each Portfolio may be required to sell securities to obtain cash needed for income distributions.

The limited liquidity of certain securities in which each Portfolio may invest (including those eligible for resale under Rule 144A of the Securities Act of
1933) could affect their market prices, thereby adversely affecting net asset value and the ability to pay income. The amount of publicly available information about certain municipal obligations may be limited and the investment performance of a Portfolio may be more dependent on the portfolio manager's analysis than if this were not the case.

Each Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. No Portfolio will purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

During unusual market conditions, each Portfolio may temporarily invest up to 50% of its total assets in cash or cash equivalents, which is not consistent with a Fund's investment objective. While temporarily invested, a Fund may not achieve its objective, and interest income from temporary investments may be taxable. While at times a Portfolio may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

MANAGEMENT AND ORGANIZATION


Management. Each Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals.


The investment adviser manages the investments of each Portfolio. Under its investment advisory agreement with each Portfolio, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories.

                                                                Annual            Daily
Category        Daily Net Assets                              Asset Rate        Income Rate
-------------------------------------------------------------------------------------------
1               up to $500 million                              0.300%            3.00%
2               $500 million but less than $1 billion           0.275%            2.75%
3               $1 billion but less than $1.5 billion           0.250%            2.50%
4               $1.5 billion but less than $2 billion           0.225%            2.25%
5               $2 billion but less than $3 billion             0.200%            2.00%
6               $3 billion and over                             0.175%            1.75%

For the fiscal year ended March 31, 2002, each Portfolio paid advisory fees equivalent to its percentage of average daily net assets stated below.

                                  Net Assets on
Portfolio                         March 31, 2002     Advisory Fee
-----------------------------------------------------------------
California                          $22,459,190         0.46%
Florida                             $40,647,125         0.46%
Massachusetts                       $43,458,594         0.46%
New Jersey                          $38,076,293         0.46%
New York                            $56,619,458         0.46%
Ohio                                $17,906,784         0.45%
Pennsylvania                        $39,838,823         0.46%


William H. Ahern, Jr. is the portfolio manager of the New Jersey Portfolio and Ohio Portfolio (since October 1994), the Massachusetts Portfolio (since May 1,
1997), and the New York Portfolio (since November 24, 1997). Cynthia J. Clemson is the portfolio manager of the Florida Portfolio (since November 2, 1998), the California Portfolio (since May 1, 1997) and the Pennsylvania Portfolio (since January 17, 2000). Each portfolio manager also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance and BMR.


Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance serves as the sub-transfer agent for each Fund. For the transfer agency services it provides, Eaton Vance shall receive an aggregate fee based upon the actual expenses incurred by Eaton Vance in the performance of those services from the Eaton Vance Funds. Each Fund will pay a pro rata share of such fee.

Organization. Each Fund is a series of Eaton Vance Investment Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider a Portfolio matter and then vote its interest in a Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from a Portfolio at any time.


Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this risk in approving the use of a combined prospectus.

VALUING SHARES

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Municipal obligations are normally valued on the basis of valuations furnished by a pricing service. The pricing service considers various factors relating to bonds and market transactions to determine value.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES


You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-866-386-3537. Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B and Class C shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within four years of purchase or Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.


After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. A Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                             Sales Charge           Sales Charge            Dealer Commission
                                          as Percentage of      as Percentage of Net       as a Percentage of
Amount of Purchase                         Offering Price         Amount Invested           Offering Price
--------------------------------------------------------------------------------------------------------------
Less than $100,000                              2.25%                   2.30%                   2.00%
$100,000 but less than $250,000                 1.75%                   1.78%                   1.50%
$250,000 but less than $500,000                 1.50%                   1.52%                   1.25%
$500,000 but less than $1,000,000               1.00%                   1.01%                   1.00%
$1,000,000 or more                              0.00*                   0.00*                   1.00%

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter will pay an upfront commission of 1.00% to investment dealers on sales of $1 million or more. For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay this 1.00% commission monthly in arrears to investment dealers. The rate will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 18 months after the investment is made.

Contingent Deferred Sales Charge. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:


Year of Redemption After Purchase  CDSC
---------------------------------------
First                              3.0%
Second                             2.5%
Third                              2.0%
Fourth                             1.0%
Fifth or following                   0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

Class B Conversion Feature. After the longer of four years or the time when the CDSC applicable to your Class B shares expires, Class B shares will automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.

Reducing or Eliminating Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $100,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $100,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.

CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features"). The Class B CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.


Distribution and Service Fees. Class B shares of the California, New Jersey and Ohio Funds and Class B and Class C shares of the other Funds have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter pays commissions to investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments). The sales commission on Class B shares equals 3.0% of the purchase price of the shares. The principal underwriter compensates investment dealers who sell Class C shares at a rate of 1.00% of the purchase price of the shares, consisting of 0.85% of sales commission and 0.15% of service fees (for the first year's service). After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. All Classes pay service fees for personal and/or account services equal to 0.15% of average daily net assets annually. Although there is no present intention to do so, the Funds could pay service fees of up to 0.25% annually upon Trustee approval. After the sale of shares, the principal underwriter receives the service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.


The  distribution  fees  paid by  Class B and  Class C  shares  are  subject  to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. To date, neither Class B nor Class C uncovered distribution charges have been fully covered.

REDEEMING SHARES

You can redeem shares in any of the following ways:

  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone          You can redeem up to $100,000 by calling the transfer
                        agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

  Through an
  Investment Dealer     Your investment dealer is responsible for transmitting
                        the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

  *Full
   Reinvest
   Option Dividends and capital gains are reinvested in additional shares. This option will be assigned if you do not specify an option.

  *Partial
   Reinvest
   Option Dividends are paid in cash and capital gains are reinvested in additional shares.

  *Cash
   Option      Dividends and capital gains are paid in cash.

  *Exchange
   Option Dividends and/or capital gains are reinvested in additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

Information from the Fund. From time to time, you may be mailed the following:

     * Annual and Semi-Annual Reports, containing performance information and financial statements.
     * Periodic account statements, showing recent activity and total share balance.
     * Form 1099 and tax information needed to prepare your income tax returns.
     *    Proxy materials, in the event a shareholder vote is required.
     *    Special notices about significant events affecting your Fund.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B and Class C, Eaton Vance Money Market Fund. Exchanges are generally made at net asset value. If you hold Class A shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION

Each Fund declares dividends daily and ordinarily pays distributions monthly. Different Classes of a Fund will distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. For tax purposes, the entire monthly distribution of the Fund's daily dividends ordinarily will constitute tax-exempt income to you. Distributions of any net realized gains will be made once each year (usually in December). A Portfolio may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. In addition, the exemption of "exempt-interest dividend" income from regular federal income taxation does not necessarily result in similar exemptions from such income under the state or local tax laws. Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations, and all tax-exempt distributions may affect a corporation's AMT liability. Each Fund's distributions will be treated as described above for federal income tax purposes whether they are paid in cash or reinvested in additional shares. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders, particularly corporations, recipients of social security or railroad retirement benefits and those subject to alternative minimum tax, should consult with their advisers concerning the applicability of state, local and other taxes to an investment. Additional information about state taxes is provided below.

California. Under California law, dividends paid by the California Fund and designated by it as tax-exempt are exempt from California personal income tax on individuals who reside in California to the extent such dividends are derived from interest payments on municipal obligations exempt from California state personal income taxes and provided that at least 50% of the assets of the California Portfolio at the close of each quarter of its taxable year are invested in obligations the interest on which is exempt under either federal or California law from taxation by the state of California. Distributions of short-term capital gains are treated as ordinary income, and distributions of long-term capital gains are treated as long-term capital gains taxable at ordinary income rates under the California personal income tax. Exempt-interest dividends paid to a corporate shareholder subject to California state corporate franchise tax will be taxable as ordinary income.

Florida. The Florida Statutes provide that shares of a Florida fund owned by a Florida resident will be exempt from the Florida intangible personal property tax as long as at least ninety percent (90%) of the net asset value of the portfolio is invested in assets that are exempt from the Florida intangible personal property tax. The Florida Portfolio will normally invest in tax-exempt obligations of Florida, the United States, the U.S. Territories or political subdivisions of the United States or Florida so Florida Fund shares should, under normal circumstances, be exempt from the Florida intangibles tax.

Massachusetts. Based on a letter ruling from the Department of Revenue of The Commonwealth of Massachusetts received by the Massachusetts Portfolio, the Massachusetts Fund's interest distributions attributable to Massachusetts obligations (debt obligations issued by The Commonwealth of Massachusetts or its political subdivisions, including agencies or instrumentalities thereof), Possessions obligations (the Governments of Puerto Rico, Guam, or the United States Virgin Islands) and United States obligations can be excluded from Massachusetts gross income for Massachusetts personal income tax purposes. Distributions properly designated as capital gain dividends and attributable to gains realized on the sale of certain Massachusetts tax-exempt obligations issued pursuant to statutes that specifically exempt such gains from Massachusetts taxation will also be exempt from Massachusetts personal income tax. Other distributions from the Massachusetts Fund that are included in a shareholder's federal gross income, including distributions of net long-term capital gains not described in the preceding sentence and net short-term capital gains, are generally not exempt from Massachusetts personal income tax.

Distributions  from the  Massachusetts  Fund and the value of the  shares of the
Massachusetts   Fund  may  be  subject  to  the  Massachusetts   excise  tax  on
corporations.

New Jersey. The New Jersey Fund intends to satisfy New Jersey's statutory requirements for treatment as a "Qualified Investment Fund" under the provisions of the New Jersey Gross Income Tax Act (N.J.S.A. Sections 54A: 5-1 et seq.), as amended and any regulations promulgated thereunder. The Fund has obtained an opinion of special tax counsel to the New Jersey Fund that, provided the New Jersey Fund limits its investments to those described in this prospectus and otherwise satisfies such statutory requirements, shareholders of the New Jersey Fund which are individuals, estates or trusts will not be required to include in their New Jersey gross income distributions from the New Jersey Fund that are attributable to interest or gain realized by the New Jersey Fund from obligations the interest on which is exempt from regular federal income tax and is exempt from New Jersey State personal income tax or other obligations statutorily free from New Jersey taxation. However, with regard to corporate shareholders, such counsel is also of the opinion that distributions from the New Jersey Fund will not be excluded from net income and shares of the New Jersey Fund will not be excluded from investment capital in determining New Jersey corporation business (franchise) and corporation income taxes for corporate shareholders.

New York. In the opinion of special tax counsel to the New York Fund, under New York law, dividends paid by the New York Fund are exempt from the New York State and New York City personal income tax applicable to individuals who reside in New York State and/or City to the extent such dividends are excluded from gross income for federal income tax purposes and are derived from interest payments on tax-exempt obligations issued by or on behalf of New York State and its political subdivisions and agencies, or the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Other distributions from the New York Fund, including distributions derived from taxable ordinary income and net short-term and long-term capital gains, are generally not exempt from New York State or City personal income tax. Distributions paid to a corporate shareholder from investment income including exempt-interest dividends and capital gains of the Fund will be subject to New York state corporate franchise and New York City corporation income tax.

Ohio. In the opinion of special tax counsel to the Ohio Fund, under current Ohio law individuals who are otherwise subject to the Ohio personal income tax will not be subject to such tax on dividends paid by the Ohio Fund to the extent such dividends are properly attributable to interest on obligations issued by or on behalf of the State of Ohio or its political subdivisions, or the agencies or instrumentalities thereof ("Ohio obligations"). Dividends paid by the Ohio Fund also will be excluded from the net income base of the Ohio corporation franchise tax to the extent such dividends are excluded from gross income for federal income tax purposes or are properly attributable to interest on Ohio obligations. However, the Ohio Fund's shares will be included in the tax base for purposes of computing the Ohio corporation franchise tax on the net worth basis. These conclusions regarding Ohio taxation are based on the assumption that the Ohio Fund will continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Ohio Fund will consist of Ohio obligations or similar obligations of other states or their subdivisions determined, to the extent the Ohio Fund invests in the Ohio Portfolio, by treating the Ohio Fund as owning its proportionate share of the assets owned by the Ohio Portfolio.

Pennsylvania. Interest derived by the Pennsylvania Fund from obligations which are statutorily free from state taxation in Pennsylvania ("Exempt Obligations") are not taxable on pass through to shareholders for purposes of the Pennsylvania personal income tax. The term "Exempt Obligations" includes (i) those obligations issued by the Commonwealth of Pennsylvania and its political subdivisions, agencies and instrumentalities, the interest from which is statutorily free from state taxation in the Commonwealth of Pennsylvania, and
(ii) certain qualifying obligations of U.S. territories and possessions, or direct U.S. Government obligations. Distributions attributable to most other sources, including capital gains, will not be exempt from Pennsylvania personal income tax.

Corporate shareholders that are subject to the Pennsylvania corporate net income tax will not be subject to corporate net income tax on distributions made by the Pennsylvania Fund, provided such distributions are derived from interest on Exempt Obligations. Distributions of capital gain attributable to Exempt Obligations are subject to the Pennsylvania corporate net income tax.


Shares of the Pennsylvania Fund which are held by individual shareholders who are Pennsylvania residents and subject to the Pennsylvania county personal property tax will be exempt from such tax to the extent that the obligations held by the Pennsylvania Portfolio consist of Exempt Obligations on the annual assessment date. Corporations are not subject to Pennsylvania personal property taxes.

For individual shareholders who are residents of the City of Philadelphia, distributions of interest derived from Exempt Obligations will not be taxable for purposes of the Philadelphia School District Investment Net Income Tax ("Philadelphia School District Tax"), provided that the Pennsylvania Fund reports to its investors the percentage of Exempt Obligations held by the Pennsylvania Portfolio for the year. The Pennsylvania Fund will report such percentage to its investors.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a Fund's financial performance for the past five years. Certain information in the tables reflect the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and each Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request. Each Fund began offering Class A and Class B shares in 1996. The Florida Fund, Massachusetts Fund, New York Fund and Pennsylvania Fund began offering three Classes of shares on April 1, 1998. Prior to that date, each Fund offered only Class A and B shares and Class C existed as a separate fund.


                                                                                       CALIFORNIA FUND
                                                   --------------------------------------------------------------------------------
                                                                                     YEAR ENDED MARCH 31,
                                                   --------------------------------------------------------------------------------
                                                                        2002(1)(2)             2001(2)             2000(2)
                                                   --------------------------------------------------------------------------------
                                                                 CLASS A       CLASS B   CLASS A   CLASS B    CLASS A     CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year                           $ 10.260      $ 10.260   $ 9.700   $ 9.700   $10.350     $10.350
                                                                -----------   --------   -------   -------   -------     -------
  Income (loss) from operations
  Net investment income                                         $  0.430      $  0.353   $ 0.440   $ 0.365   $ 0.440     $ 0.366
  Net realized and unrealized gain (loss)                         (0.160)      (0.185)     0.559     0.564    (0.640)     (0.636)
                                                                -----------   --------   -------   -------   -------     -------
  Total income (loss) from operations                           $  0.270      $  0.168   $ 0.999   $ 0.929   $(0.200)    $(0.270)
                                                                -----------   --------   -------   -------   -------     -------
  Less distributions*
  From net investment income                                    $ (0.430)     $ (0.358)  $(0.439)  $(0.369)  $(0.450)    $(0.380)
                                                                -----------   --------   -------   -------   -------     -------
  Total distributions                                           $ (0.430)     $ (0.358)  $(0.439)  $(0.369)  $(0.450)    $(0.380)
                                                                -----------   --------   -------   -------   -------     -------
  Net asset value - End of year                                 $ 10.100      $ 10.070   $10.260   $10.260   $ 9.700     $ 9.700
                                                                ===========   ========   =======   =======   =======     =======
  Total Return(3)                                                   2.65%         1.64%    10.54%     9.77%    (1.88)%     (2.58)%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)                       $ 20,747      $  1,723   $19,578   $ 1,890   $20,448     $ 2,088
  Ratios (as a percentage of average daily net assets):
   Expenses(4)                                                      1.02%         1.77%     1.03%     1.78%     1.04%       1.79%
   Expenses after custodian fee reduction(4)                        1.00%         1.75%     1.00%     1.75%     1.04%       1.79%
   Net investment income                                            4.19%         3.44%     4.42%     3.68%     4.48%       3.73%
  Portfolio Turnover of the Portfolio                                  9%            9%        8%        8%       13%         13%

                                                   (See footnotes on last page.)

                                                                                     CALIFORNIA FUND
                                                        ------------------------------------------------------------------
                                                                                   YEAR ENDED MARCH 31,
                                                        ------------------------------------------------------------------
                                                                           1999                        1998
                                                        ------------------------------------------------------------------
                                                                CLASS A       CLASS B(2)    CLASS A        CLASS B(2)
--------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year                           $10.330       $10.330       $ 9.980        $ 9.980
                                                                -------       -------       -------        -------
  Income (loss) from operations
  Net investment income                                         $ 0.453       $ 0.382       $ 0.459        $ 0.386
  Net realized and unrealized gain (loss)                         0.030         0.025         0.362          0.362
                                                                -------       -------       -------        -------
  Total income (loss) from operations                           $ 0.483       $ 0.407       $ 0.821        $ 0.748
                                                                -------       -------       -------        -------
  Less distributions*
  From net investment income                                    $(0.463)      $(0.387)      $(0.471)       $(0.398)
                                                                -------       -------       -------        -------
  Total distributions                                           $(0.463)      $(0.387)      $(0.471)       $(0.398)
                                                                -------       -------       -------        -------
  Net asset value - End of year                                 $10.350       $10.350       $10.330        $10.330
                                                                =======       =======       =======        =======
  Total Return(3)                                                  4.56%         3.99%         8.56%          7.60%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)                       $26,170       $ 2,399       $25,780        $ 5,316
  Ratios (as a percentage of average daily net assets):
   Expenses(4)                                                     0.95%         1.62%         0.96%          1.76%
   Expenses after custodian fee reduction(4)                       0.94%         1.61%         0.94%          1.74%
   Net investment income                                           4.37%         3.71%         4.51%          3.76%
  Portfolio Turnover of the Portfolio                                29%           29%           40%            40%

                                                   (See footnotes on last page.)

                                                                            FLORIDA FUND
                                   ------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED MARCH 31,
                                   ------------------------------------------------------------------------------------------------
                                              2002(1)(2)                      2001(2)                         2000(2)
                                   ------------------------------------------------------------------------------------------------
                                    CLASS A    CLASS B    CLASS C   CLASS A   CLASS B   CLASS C    CLASS A    CLASS B     CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of
  year                             $ 10.130   $ 10.130   $  9.570   $ 9.670   $ 9.670   $ 9.140   $10.270    $10.270     $ 9.710
                                   --------   --------   --------   -------   -------   -------   -------    -------     -------
  Income (loss) from operations
  Net investment income            $  0.449   $  0.377   $  0.348   $ 0.449   $ 0.369   $ 0.356   $ 0.448    $ 0.374     $ 0.354
  Net realized and unrealized
  gain (loss)                       (0.077)    (0.077)    (0.068)     0.455     0.460     0.423    (0.597)    (0.598)     (0.570)
                                   --------   --------   --------   -------   -------   -------   -------    -------     -------
  Total income (loss) from
  operations                       $  0.372   $  0.300   $  0.280   $ 0.904   $ 0.829   $ 0.779   $(0.149)   $(0.224)    $(0.216)
  Less distributions*
  From net investment income       $ (0.452)  $ (0.380)  $ (0.360)  $(0.444)  $(0.369)  $(0.349)  $(0.451)   $(0.376)    $(0.354)
                                   --------   --------   --------   -------   -------   -------   -------    -------     -------
  Total distributions              $ (0.452)  $ (0.380)  $ (0.360)  $(0.444)  $(0.369)  $(0.349)  $(0.451)   $(0.376)    $(0.354)
                                   --------   --------   --------   -------   -------   -------   -------    -------     -------
  Net asset value - End of year    $ 10.050   $ 10.050   $  9.490   $10.130   $10.130   $ 9.570   $ 9.670    $ 9.670     $ 9.140
                                   ========   ========   ========   =======   =======   =======   =======    =======     =======
  Total Return(3)                      3.71%      2.98%      2.93%     9.59%     8.76%     8.70%    (1.43)%    (2.17)%     (2.21)%
  Ratios/Supplemental Data
  Net assets, end of year (000's
  omitted)                         $ 33,611   $  2,621   $  4,322   $31,754   $ 4,905   $ 2,609   $36,952    $ 4,907     $ 2,946
  Ratios (as a percentage of
  average daily net assets):
   Expenses(4)                         0.94%      1.69%      1.69%     0.95%     1.70%     1.69%     0.97%      1.71%       1.71%
   Expenses after custodian fee
    reduction(4)                       0.91%      1.66%      1.66%     0.93%     1.68%     1.67%     0.94%      1.68%       1.68%
   Net investment income               4.42%      3.72%      3.63%     4.57%     3.81%     3.84%     4.55%      3.80%       3.80%
  Portfolio Turnover of the
  Portfolio                              15%        15%        15%        7%        7%        7%       16%        16%         16%

                                                                              FLORIDA FUND
                                                        ------------------------------------------------------------
                                                                          YEAR ENDED MARCH 31,
                                                        ------------------------------------------------------------
                                                                  1999(2)                     1998
                                                        ------------------------------------------------------------
                                                                CLASS A   CLASS B   CLASS C   CLASS A    CLASS B(2)
--------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year                           $10.290   $10.290   $ 9.730   $ 9.980        $ 9.980
                                                                -------   -------   -------   -------        -------
  Income (loss) from operations
  Net investment income                                         $ 0.453   $ 0.378   $ 0.356   $ 0.465        $ 0.391
  Net realized and unrealized gain (loss)                        (0.018)   (0.018)   (0.012)    0.307          0.307
                                                                -------   -------   -------   -------        -------
  Total income (loss) from operations                           $ 0.435   $ 0.360   $ 0.344   $ 0.772        $ 0.698
                                                                --------  --------  --------  -------        -------
  Less distributions*
  From net investment income                                    $(0.455)  $(0.380)  $(0.364)  $(0.462)       $(0.388)
                                                                -------   -------   -------   -------        -------
  Total distributions                                           $(0.455)  $(0.380)  $(0.364)  $(0.462)       $(0.388)
                                                                --------  --------  --------  -------        -------
  Net asset value - End of year                                 $10.270   $10.270   $ 9.710   $10.290        $10.290
                                                                ========  ========  ========  =======        =======
  Total Return(3)                                                  4.10%     3.54%     3.57%     8.06%          7.08%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)                       $49,355   $ 6,326   $ 3,950   $50,116        $10,612
  Ratios (as a percentage of average daily net assets):
   Expenses(4)                                                     0.90%     1.63%     1.66%     0.90%          1.66%
   Expenses after custodian fee reduction(4)                       0.88%     1.61%     1.64%     0.88%          1.64%
   Net investment income                                           4.38%     3.67%     3.65%     4.61%          3.84%
  Portfolio Turnover of the Portfolio                                16%       16%       16%       38%            38%

                                                   (See footnotes on last page.)

                                                                         MASSACHUSETTS FUND
                                   ------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED MARCH 31,
                                   ------------------------------------------------------------------------------------------------
                                              2002(1)(2)                      2001(2)                         2000(2)
                                   ------------------------------------------------------------------------------------------------
                                    CLASS A    CLASS B    CLASS C   CLASS A   CLASS B   CLASS C    CLASS A    CLASS B     CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of
  year                             $ 10.110   $ 10.110   $  9.680   $ 9.680   $ 9.680   $ 9.260   $10.320    $10.320     $ 9.860
                                   --------   --------   --------   -------   -------   -------   -------    -------     -------
  Income (loss) from operations
  Net investment income            $  0.443   $  0.364   $  0.348   $ 0.462   $ 0.387   $ 0.375   $ 0.455    $ 0.380     $ 0.364
  Net realized and unrealized
  gain (loss)                       (0.124)    (0.135)    (0.114)     0.413     0.410     0.395    (0.648)    (0.651)     (0.612)
                                   --------   --------   --------   -------   -------   -------   -------    -------     -------
  Total income (loss) from
  operations                       $  0.319   $  0.229   $  0.234   $ 0.875   $ 0.797   $ 0.770   $(0.193)   $(0.271)    $(0.248)
                                   --------   --------   --------   -------   -------   -------   -------    -------     -------
  Less distributions*
  From net investment income       $ (0.449)  $ (0.369)  $ (0.354)  $(0.445)  $(0.367)  $(0.350)  $(0.447)   $(0.369)    $(0.352)
                                   --------   --------   --------   -------   -------   -------   -------    -------     -------
  Total distributions              $ (0.449)  $ (0.369)  $ (0.354)  $(0.445)  $(0.367)  $(0.350)  $(0.447)   $(0.369)    $(0.352)
                                   --------   --------   --------   -------   -------   -------   -------    -------     -------
  Net asset value - End of year    $  9.980   $  9.970   $  9.560   $10.110   $10.110   $ 9.680   $ 9.680    $ 9.680     $ 9.260
                                   ========   ========   ========   =======   =======   =======   =======    =======     =======
  Total Return(3)                      3.17%      2.27%      2.40%     9.26%     8.19%     8.49%    (1.85)%    (2.62)%     (2.51)%
  Ratios/Supplemental Data
  Net assets, end of year (000's
  omitted)                         $ 33,848   $  3,969   $  5,632   $32,736   $ 2,218   $ 2,573   $37,411    $ 2,000     $ 4,561
  Ratios (as a percentage of
  average daily net assets):
   Expenses(4)                         0.94%      1.69%      1.69%     0.95%     1.70%     1.71%     0.94%      1.69%       1.69%
   Expenses after custodian fee
    reduction(4)                       0.91%      1.66%      1.66%     0.92%     1.67%     1.68%     0.91%      1.66%       1.66%
   Net investment income               4.37%      3.59%      3.58%     4.70%     3.93%     3.99%     4.61%      3.84%       3.87%
  Portfolio Turnover of the
  Portfolio                               8%         8%         8%        8%        8%        8%       15%        15%         15%

                                                                                MASSACHUSETTS FUND
                                                                ----------------------------------------------------
                                                                                YEAR ENDED MARCH 31,
                                                                ----------------------------------------------------
                                                                          1999(2)                     1998
                                                                ----------------------------------------------------
                                                                CLASS A   CLASS B   CLASS C   CLASS A    CLASS B(2)
--------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year                           $10.330   $10.330   $ 9.880   $ 9.990        $ 9.990
                                                                --------  --------  --------  -------        -------
  Income (loss) from operations
  Net investment income                                         $ 0.450   $ 0.373   $ 0.354   $ 0.457        $ 0.384
  Net realized and unrealized gain (loss)                        (0.004)   (0.005)   (0.006)    0.339          0.339
                                                                --------  --------  --------  -------        -------
  Total income (loss) from operations                           $ 0.446   $ 0.368   $ 0.348   $ 0.796        $ 0.723
                                                                --------  --------  --------  -------        -------
  Less distributions*
  From net investment income                                    $(0.456)  $(0.378)  $(0.368)  $(0.456)       $(0.383)
                                                                -------   -------   -------   -------        -------
  Total distributions                                           $(0.456)  $(0.378)  $(0.368)  $(0.456)       $(0.383)
                                                                --------  --------  --------  -------        -------
  Net asset value - End of year                                 $10.320   $10.320   $ 9.860   $10.330        $10.330
                                                                ========  ========  ========  =======        =======
  Total Return(3)                                                  4.19%     3.60%     3.56%     8.29%          7.33%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)                       $43,436   $ 2,747   $ 5,217   $43,575        $ 8,451
  Ratios (as a percentage of average daily net assets):
   Expenses(4)                                                     0.94%     1.70%     1.70%     0.96%          1.70%
   Expenses after custodian fee reduction(4)                       0.91%     1.67%     1.67%     0.92%          1.66%
   Net investment income                                           4.35%     3.61%     3.57%     4.53%          3.85%
  Portfolio Turnover of the Portfolio                                19%       19%       19%       46%            46%

                                                   (See footnotes on last page.)

                                                                                  NEW JERSEY FUND
                                                        -----------------------------------------------------------------
                                                                                YEAR ENDED MARCH 31,
                                                        -----------------------------------------------------------------
                                                                 2002(1)(2)              2001                 2000(2)
                                                        -----------------------------------------------------------------
                                                        CLASS A    CLASS B    CLASS A   CLASS B    CLASS A     CLASS B
-------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year                   $ 10.180   $ 10.180    $ 9.780   $ 9.780   $10.320     $10.320
                                                        --------   --------    -------   -------   -------     -------
  Income (loss) from operations
  Net investment income                                 $  0.453   $  0.376    $ 0.470   $ 0.411   $ 0.464     $ 0.388
  Net realized and unrealized gain (loss)                 (0.169)    (0.182)      0.392     0.373    (0.540)     (0.542)
                                                        --------   --------    -------   -------   -------     -------
  Total income (loss) from operations                   $  0.284   $  0.194    $ 0.862   $ 0.784   $(0.076)    $(0.154)
                                                        --------   --------    -------   -------   -------     -------
  Less distributions*
  From net investment income                            $ (0.464)  $ (0.384)   $(0.462)  $(0.384)  $(0.464)    $(0.386)
                                                        --------   --------    -------   -------   -------     -------
  Total distributions                                   $ (0.464)  $ (0.384)   $(0.462)  $(0.384)  $(0.464)    $(0.386)
                                                        --------   --------    -------   -------   -------     -------
  Net asset value - End of year                         $ 10.000   $  9.990    $10.180   $10.180   $ 9.780     $ 9.780
                                                        ========   ========    =======   =======   =======     =======
  Total Return(3)                                           2.82%      1.92%      9.04%     8.41%    (0.70)%     (1.48)%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)               $ 34,898   $  3,152    $30,889   $ 2,476   $32,710     $ 2,272
  Ratios (as a percentage of average daily net assets):
   Expenses(4)                                              0.96%      1.71%      0.98%     1.73%     0.99%       1.74%
   Expenses after custodian fee reduction(4)                0.94%      1.69%      0.96%     1.71%     0.96%       1.71%
   Net investment income                                    4.47%      3.70%      4.73%     3.97%     4.68%       3.91%
  Portfolio Turnover of the Portfolio                         17%        17%        11%       11%       15%         15%

                                                                                        NEW JERSEY FUND
                                                                        ----------------------------------------------------
                                                                                        YEAR ENDED MARCH 31,
                                                                        ----------------------------------------------------
                                                                              1999(2)                  1998
                                                                        ----------------------------------------------------
                                                                        CLASS A     CLASS B    CLASS A       CLASS B(2)
----------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year                                   $10.350     $10.350    $10.070        $10.070
                                                                        ---------   ---------   -------        -------
  Income (loss) from operations
  Net investment income                                                 $ 0.463     $ 0.383    $ 0.464        $ 0.391
  Net realized and unrealized gain (loss)                                (0.030)     (0.028)     0.279          0.279
                                                                        ---------   ---------   -------        -------
  Total income (loss) from operations                                   $ 0.433     $ 0.355    $ 0.743        $ 0.670
                                                                        ---------   ---------   -------        -------
  Less distributions*
  From net investment income                                            $(0.463)    $(0.385)   $(0.463)       $(0.390)
                                                                        -------     -------    -------        -------
  Total distributions                                                   $(0.463)    $(0.385)   $(0.463)       $(0.390)
                                                                        -------     -------    -------        -------
  Net asset value - End of year                                         $10.320     $10.320    $10.350        $10.350
                                                                        =========   =========   =======        =======
  Total Return(3)                                                          4.04%       3.46%      7.69%          6.73%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)                               $36,591     $ 3,056    $35,879        $ 8,620
  Ratios (as a percentage of average daily net assets):
   Expenses(4)                                                             0.95%       1.72%      0.99%          1.72%
   Expenses after custodian fee reduction(4)                               0.95%       1.72%      0.98%          1.71%
   Net investment income                                                   4.47%       3.70%      4.56%          3.85%
  Portfolio Turnover of the Portfolio                                        13%         13%        21%            21%

                                                   (See footnotes on last page.)

                                                                           NEW YORK FUND
                                   ------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED MARCH 31,
                                   ------------------------------------------------------------------------------------------------
                                              2002(1)(2)                      2001                            2000(2)
                                   ------------------------------------------------------------------------------------------------
                                    CLASS A    CLASS B    CLASS C   CLASS A   CLASS B   CLASS C    CLASS A    CLASS B     CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of
  year                             $ 10.550   $ 10.550   $ 10.010   $10.030   $10.030   $ 9.510   $10.560    $10.560     $10.000
                                   --------   --------   --------   -------   -------   -------   -------    -------     -------
  Income (loss) from operations
  Net investment income            $  0.460   $  0.378   $  0.356   $ 0.470   $ 0.397   $ 0.369   $ 0.470    $ 0.391     $ 0.364
  Net realized and unrealized
  gain (loss)                       (0.180)    (0.198)    (0.163)     0.519     0.512     0.493    (0.529)    (0.530)     (0.490)
                                   --------   --------   --------   -------   -------   -------   -------    -------     -------
  Total income (loss) from
  operations                       $  0.280   $  0.180   $  0.193   $ 0.989   $ 0.909   $ 0.862   $(0.059)   $(0.139)    $(0.126)
                                   --------   --------   --------   -------   -------   -------   -------    -------     -------
  Less distributions*
  From net investment income       $ (0.470)  $ (0.390)  $ (0.363)  $(0.469)  $(0.389)  $(0.362)  $(0.471)   $(0.391)    $(0.364)
                                   --------   --------   --------   -------   -------   -------   -------    -------     -------
  Total distributions              $ (0.470)  $ (0.390)  $ (0.363)  $(0.469)  $(0.389)  $(0.362)  $(0.471)   $(0.391)    $(0.364)
                                   --------   --------   --------   -------   -------   -------   -------    -------     -------
  Net asset value - End of year    $ 10.360   $ 10.340   $  9.840   $10.550   $10.550   $10.010   $10.030    $10.030     $ 9.510
                                   ========   ========   ========   =======   =======   =======   =======    =======     =======
  Total Return(3)                      2.67%      1.80%      1.92%    10.11%     9.26%     9.26%    (0.50)%    (1.29)%     (1.22)%
  Ratios/Supplemental Data
  Net assets, end of year (000's
  omitted)                         $ 44,811   $  4,822   $  7,408   $43,835   $ 4,227   $ 2,547   $45,773    $ 3,960     $ 1,721
  Ratios (as a percentage of
  average daily net assets):
   Expenses(4)                         0.92%      1.67%      1.67%     0.94%     1.69%     1.68%     0.96%      1.71%       1.71%
   Expenses after custodian fee
    reduction(4)                       0.89%      1.64%      1.64%     0.92%     1.67%     1.66%     0.93%      1.68%       1.68%
   Net investment income               4.37%      3.59%      3.57%     4.59%     3.83%     3.83%     4.63%      3.87%       3.89%
  Portfolio Turnover of the
  Portfolio                              11%        11%        11%       10%       10%       10%       18%        18%         18%

                                                                                          NEW YORK FUND
                                                                ---------------------------------------------------------------
                                                                                        YEAR ENDED MARCH 31,
                                                                ---------------------------------------------------------------
                                                                             1999(2)                       1998
                                                                ---------------------------------------------------------------
                                                                CLASS A      CLASS B     CLASS C   CLASS A       CLASS B(2)
-------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year                           $10.510     $10.510      $ 9.950   $10.040        $10.040
                                                                --------  ----------     --------  -------        -------
  Income (loss) from operations
  Net investment income                                         $ 0.468     $ 0.386      $ 0.368   $ 0.461        $ 0.388
  Net realized and unrealized gain (loss)                         0.047       0.050        0.053     0.470          0.470
                                                                --------  ----------     --------  -------        -------
  Total income (loss) from operations                           $ 0.515     $ 0.436      $ 0.421   $ 0.931        $ 0.858
                                                                --------  ----------     --------  -------        -------
  Less distributions*
  From net investment income                                    $(0.465)    $(0.386)     $(0.371)  $(0.461)       $(0.388)
                                                                -------     -------      -------   -------        -------
  Total distributions                                           $(0.465)    $(0.386)     $(0.371)  $(0.461)       $(0.388)
                                                                --------  ----------     --------  -------        -------
  Net asset value - End of year                                 $10.560     $10.560      $10.000   $10.510        $10.510
                                                                ========  ==========     ========  =======        =======
  Total Return(3)                                                  4.78%       4.20%        4.28%     9.61%          8.65%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)                       $57,864     $ 5,078      $ 2,737   $59,442        $12,220
  Ratios (as a percentage of average daily net assets):
   Expenses(4)                                                     0.91%       1.68%        1.67%     0.93%          1.70%
   Expenses after custodian fee reduction(4)                       0.91%       1.68%        1.67%     0.91%          1.68%
   Net investment income                                           4.42%       3.67%        3.65%     4.50%          3.77%
  Portfolio Turnover of the Portfolio                                17%         17%          17%       53%            53%

                                                   (See footnotes on last page.)

                                                                                            OHIO FUND
                                                                ------------------------------------------------------------------
                                                                                       YEAR ENDED MARCH 31,
                                                                ------------------------------------------------------------------
                                                                     2002(1)(2)             2001(2)              2000(2)
                                                                ------------------------------------------------------------------
                                                                CLASS A     CLASS B    CLASS A   CLASS B    CLASS A     CLASS B
----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year                           $  9.760    $  9.760    $ 9.430   $ 9.430   $10.110     $10.110
                                                                --------    --------    -------   -------   -------     -------
  Income (loss) from operations
  Net investment income                                         $  0.394    $  0.321    $ 0.431   $ 0.361   $ 0.447     $ 0.376
  Net realized and unrealized gain (loss)                         (0.142)     (0.139)     0.343     0.343    (0.672)     (0.672)
                                                                --------    --------    -------   -------   -------     -------
  Total income (loss) from operations                           $  0.252    $  0.182    $ 0.774   $ 0.704   $(0.225)    $(0.296)
                                                                --------    --------    -------   -------   -------     -------
  Less distributions*
  From net investment income                                    $ (0.422)   $ (0.352)   $(0.444)  $(0.374)  $(0.455)    $(0.384)
                                                                --------    --------    -------   -------   -------     -------
  Total distributions                                           $ (0.422)   $ (0.352)   $(0.444)  $(0.374)  $(0.455)    $(0.384)
                                                                --------    --------    -------   -------   -------     -------
  Net asset value - End of year                                 $  9.590    $  9.590    $ 9.760   $ 9.760   $ 9.430     $ 9.430
                                                                ========    ========    =======   =======   =======     =======
  Total Return(3)                                                  2.62%       1.89%      8.42%     7.63%    (2.22)%     (2.94)%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)                       $ 16,310    $  1,390    $15,046   $ 1,519   $16,761     $ 2,041
  Ratios (as a percentage of average daily net assets):
   Expenses(4)                                                     1.14%       1.89%      1.18%     1.93%     1.08%       1.83%
   Expenses after custodian fee reduction(4)                       1.11%       1.86%      1.14%     1.89%     1.05%       1.80%
   Net investment income                                           4.05%       3.30%      4.53%     3.79%     4.63%       3.89%
  Portfolio Turnover of the Portfolio                                19%         19%        17%       17%       13%         13%

                                                                                     OHIO FUND
                                                                ----------------------------------------------------
                                                                                YEAR ENDED MARCH 31,
                                                                ----------------------------------------------------
                                                                      1999(2)                  1998
                                                                ----------------------------------------------------
                                                                CLASS A     CLASS B    CLASS A       CLASS B(2)
--------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year                           $10.140     $10.140    $ 9.820        $ 9.820
                                                                ---------   ---------   -------        -------
  Income (loss) from operations
  Net investment income                                         $ 0.458     $ 0.386    $ 0.461        $ 0.389
  Net realized and unrealized gain (loss)                        (0.019)     (0.023)     0.331          0.331
                                                                ---------   ---------   -------        -------
  Total income (loss) from operations                           $ 0.439     $ 0.363    $ 0.792        $ 0.720
                                                                ---------   ---------   -------        -------
  Less distributions*
  From net investment income                                    $(0.469)    $(0.393)   $(0.472)       $(0.400)
                                                                -------     -------    -------        -------
  Total distributions                                           $(0.469)    $(0.393)   $(0.472)       $(0.400)
                                                                ---------   ---------   -------        -------
  Net asset value - End of year                                 $10.110     $10.110    $10.140        $10.140
                                                                =========   =========   =======        =======
  Total Return(3)                                                  4.19%       3.62%      8.40%          7.43%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)                       $20,375     $ 2,205    $18,114        $ 4,249
  Ratios (as a percentage of average daily net assets):
   Expenses(4)                                                     1.03%       1.75%      1.11%          1.80%
   Expenses after custodian fee reduction(4)                       1.00%       1.72%        --             --
   Net investment income                                           4.51%       3.79%      4.57%          3.92%
  Portfolio Turnover of the Portfolio                                19%         19%        29%            29%

                                                   (See footnotes on last page.)

                                                                         PENNSYLVANIA FUND
                                   ------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED MARCH 31,
                                   ------------------------------------------------------------------------------------------------
                                              2002(1)(2)                       2001(2)                        2000(2)
                                   ------------------------------------------------------------------------------------------------
                                    CLASS A    CLASS B    CLASS C   CLASS A   CLASS B   CLASS C    CLASS A    CLASS B     CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of
  year                             $ 10.270   $ 10.270   $  9.720   $ 9.870   $ 9.870   $ 9.340   $10.500    $10.500     $ 9.930
                                   --------   --------   --------   -------   -------   -------   -------    -------     -------
  Income (loss) from operations
  Net investment income            $  0.453   $  0.372   $  0.354   $ 0.472   $ 0.397   $ 0.376   $ 0.473    $ 0.383     $ 0.376
  Net realized and unrealized
  gain (loss)                       (0.130)    (0.138)    (0.121)     0.388     0.384     0.363    (0.641)    (0.630)     (0.605)
                                   --------   --------   --------   -------   -------   -------   -------    -------     -------
  Total income (loss) from
  operations                       $  0.323   $  0.234   $  0.233   $ 0.860   $ 0.781   $ 0.739   $(0.168)   $(0.247)    $(0.229)
                                   --------   --------   --------   -------   -------   -------   -------    -------     -------
  Less distributions
  From net investment income       $ (0.463)  $ (0.384)  $ (0.363)  $(0.460)  $(0.381)  $(0.359)  $(0.462)   $(0.383)    $(0.361)
                                   --------   --------   --------   -------   -------   -------   -------    -------     -------
  Total distributions              $ (0.463)  $ (0.384)  $ (0.363)  $(0.460)  $(0.381)  $(0.359)  $(0.462)   $(0.383)    $(0.361)
                                   --------   --------   --------   -------   -------   -------   -------    -------     -------
  Net asset value - End of year    $ 10.130   $ 10.120   $  9.590   $10.270   $10.270   $ 9.720   $ 9.870    $ 9.870     $ 9.340
                                   ========   ========   ========   =======   =======   =======   =======    =======     =======
  Total Return(3)                      3.18%      2.28%      2.40%     8.94%     8.08%     8.08%    (1.57)%    (2.34)%     (2.29)%
  Ratios/Supplemental Data
  Net assets, end of year (000's
  omitted)                         $ 29,845   $  2,643   $  7,262   $28,840   $ 2,286   $ 4,413   $31,851    $ 2,423     $ 4,221
  Ratios (as a percentage of
  average daily net assets):
   Expenses(4)                         0.97%      1.72%      1.72%     0.99%     1.74%     1.73%     0.99%      1.74%       1.74%
   Expenses after custodian fee
    reduction(4)                       0.92%      1.67%      1.67%     0.96%     1.71%     1.70%     0.97%      1.72%       1.72%
   Net investment income               4.41%      3.63%      3.64%     4.72%     3.96%     3.96%     4.69%      3.93%       3.95%
  Portfolio Turnover of the
  Portfolio                              20%        20%        20%        6%        6%        6%       11%        11%         11%

                                               (See footnotes on the last page.)

                                                                                 PENNSYLVANIA FUND
                                                                ----------------------------------------------------------
                                                                                YEAR ENDED MARCH 31,
                                                                ----------------------------------------------------------
                                                                          1999(2)                     1998
                                                                ----------------------------------------------------------
                                                                CLASS A   CLASS B   CLASS C   CLASS A      CLASS B(2)
--------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year                           $10.550   $10.550   $ 9.980   $10.100        $10.100
                                                                --------  --------  --------  -------        -------
  Income (loss) from operations
  Net investment income                                         $ 0.477   $ 0.400   $ 0.374   $ 0.481        $ 0.407
  Net realized and unrealized gain (loss)                        (0.051)   (0.053)   (0.042)    0.445          0.445
                                                                -------   --------  --------  -------        -------
  Total income (loss) from operations                           $ 0.426   $ 0.347   $ 0.332   $ 0.926        $ 0.852
                                                                --------  --------  --------  -------        -------
  Less distributions*
  From net investment income                                    $(0.476)  $(0.397)  $(0.382)  $(0.476)       $(0.402)
                                                                -------   -------   -------   -------        -------
  Total distributions                                           $(0.476)  $(0.397)  $(0.382)  $(0.476)       $(0.402)
                                                                --------  --------  --------  -------        -------
  Net asset value - End of year                                 $10.500   $10.500   $ 9.930   $10.550        $10.550
                                                                ========  ========  ========  =======        =======
  Total Return(3)                                                  3.90%     3.33%     3.36%     9.52%          8.55%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)                       $41,048   $ 3,787   $ 5,803   $43,961        $ 8,277
  Ratios (as a percentage of average daily net assets):
   Expenses(4)                                                     0.94%     1.69%     1.71%     0.97%          1.71%
   Expenses after custodian fee reduction(4)                       0.92%     1.67%     1.69%     0.95%          1.69%
   Net investment income                                           4.52%     3.79%     3.74%     4.67%          3.95%
  Portfolio Turnover of the Portfolio                                16%       16%       16%       36%            36%

(1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002 for California Fund, $0.001 for Florida Fund, Massachusetts Fund, New Jersey Fund, New York Fund, Ohio Fund and Pennsylvania Fund, increase net realized and unrealized losses per share by $.002 for California Fund, by $0.001 for Florida Fund, Massachusetts Fund, New Jersey Fund, New York Fund and Pennsylvania Fund, and by less than $0.001 for Ohio Fund and increase the ratio of net investment income to average net assets from 4.17% to 4.19% for California Fund Class A, 3.42% to 3.44% for Califonia Fund Class B, 4.41% to 4.42% for Florida Fund Class A, 3.71% to 3.72% for Florida Fund Class B, 3.62% to 3.63% for Florida Fund Class C, 4.36% to 4.37% for Massachusetts Fund Class A, 3.58% to 3.59% for Massachusetts Fund Class B, 3.57% to 3.58% for Massachusetts Class C, 4.46% to 4.47% for New Jersey Class A, 3.69% to 3.70% for New Jersey Fund Class B, 4.36% to 4.37% for New York Fund Class A, 3.58% to 3.59% for New York Fund Class B, 3.56% to 3.57% for New York Fund Class C, by less than 0.01% for Ohio Fund Class A and Class B, 4.40% to 4.41% for Pennsylvania Fund Class A, 3.62% to 3.63% for Pennsylvania Fund Class B and 3.63% to 3.64% for Pennsylvania Fund Class C. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

* Certain prior year amounts have been reclassified to conform to the current year presentation.

{LOGO}





More Information
--------------------------------------------------------------------------------


     About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com

     You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Share- holder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:

--------------------------------------------------------------------------------

                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122





The Funds' SEC File No. is 811-4443.                                     LTDP8/1





                                                       (c) 2002 Vance Management

{LOGO}






                                   Eaton Vance
                            National Limited Maturity
                                   Municipals
                                      Fund

    A mutual fund seeking tax-exempt income and limited principal fluctuation


                                Prospectus Dated

                                 August 1, 2002


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



Information in this prospectus
                                      Page                                  Page
--------------------------------------------------------------------------------
Fund Summary                            2       Sales Charges                  7
Investment Objective & Principal                Redeeming Shares               9
  Policies and Risks                    5       Shareholder Account
Management and Organization             6         Features                    10
Valuing Shares                          7       Tax Information               11
Purchasing Shares                       7       Financial Highlights          12
--------------------------------------------------------------------------------



 This prospectus contains important information about the Fund and the services available to shareholders. Please save it for reference.

FUND SUMMARY


Investment Objective and Principal Strategies. Eaton Vance National Limited Maturity Municipals Fund's investment objective is to provide a high level of current income exempt from regular federal income tax and limited principal fluctuation. Under normal market conditions, the Fund will invest at least 80% of its net assets in municipal obligations that are exempt from regular federal income tax. The Fund primarily invests in investment grade municipal obligations (those rated BBB or Baa or higher), but may also invest in lower rated obligations. The Fund invests in obligations to seek to maintain a dollar weighted average portfolio duration of between three and nine years.


The Fund may concentrate in certain types of municipal obligations (such as industrial development bonds, housing bonds, hospital bonds or utility bonds), so Fund shares could be affected by events that adversely affect a particular sector. The Fund may purchase derivative instruments (such as futures contracts and options thereon, and interest rate swaps), bonds that do not make regular interest payments, bonds issued on a "when issued" basis and municipal leases. A portion of the Fund's distributions generally will be subject to alternative minimum tax.

The portfolio manager purchases and sells securities to maintain a competitive yield and to enhance return based upon the relative value of the securities in the marketplace. The portfolio manager may also trade securities to minimize taxable capital gains to shareholders. The manager attempts to limit principal fluctuation by investing to limit overall portfolio duration.

The Fund currently invests its assets in a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risk Factors. The value of Fund shares may change when interest rates change. When interest rates rise, the value of Fund shares typically will decline. Fund yields will also fluctuate over time. Because obligations rated BBB or Baa and below (so-called "junk bonds") are more sensitive to the financial soundness of their issuers than higher quality obligations, Fund shares may fluctuate more in value than shares of a fund investing solely in higher quality obligations. Obligations rated BBB or Baa have speculative characteristics, while lower rated obligations are predominantly speculative.

The Fund's use of derivatives is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty and unexpected price or interest rate movements. Bonds that do not make regular interest payments may experience greater volatility in response to interest rate changes. When issued securities are subject to the risk that when delivered to the Fund they will be worth less than the price the Fund agreed to pay for them. Municipal leases often require a legislative appropriation of funds for payment. If the necessary appropriation is not made, the issuer of the lease may not be able to meet its obligations.

The Fund is not a complete investment program and you may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information. The following bar chart and table provide information about the Fund's performance for each calendar year through December 31, 2001. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Returns for Class B shares in the table are shown before and after the reduction of taxes, and include a comparison of the Fund's performance to the performance of a national index of intermediate-maturity municipal obligations. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change from year to year.

      8.82%   -3.20%  9.83%   2.36%   7.35%   4.94%   -3.28%  6.88%   3.27%
--------------------------------------------------------------------------------
      1993    1994    1995    1996    1997    1998    1999    2000    2001

The highest quarterly total return for Class B was 3.99% for the quarter ended March 31, 1995, and the lowest quarterly return was -3.60% for the quarter ended March 31, 1994. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2001 to June 30, 2002) was 3.94%. For the 30 days ended March 31, 2002, the SEC yield and SEC tax-equivalent yield (assuming a federal tax rate of 38.6%) for Class A shares were 4.43% and 7.21%, respectively, for Class B shares were 3.77% and 6.14%, respectively, and for Class C shares were 3.77% and 6.14%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

                                                                                                    One       Five     Life of
Average Annual Total Return as of December 31, 2001                                                 Year     Years       Fund
----------------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                        1.75%     4.09%      4.60%
Class B Return Before Taxes                                                                        0.31%     3.76%      4.41%
Class B Return After Taxes on Distributions                                                        0.29%     3.75%      4.39%
Class B Return After Taxes on Distributions and the Sale of Class B Shares                         1.94%     3.88%      4.43%
Class C Return Before Taxes                                                                        2.23%     3.58%      4.24%
Lehman Brothers 7-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)    5.18%     5.55%      6.18%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable CDSC for Class B and Class C. After-tax returns are calculated using the highest historical federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes will vary from after-tax returns presented for Class B shares. Class B Return After Taxes on Distributions and the Sale of Class B Shares for all periods is higher than Class B Return After Taxes on Distributions for all periods because of realized losses. The Class A and Class C performance shown above for the period prior to June 27, 1996 and December 8, 1993, respectively, is the performance of Class B shares, adjusted for the sales charge that applies to Class A or Class C shares (but not adjusted for any other differences in the expenses of the classes). Life of Fund returns are calculated from May 31, 1992. The Lehman Brothers 7-Year Municipal Bond Index is a broad-based, unmanaged market index of intermediate-maturity municipal obligations. Investors cannot invest directly in an Index. (Source for Lehman Brothers 7-Year Municipal Bond Index: Towers Data)


Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)                                       Class A         Class B         Class C
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of offering price)                 2.25%           None            None
Maximum Deferred Sales Charge (Load)(as a percentage of the lower
  of net asset value at time of purchase or time of redemption)                 None            3.00%           1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions                 None            None            None
Exchange Fee                                                                    None            None            None

Annual Fund Operating Expenses
(expenses that are deducted from Fund and Portfolio assets)                     Class A         Class B         Class C
-----------------------------------------------------------------------------------------------------------------------
Management Fees                                                                 0.47%           0.47%           0.47%
Distribution and Service (12b-1) Fees                                           0.15%           0.90%           0.90%
Other Expenses                                                                  0.29%           0.29%           0.29%
                                                                                -------         -------         -------
Total Annual Fund Operating Expenses                                            0.91%           1.66%           1.66%

*    Class A Service Fees are paid pursuant to a Service Plan.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                     1 Year    3 Years    5 Years      10 Years
--------------------------------------------------------------------------------
Class A shares                       $  316    $   509    $   718      $ 1,319
Class B shares*                      $  469    $   723    $   816      $ 1,414
Class C shares                       $  269    $   523    $   902      $ 1,965


You would pay the following expenses if you did not redeem your shares:


                                     1 Year    3 Years    5 Years       10 Years
--------------------------------------------------------------------------------
Class A shares                       $  316    $  509     $  718       $ 1,319
Class B shares*                      $  169    $  523     $  816       $ 1,414
Class C shares                       $  169    $  523     $  902       $ 1,965

* Reflects the expenses of Class A after four years because Class B shares generally convert to Class A after four years.

INVESTMENT OBJECTIVE & PRINCIPAL POLICIES AND RISKS

The investment objective of the Fund is to provide a high level of current income exempt from regular federal income tax and limited principal fluctuation. The Fund seeks to achieve its objective by investing at least 80% of its net assets during periods of normal market conditions in municipal obligations, the interest on which is exempt from regular federal income tax. This is a fundamental policy of the Fund which only may be changed with shareholder approval. The Fund's investment objective and certain other policies may be changed by the Trustees without shareholder approval. The Fund currently seeks to meet its investment objective by investing in National Limited Maturity Municipals Portfolio (the "Portfolio"), a separate open-end management company that has the same objective and policies as the Fund.

At least 65% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or Fitch Ratings ("Fitch")) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. As of March 31, 2002, 15.7% of the Portfolio's net assets were invested in obligations rated below investment grade. Municipal obligations rated Baa or BBB or below (so-called "junk bonds") have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower-rated obligations to make principal and interest payments. Lower rated obligations also may be subject to greater price volatility than higher rated obligations. The Portfolio will not invest more than 10% of its net assets in obligations rated below B by Moody's, S&P or Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser.

Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes. Municipal obligations also include municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Certain municipal obligations may be purchased on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. Many obligations permit the issuer at its option to "call", or redeem, its securities. If an issuer calls securities during a time of declining interest rates, it may not be possible to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The investment adviser's process for selecting securities for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation. The investment adviser seeks to invest in obligations that it believes will retain their relative value in varying interest rate climates.

The interest on municipal obligations is (in the opinion of the issuer's counsel) exempt from regular federal income tax. Interest income from certain types of municipal obligations generally will be subject to the federal alternative minimum tax (the "AMT") for individuals. Distributions to corporate investors may also be subject to the AMT. The Fund may not be suitable for investors subject to the AMT.

Although the Portfolio invests in obligations to maintain a dollar weighted average portfolio duration of between three and nine years, the Portfolio may invest in individual municipal obligations of any maturity. Duration represents the dollar weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more municipal obligations, discounted to their present values. The Portfolio may use various techniques to shorten or lengthen its dollar weighted average duration, including the acquisition of municipal obligations at a premium or discount, and transactions in futures contracts and options on futures.

The Portfolio may invest 25% or more of its total assets in municipal obligations of the same type (such as leases, housing finance, public housing, municipal utilities, hospital and health facilities or industrial development). This may make the Portfolio more susceptible to adverse economic, political or regulatory occurrences affecting a particular category of issuer.

The net asset value will change in response to changes in prevailing interest rates and changes in the value of securities held. The value of securities held will be affected by the credit quality of the issuer of the obligation, and general economic and business conditions that affect the specific economic sector of the issuer. Changes by rating agencies in the rating assigned to an obligation may also affect the value of that obligation.

The Portfolio may purchase derivative instruments, which derive their value from another instrument, security or index. For example, the Portfolio may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. The Portfolio may also enter interest rate swaps and forward rate contracts, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument. The use of derivative instruments for both hedging and investment purposes involves a risk of loss or depreciation due to a variety of factors including counterparty risk, unexpected market, interest rate or securities price movements, and tax and regulatory constraints. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

The Portfolio may invest in zero coupon bonds, which do not require the issuer to make periodic interest payments. The values of these bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. The Portfolio accrues income on these investments and the Fund is required to distribute its share of Portfolio income each year. The Portfolio may be required to sell securities to obtain cash needed for income distributions.

The limited liquidity of certain securities in which the Portfolio may invest (including those eligible for resale under Rule 144A of the Securities Act of
1933) could affect their market prices, thereby adversely affecting net asset value and the ability to pay income. The amount of publicly available information about certain municipal obligations may be limited and the investment performance of the Portfolio may be more dependent on the portfolio manager's analysis than if this were not the case.

The Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to the Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. The Portfolio will not purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

During unusual market conditions, the Portfolio may temporarily invest up to 50% of its total assets in cash or cash equivalents, which is not consistent with the Fund's investment objective. While temporarily invested, the Fund may not achieve its objective, and interest income from temporary investments may be taxable. While at times the Portfolio may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

MANAGEMENT AND ORGANIZATION


Management. The Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $55 billion on behalf of mutual funds, institutional clients and individuals.


The investment adviser manages the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories.

                                                                         Annual         Daily
Category        Daily Net Assets                                      Asset Rate     Income Rate
------------------------------------------------------------------------------------------------
1               up to $500 million                                      0.300%          3.00%
2               $500 million but less than $1 billion                   0.275%          2.75%
3               $1 billion but less than $1.5 billion                   0.250%          2.50%
4               $1.5 billion but less than $2 billion                   0.225%          2.25%
5               $2 billion but less than $3 billion                     0.200%          2.00%
6               $3 billion and over                                     0.175%          1.75%


On March 31, 2002, the Portfolio had net assets of $114,855,752. For the fiscal year ended March 31, 2002, the Portfolio paid BMR advisory fees equivalent to 0.47% of the Portfolio's average net assets for such year.


William H. Ahern,  Jr. is the  portfolio  manager of the  Portfolio  (since May,
1997). He also manages other Eaton Vance portfolios, has been an Eaton Vance portfolio manager for more than 5 years, and is a Vice President of Eaton Vance and BMR.


Eaton Vance serves as the administrator of the Fund, providing the Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance serves as the sub-transfer agent for the Fund. For the transfer agency services it provides, Eaton Vance shall receive an aggregate fee based upon the actual expenses incurred by Eaton Vance in the performance of those services from the Eaton Vance Funds. The Fund will pay a pro rata share of such fee.

Organization. The Fund is a series of Eaton Vance Investment Trust, a Massachusetts business trust. The Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Fund does not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (like electing or removing trustees, approving management contracts or changing investment policies that may only be changed with shareholder approval). Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (like changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. The Fund can withdraw from the Portfolio at any time.


VALUING SHARES

The Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Municipal obligations are normally valued on the basis of valuations furnished by a pricing service. The pricing service considers various factors relating to bonds and market transactions to determine value.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. The Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES


You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-866-386-3537. Your initial investment must be at least $1,000. The price of Class A shares is the net asset value plus a sales charge. The price of Class B and Class C shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class B shares within four years of purchase or Class C shares within one year of purchase. The sales charges are described below. Your investment dealer can help you decide which Class of shares suits your investment needs.


After your initial investment, additional investments of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may also make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts and certain group purchase plans.

You may purchase Fund shares in exchange for securities. Please call 1-800-225-6265 for information about exchanging securities for Fund shares. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. The Fund may suspend the sale of its shares at any time and any purchase order may be refused.

SALES CHARGES

Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                            Sales Charge             Sales Charge                Dealer Commission
                                          as Percentage of      as Percentage of Net             as a Percentage of
Amount of Purchase                         Offering Price         Amount Invested                  Offering Price
-------------------------------------------------------------------------------------------------------------------
Less than $100,000                              2.25%                   2.30%                           2.00%
$100,000 but less than $250,000                 1.75%                   1.78%                           1.50%
$250,000 but less than $500,000                 1.50%                   1.52%                           1.25%
$500,000 but less than $1,000,000               1.00%                   1.01%                           1.00%
$1,000,000 or more                              0.00*                   0.00*                           1.00%


* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter will pay an upfront commission of 1.00% to investment dealers on sales of $1 million or more. For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay this 1.00% commission monthly in arrears to investment dealers. The rate will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 18 months after the investment is made.

Contingent Deferred Sales Charge. Each Class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 18 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:


Year of Redemption After Purchase      CDSC
-------------------------------------------------
First                                  3.0%
Second                                 2.5%
Third                                  2.0%
Fourth                                 1.0%
Fifth or following                       0%

The CDSC is based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.


Class B Conversion Feature. After the longer of four years or the time when the CDSC applicable to your Class B shares expires, Class B shares will automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.

Reducing or Eliminating Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. Under the right of accumulation, the sales charges you pay are reduced if the current market value of your current holdings (based on the current offering price), plus your new purchases, total $100,000 or more. Class A shares of other Eaton Vance funds owned by you can be included as part of your current holdings for this purpose. Under a statement of intention, purchases of $100,000 or more made over a 13-month period are eligible for reduced sales charges. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires.

Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Ask your investment dealer for details. Class A shares are also sold at net asset value if the amount invested represents redemption proceeds from a mutual fund not affiliated with Eaton Vance, provided the redemption occurred within 60 days of the Fund share purchase and the redeemed shares were subject to a sales charge. Class A shares so acquired will be subject to a 0.50% CDSC if they are redeemed within 12 months of purchase. Investment dealers will be paid a commission on such sales equal to 0.50% of the amount invested.

CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features"). The Class B CDSC is also waived following the death of all beneficial owners of shares, but only if the redemption is requested within one year after death (a death certificate and other applicable documents may be required).

If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund (or, for Class A shares, in Class A shares of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.


Distribution and Service Fees. Class B and Class C shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter pays commissions to investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments). The sales commission on Class B shares equals 3.0% of the purchase price of the shares. The principal underwriter compensates investment dealers who sell Class C shares at a rate of 1.00% of the purchase price of the shares, consisting of 0.85% of sales commission and 0.15% of service fees (for the first year's service). After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. All Classes pay service fees for personal and/or account services equal to 0.15% of average daily net assets annually. Although there is no present intention to do so, the Fund could pay service fees of up to 0.25% annually upon Trustee approval. After the sale of shares, the principal underwriter receives the service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.


The  distribution  fees  paid by  Class B and  Class C  shares  are  subject  to termination when payments under the Rule 12b-1 plans are sufficient to extinguish uncovered distribution charges. As described in the Statement of Additional Information, uncovered distribution charges of a Class are increased by sales commissions payable by the Class to the principal underwriter in connection with sales of shares of that Class and by an interest factor tied to the U.S. Prime Rate. Uncovered distribution charges are reduced by the distribution fees paid by the Class and by CDSCs paid to the Fund by redeeming shareholders. The amount of the sales commissions payable by Class B to the principal underwriter in connection with sales of Class B shares is significantly less than the maximum permitted by the sales charge rule of the National Association of Securities Dealers, Inc. To date, neither Class B nor Class C uncovered distribution charges have been fully covered.

REDEEMING SHARES

You can redeem shares in any of the following ways:

  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone          You can redeem up to $100,000 by calling the transfer
                        agent at 1-800-262-1122 on Monday through Friday, 9:00 a.m. to 4:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.

  Through an
  Investment Dealer     Your investment dealer is responsible for transmitting
                        the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

  *Full
   Reinvest
   Option      Dividends and capital gains are reinvested in additional  shares.
               This option will be assigned if you do not specify an option.
  *Partial
   Reinvest
   Option      Dividends  are paid in cash and capital  gains are  reinvested in additional shares.
  *Cash
   Option      Dividends and capital gains are paid in cash.

  *Exchange
   Option Dividends and/or capital gains are reinvested in additional shares of another Eaton Vance fund chosen by you. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

Information from the Fund. From time to time, you may be mailed the following:

     * Annual and Semi-Annual Reports, containing performance information and financial statements.
     * Periodic account statements, showing recent activity and total share balance.
     * Form 1099 and tax information needed to prepare your income tax returns.
     *    Proxy materials, in the event a shareholder vote is required.
     *    Special notices about significant events affecting your Fund.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund, or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are generally made at net asset value. If you hold Class A shares for less than six months and exchange them for shares subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (address on back cover) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. The exchange privilege may be terminated for market timing accounts.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-225-6265, or write to the transfer agent (see back cover for address).

TAX INFORMATION


The Fund declares dividends daily and ordinarily pays distributions monthly. Different Classes will distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. For tax purposes, the entire monthly distribution of the Fund's daily dividends ordinarily will constitute federally tax-exempt income to you. Distribution of any net realized gains will be made once each year (usually in December). The Portfolio may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. In addition, the exemption of "exempt-interest dividend" income from regular federal income taxation does not necessarily result in similar exemptions from such income under the state or local tax laws.


Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations, and all tax-exempt distributions may affect a corporation's AMT liability. The Fund's distributions will be treated as described above for federal income tax purposes whether they are paid in cash or reinvested in additional shares. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders, particularly corporations, recipients of social security or railroad retirement benefits and those subject to alternative minimum tax, should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS


The financial highlights are intended to help you understand the Fund's financial performance for the past past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request. The Fund began offering three Classes of shares on April 1, 1998. Prior to that date, the Fund offered only Class A and Class B shares and Class C existed as a separate fund.

                                                                       YEAR ENDED MARCH 31,
                                  -------------------------------------------------------------------------------------------------
                                              2002(1)(2)                    2001                            2000(2)
                                  -------------------------------------------------------------------------------------------------
                                  CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C    CLASS A      CLASS B       CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of
  year                            $10.040   $10.040   $ 9.400   $ 9.790   $ 9.790   $ 9.160   $10.490      $10.490       $ 9.820
                                  -------   -------   -------   -------   -------   -------   -------      -------       -------
  Income (loss) from operations
  Net investment income           $ 0.485   $ 0.409   $ 0.379   $ 0.531   $ 0.461   $ 0.423   $ 0.516      $ 0.438       $ 0.401
  Net realized and unrealized
  gain (loss)                      (0.152)   (0.155)   (0.138)    0.241     0.232     0.225    (0.692)      (0.693)       (0.651)
                                  -------   -------   -------   -------   -------   -------   -------      -------       -------
  Total income (loss) from
  operations                      $ 0.333   $ 0.254   $ 0.241   $ 0.772   $ 0.693   $ 0.648   $(0.176)     $(0.255)      $(0.250)
                                  -------   -------   -------   -------   -------   -------   -------      -------       -------
  Less distributions*
  From net investment income      $(0.513)  $(0.434)  $(0.401)  $(0.522)  $(0.443)  $(0.408)  $(0.524)   $(0.445)       $(0.410)
                                  -------   -------   -------   -------   -------   -------   -------      -------       -------
  Total distributions             $(0.513)  $(0.434)  $(0.401)  $(0.522)  $(0.443)  $(0.408)  $(0.524)     $(0.445)      $(0.410)
                                  -------   -------   -------   -------   -------   -------   -------      -------       -------
  Net asset value - End of year   $ 9.860   $ 9.860   $ 9.240   $10.040   $10.040   $ 9.400   $ 9.790      $ 9.790       $ 9.160
                                  =======   =======   =======   =======   =======   =======   =======      =======       =======
  Total return(3)                    3.39%     2.58%     2.58%     8.12%     7.26%     7.25%    (1.68)%      (2.46)%       (2.57)%
  Ratios/Supplemental Data
  Net assets, end of year (000's
  omitted)                        $83,647   $10,638   $19,488   $71,365   $ 7,840   $ 7,517   $75,081      $ 6,452       $ 7,712
  Ratios (as a percentage of
  average daily net assets):
   Expenses(4)                       0.91%     1.66%     1.66%     0.94%     1.68%     1.69%     1.03%        1.81%         1.90%
   Expenses after custodian fee
    reduction(4)                     0.88%     1.63%     1.63%     0.93%     1.67%     1.68%     1.01%        1.79%         1.88%
   Net investment income             4.85%     4.09%     4.05%     5.37%     4.61%     4.61%     5.14%        4.36%         4.26%
  Portfolio turnover of the
  Portfolio                            12%       12%       12%       13%       13%       13%       27%          27%           27%

                                                   (See footnotes on last page.)

                                                                  YEAR ENDED MARCH 31,
                                                ----------------------------------------------------------
                                                            1999                         1998
                                                ----------------------------------------------------------
                                                CLASS A   CLASS B   CLASS C   CLASS A        CLASS B(2)
----------------------------------------------------------------------------------------------------------
  Net asset value - Beginning of year           $10.580   $10.580   $ 9.920   $10.070        $10.070
                                                -------   -------   -------   -------        -------
  Income (loss) from operations
  Net investment income                         $ 0.519   $ 0.412   $ 0.407   $ 0.527        $ 0.454
  Net realized and unrealized gain (loss)        (0.090)   (0.066)   (0.089)    0.488          0.488
                                                -------   -------   -------   -------        -------
  Total income (loss) from operations           $ 0.429   $ 0.346   $ 0.318   $ 1.015        $ 0.942
                                                -------   -------   -------   -------        -------
  Less distributions*
  From net investment income                    $(0.519)  $(0.436)  $(0.418)  $(0.505)       $(0.432)
                                                -------   -------   -------   -------        -------
  Total distributions                           $(0.519)  $(0.436)  $(0.418)  $(0.505)       $(0.432)
                                                -------   -------   -------   -------        -------
  Net asset value - End of year                 $10.490   $10.490   $ 9.820   $10.580        $10.580
                                                =======   =======   =======   =======        =======
  Total return(3)                                  3.89%     3.29%     3.24%    10.50%          9.52%
  Ratios/Supplemental Data
  Net assets, end of year (000's omitted)       $73,048   $ 5,450   $11,193   $59,992        $11,538
  Ratios (as a percentage of average daily net assets):
   Expenses(4)                                     0.98%     1.73%     1.81%     0.99%          1.73%
   Expenses after custodian fee reduction(4)       0.97%     1.72%     1.80%     0.98%          1.72%
   Net investment income                           4.96%     4.23%     4.10%     5.16%          4.42%
  Portfolio turnover of the Portfolio                26%       26%       26%       41%            41%

(1) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 4.83% to 4.85% for Class A, 4.07% to 4.09% for Class B and 4.03% to 4.05%
     for Class C. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding

(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

* Certain prior year amounts have been reclassified to conform to the current year presentation.

{LOGO}





More Information
--------------------------------------------------------------------------------


     About the Fund: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about the Portfolio's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com

     You will find and may copy information about the Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     About Shareholder Accounts: You can obtain more information from Eaton Vance Share- holder Services (1-800-225-6265). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:

--------------------------------------------------------------------------------

                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122





The Fund's SEC File No. is 811-4443.                                        LNAP





                                                 (C) 2002 Eaton Vance Management

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION

                                                          August 1, 2002




             Eaton Vance California Limited Maturity Municipals Fund
              Eaton Vance Florida Limited Maturity Municipals Fund
           Eaton Vance Massachusetts Limited Maturity Municipals Fund
             Eaton Vance New Jersey Limited Maturity Municipals Fund
              Eaton Vance New York Limited Maturity Municipals Fund
                Eaton Vance Ohio Limited Maturity Municipals Fund
            Eaton Vance Pennsylvania Limited Maturity Municipals Fund
                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Funds and their corresponding Portfolios. Each Fund is a series of Eaton Vance Investment Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                    Page                                    Page
Strategies and Risks                 2      Purchasing and Redeeming Shares   17
Investment Restrictions              8      Sales Charges                     18
Management and Organization          9      Performance                       21
Investment Advisory and                     Taxes                             22
  Administrative Services           15      Portfolio Securities
Other Service Providers             16         Transactions                   24
Calculation of Net Asset Value      17      Financial Statements              26

Appendix A: Class A Fees, Performance and Ownership                           27
Appendix B: Class B Fees, Performance and Ownership                           31
Appendix C: Class C Fees, Performance and Ownership                           35
Appendix D: State Specific Information                                        38
Appendix E: Ratings                                                           56


Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.


This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Funds' prospectus dated August 1, 2002, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.

(c) Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

                              STRATEGIES AND RISKS

Each Portfolio's primary strategies are defined in the prospectus. The following is a description of the various investment practices in which a Portfolio may engage, whether as a primary or secondary strategy, and a summary of certain attendant risks. A Portfolio's investment adviser may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help a Portfolio achieve its investment objective.

Municipal Obligations. Municipal obligations are issued to obtain funds for various public and private purposes. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation. For purposes of the policy of investing at least 80% of net assets in municipal obligations, "net assets" will include any borrowings made for investment purposes. This policy will not be revised unless Fund shareholders are notified of the proposed change at least 60 days in advance of the proposed change.

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986 which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, each Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion.

Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by a Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, a Fund's distributions derived from interest on all municipal obligations (whenever issued) are included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality. Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users. Each Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, each Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. Each Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by a Portfolio as a result of any such event, and a Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. Each Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by each Portfolio. Each Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of a Portfolio will be affected by such changes.


State-Specific Concentration. For a discussion of the risks associated with investing in municipal obligations of a particular state's issuers, see "Risks of Concentration" in Appendix D. Each Portfolio may also invest a total of up to 35% of its net assets in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Accordingly, a Portfolio may be adversely affected by local political and economic conditions and developments within Puerto Rico, the U.S. Virgin Islands and Guam affecting the issuers of such obligations. Each Portfolio may also invest to a limited extent in obligations issued by the N. Marianna Territories and American Samoa. Information about some of these conditions and developments is included in Appendix D.


Sector Concentration. Each Portfolio may invest 25% or more of its total assets in municipal obligations of the same type. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in revenue bonds might involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Industrial development bonds ("IDBs") are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Duration. In pursuing its investment objective each Portfolio seeks to maintain a dollar weighted average portfolio duration of between three and nine years. Duration represents the dollar weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more debt obligations, discounted to their present values. The duration of an obligation is usually not more than its stated maturity and is related to the degree of volatility in the market value of the obligation. Maturity measures only the time until a bond or other debt security provides its final payment; it does not take into account the pattern of a security's payments over time. Duration takes both interest and principal payments into account and, thus, in the investment adviser's opinion, is a more accurate measure of a municipal obligation's sensitivity to changes in interest rates. In computing the duration of its portfolio, a Portfolio will have to estimate the duration of debt obligations that are subject to prepayment or redemption by the issuer, based on projected cash flows from such obligations.

Credit Quality. While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.


Municipal obligations held by a Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Portfolio's investment policies. A Portfolio may retain in its portfolio an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by a Portfolio is downgraded, causing the Portfolio to exceed this limitation, the investment adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with each Portfolio's credit quality limitations. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of its investment. See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by a Portfolio.

The investment adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When a Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the investment adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The investment adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets. The investment adviser may also purchase structured derivative products with greater or lesser credit risk than the underlying bonds. Such bonds may be rated investment grade, as well as below investment grade. For a description of municipal bond ratings, see Appendix E.


Municipal Leases. Each Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Certain municipal lease obligations owned by a Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the investment adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by a Portfolio. In the event a Portfolio acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an ongoing basis, including an assessment of the likelihood that the lease may or may not be cancelled.

Zero Coupon Bonds. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Each Portfolio is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash and each Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, a Portfolio may have to sell other investments to obtain cash needed to make income distributions.

When-Issued Securities. New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of a Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. Each Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and a Portfolio to buy such securities on a settlement date that could be several months or several years in the future. Each Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

Each Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time a Portfolio enters into the purchase commitment. When a Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by a Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that a Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

Redemption, Demand and Put Features and Put Options. Issuers of municipal obligations reserve the right to call (redeem) the bond. If an issuer redeems securities held by a Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because a Portfolio may retain the bond if interest rates decline.

Liquidity and Protective Put Options. Each Portfolio may enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. Each Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the investment adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to a Portfolio or that selling institutions will be willing to permit a Portfolio to exercise a put to hedge against rising interest rates. A Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may be taxable.

Variable Rate Obligations. Each Portfolio may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provide by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. A Portfolio would anticipate using these bonds as cash equivalents pending longer term investment of its funds.


Inverse Floaters. Each Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond.
Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a portfolio when short-term interest rates rise, and increase the interest paid to a Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.


Interest Rate Swaps and Forward Rate Contracts. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. A Portfolio will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Each Portfolio may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.

If the other party to an interest rate swap or forward rate contract defaults, a Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive. The net amount of the excess, if any, of a Portfolio's obligations over its entitlements will be maintained in a segregated account by the Portfolio's custodian. No Portfolio will enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, a Portfolio will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.


Illiquid Obligations. At times, a substantial portion of a Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Portfolio could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Portfolio's net asset value. Illiquid securities may also include those legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A thereunder. Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.

The secondary market for some municipal obligations issued within a state (including issues which are privately placed with a Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Portfolio will own illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Securities Lending. Each Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Distributions by a Fund of any income realized by a Portfolio from securities loans will be taxable. If the management of a Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of a Portfolio's total assets. Securities lending involves risks of delay in recovery or even loss of rights on the securities loaned if the borrower fails financially. Each Portfolio has no present intention of engaging in securities lending.

Futures Contracts and Options on Futures Contracts. A change in the level of interest rates may affect the value of the securities held by a Portfolio (or of securities that a Portfolio expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, a Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by a Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the CFTC and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. Each Portfolio may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. Each Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Portfolio from closing out positions and limiting its losses.

Each Portfolio will engage in futures and related options transactions for bona fide hedging purposes or non-hedging purposes as defined in or permitted by CFTC regulations. Each Portfolio will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. Each Fund and Portfolio will not engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested. Each Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code, for maintaining qualification of a Fund as a regulated investment company for federal income tax purposes.

Asset Coverage Requirements. Transactions involving when-issued securities, futures contracts and options (other than options that a Portfolio has purchased), interest rate swaps or forward rate contracts may expose a Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts, or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

Assets used as cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Portfolio's assets to segregated accounts or to cover could impede portfolio management or a Portfolio's ability to meet redemption requests or other current obligations.

Temporary Investments. Under unusual market conditions, each Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations. These securities may be subject to federal income, state income and/or other taxes.

Portfolio Turnover. Each Portfolio may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. A Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by a Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to a Portfolio.

Diversified Status. Each Portfolio is a "diversified" investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) a Portfolio may not own more than 10% of the outstanding voting securities of any one issuer (which generally is inapplicable because debt obligations are not voting securities).

                             INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

     (1) Borrow money or issue senior securities except as permitted by the 1940 Act;
     (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;
     (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;
     (4) Purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);
     (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or
     (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

Notwithstanding the investment policies and restrictions of each Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of a Portfolio.


The following nonfundamental investment policies have been adopted by each Fund and Portfolio. A policy may be changed by the Trustees with respect to a Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:


     * make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or
          (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

     * invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

No Fund or Portfolio will invest 25% or more of its total assets in any one industry. For purposes of the foregoing policy, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. As discussed in the prospectus and this SAI, a Fund or a Portfolio may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, and industrial development bonds. Each Fund and Portfolio reserves the right to invest more than 25% of total assets in each of these sectors.

For purposes of a Portfolio's investment restrictions and diversification status, the determination of the "issuer" of a municipal obligation will be made by the Portfolio's investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel a Fund and Portfolio to dispose of such security or other asset.

                           MANAGEMENT AND ORGANIZATION
Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of the Portfolios. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of each Fund.

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
                        the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Name and Age            Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
------------         ----------------  ------------------  ------------------------------  --------------------  -------------------
Interested Trustees
JESSICA M. BIBLIOWICZ   Trustee         Since 1998         President and Chief Executive             170         None
Age 42                                                     Officer of National Financial
                                                           Partners (financial services
                                                           company) (since April 1999).
                                                           President and Chief Operating
                                                           Officer of John A. Levin & Co.
                                                           (registered investment adviser)
                                                           (July 1997 to April 1999) and a
                                                           Director of Baker, Fentress &
                                                           Company which owns John A. Levin
                                                           & Co. (July 1997 to April 1999).
                                                           Formerly, Executive Vice President
                                                           of Smith Barney Mutual Funds (July
                                                           1994 to June 1997). Ms. Bibliowicz
                                                           is an interested person because of
                                                           her affiliation with a brokerage firm.

JAMES B. HAWKES         Vice President  Vice President     Chairman, President and Chief Executive   175         Director of EVC,
Age 60                                  and Trustee of     Officer of BMR, Eaton Vance and their                 EV and EVD
                                        the Trust since    corporate parent and trustee (EVC and
                                        since 1985; of     EV); Vice President of EVD. President
                                        each Portfolio     or officer of 172 investment companies
                                        since 1992         in the Eaton Vance Fund Complex.
                                                           Mr. Hawkes is an interested person
                                                           because of his positions with BMR,
                                                           Eaton Vance and EVC, which are affiliates
                                                           of the Trust and Portfolios.
Noninterested Trustees
DONALD R. DWIGHT        Trustee         Trustee of the     President of Dwight Partners, Inc.        175         Trustee/Director of
Age 71                                  Trust since        (corporate relations and                              the Royce Funds
                                        1986; of each      communications company).                              (consisting of 17
                                        Portfolio since                                                          portfolios)
                                        1992

                                       9

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
                        the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Name and Age            Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
------------         ----------------  ------------------  ------------------------------  --------------------  -------------------
SAMUEL L. HAYES, III    Trustee         Trustee of the     Jacob H. Schiff Professor of              175         Director of Tiffany
Age 66                                  Trust since        Investment Banking Emeritus,                          & Co. (specialty
                                        1986; of each      Harvard University Graduate                           retailer) and
                                        Portfolio since    School of Business Administration.                    Telect, Inc.
                                        1992                                                                     (telecommunication
                                                                                                                 services company)

NORTON H. REAMER        Trustee         Trustee of the     President, Unicorn Corporation            175         None
Age 66                                  Trust since        (an investment and financial
                                        1985; of each      advisory services company)
                                        Portfolio since    (since September 2000). Chairman,
                                        1992               Hellman, Jordan Management Co., Inc.
                                                           (an investment management company)
                                                           (since November 2000). Advisory
                                                           Director of Berkshire Capital
                                                           Corporation (investment banking firm)
                                                           (since June 2002). Formerly Chairman
                                                           of the Board, United Asset Management
                                                           Corporation (a holding company owning
                                                           institutional investment management
                                                           firms) and Chairman, President and
                                                           Director, UAM Funds (mutual funds).

LYNN A. STOUT           Trustee         Since 1998         Professor of Law, University of           170         None
Age 44                                                     California at Los Angeles School
                                                           of Law (since July 2001). Formerly,
                                                           Professor of Law, Georgetown
                                                           University Law Center.

JACK L. TREYNOR         Trustee         Trustee of the     Investment Adviser and Consultant.        169         None
Age 72                                  Trust since
                                        1985; of each
                                        Portfolio since
                                        1992

(1)  Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

                      Position(s) with the              Term of Office and
Name and Age            Trust/Portfolio                 Length of Service           Principal Occupation(s) During Past Five Years
------------          --------------------              ------------------          ----------------------------------------------
THOMAS J. FETTER        President                       President of the Trust          Vice President of Eaton Vance and BMR.
Age 58                                                  since 1990; of each             Officer of 115 investment companies managed
                                                        Portfolio since 1992            by Eaton Vance or BMR.

WILLIAM H. AHERN, JR.   Vice President of               Vice President of New Jersey    Vice President of Eaton Vance and BMR.
Age 43                  Massachusetts, New Jersey,      and Ohio Portfolios since       Officer of 34 investment companies managed
                        New York and Ohio Portfolios    1995; of Massachusetts and      by Eaton Vance or BMR.
                                                        New York Portfolios since 1997

CYNTHIA J. CLEMSON      Vice President of California,   Vice President of California    Vice President of Eaton Vance and BMR.
Age 38                  Florida and Pennsylvania        Portfolio since 1997; of        Officer of 16 investment companies managed
                        Portfolios                      Florida Portfolio since 1998;   by Eaton Vance or BMR.
                                                        of Pennsylvania Portfolio
                                                        since 2000

ROBERT B. MACINTOSH     Vice President                  Vice President of the Trust     Vice President of Eaton Vance and BMR.
Age 45                                                  since 1993; of each Portfolio   Officer of 114 investment companies managed
                                                        since 1992                      by Eaton Vance or BMR.

JAMES L. O'CONNOR       Treasurer                       Treasurer of the Trust since    Vice President of BMR, Eaton Vance and EVD.
Age 57                                                  1988; of each Portfolio         Officer of 175 investment companies managed
                                                        since 1992                      by Eaton Vance or BMR.

ALAN R. DYNNER          Secretary                       Since 1997                      Vice President, Secretary and Chief Legal
Age 61                                                                                  Officer of BMR, Eaton Vance, EVD and EVC.
                                                                                        Officer of 175 investment companies managed
                                                                                        by Eaton Vance or BMR.

The Nominating Committee of the Board of Trustees of the Trust and the Portfolios is comprised of the Trustees who are not "interested persons" of the Trust and the Portfolios as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the

Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is comprised of noninterested Trustees of the Trust and the Portfolios. In the fiscal year ended March 31, 2002, the Nominating Committee convened once.

The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgement to be made as to such individual's qualifications.

Messrs. Treynor (Chairman), Dwight and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolios. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolios, and certain service providers. In the fiscal year ended March 31, 2002, the Audit Committee convened once.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and the Portfolios. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolios, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, Portfolios or investors therein. In the fiscal year ended March 31, 2002, the Special Committee convened four times.

In reviewing the renewal of the investment advisory agreement(s) between the Portfolios and the investment adviser, the Special Committee considered, among other things, the following:

     * An independent report comparing the fees and expenses of each Fund to a peer group of funds;
     * Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;
     * Sales and redemption data in respect of the Fund (in the case of a renewal);
     * The economic outlook and the general investment outlook in the relevant investment markets;
     * Eaton Vance's results and financial condition and the overall organization of the investment adviser;
     *    Arrangements regarding the distribution of Fund shares;
     *    The procedures used to determine the fair value of each Fund's assets;
     * The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;
     * Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;
     * The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;
     * The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates;
     *    Investment management staffing;
     * Operating expenses (including transfer agency expenses) paid to third parties; and
     *    Information provided to investors, including the Fund's shareholders.

In addition to the factors mentioned above, the Special Committee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolios. The Special Committee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolios. The Special Committee also considered Eaton Vance's profit margins in comparison with available industry data.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on their consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2001.

                                                             Dollar Range of Equity Securities Owned by
                                                             ------------------------------------------
                               Jessica M.           James B.      Donald R.     Samuel L.     Norton H.     Lynn A.       Jack L.
Fund Name                     Bibliowicz(1)         Hawkes(1)     Dwight(2)     Hayes(2)      Reamer(2)     Stout(2)      Treynor(2)
---------                     -------------         ---------     ---------     --------      ---------     --------      ----------
California Fund                   None                None          None         None           None          None          None
Florida Fund                      None                None          None         None           None          None          None
Massachusetts Fund                None                None          None         None           None          None          None
New Jersey Fund                   None                None          None         None           None          None          None
New York Fund                     None                None          None         None           None          None          None
Ohio Fund                         None                None          None         None           None          None          None
Pennsylvania Fund                 None                None          None         None           None          None          None
Aggregate Dollar Range of
  Equity Securities Owned
  in all Registered Funds
  Overseen by Trustee in
  the Eaton Vance Family          $10,001-            over          over         over           over          $10,001-      $1-
  of Funds                        $50,000             $100,000      $100,000     $100,000       $100,000      $50,000       $10,000

(1)  Interested Trustees
(2)  Noninterested Trustees

As of December 31, 2001, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2000 and December 31, 2001, no noninterested Trustee (or their immediate family members) had:

     1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

     2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

     3.   Any direct or  indirect  relationship  with (i) the Trust or any Fund;
          (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD;
          (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2000 and December 31, 2001, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or each Portfolio or any of their immediate family members served as an officer.


Trustees of each Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by a Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on a Portfolio's assets, liabilities, and net income per share, and will not obligate a Portfolio to retain the services of any Trustee or obligate a Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolios has a retirement plan for Trustees.


The fees and expenses of the noninterested Trustees of the Trust and the Portfolios are paid by the Funds (and other series of the Trust) and the Portfolios, respectively. (A Trustee of the Trust and the Portfolios who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolios). During the fiscal year ended March 31, 2002, the noninterested Trustees of the Trust and the Portfolios earned the following compensation in their capacities as Trustees from the Trust and the Portfolios. For the year ended December 31, 2001, the noninterested Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of               Jessica M.          Donald R.          Samuel L.       Norton H.       Lynn A.              Jack L.
Compensation            Bibliowicz          Dwight(3)            Hayes          Reamer         Stout(4)             Treynor
------------            ----------          ---------            -----          ------         --------             -------
Trust(2)                 $  1,005           $    811          $    873        $    808         $    907            $    953
California Portfolio           39                 31                34              31               35                  37
Florida Portfolio             386                312               336             311              349                 367
Massachusetts Portfolio       386                312               336             311              349                 367
New Jersey Portfolio          386                312               336             311              349                 367
New York Portfolio          1,005              1,342             1,344           1,305            1,326               1,283
Ohio Portfolio                 39                 31                34              31               35                  37
Pennsylvania Portfolio        386                312               336             311              349                 367
Trust and Fund Complex    160,000            162,500(5)        170,000         160,000          160,000(6)          170,000

(1) As of August 1, 2002, the Eaton Vance fund complex consists of 180 registered investment companies or series thereof.
(2)  The Trust consisted of 8 Funds as of March 31, 2002.
(3) Includes deferred compensation as follows: California - $18; Florida - $176; Massachusetts - $176; New Jersey - $176; New York -$758; Ohio - $18; and Pennsylvania - $176.
(4) Includes deferred compensation as follows: California - $5; Florida - $53; Massachusetts - $53; New Jersey - $53; New York -$201; Ohio - $5; and Pennsylvania - $53.
(5)  Includes $60,000 of deferred compensation.
(6)  Includes $16,000 of deferred compensation.


Organization. Each Fund is a series of the Trust, which was established under Massachusetts law on October 23, 1985 and is operated as an open-end management investment company. Each Fund was reorganized into multiple classes and changed its name to Eaton Vance [state name] Limited Maturity Municipals Fund on April 1, 1998. The operations of the Class B reflect the operations of a Fund prior to April 1, 1998. Each Fund's Class A and Class C are successors to the operations of separate series of the Trust.

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

Each Portfolio was organized as a trust under the laws of the state of New York on May 1, 1992 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

Whenever a Fund as an investor in a Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES


Investment Advisory Services. The investment adviser manages the investments and affairs of each Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that each Portfolio pays the investment adviser, see the prospectus. The following table sets forth the net assets of each Portfolio and the advisory fees earned during the three fiscal years ended March 31, 2002.

                                       Advisory Fee Paid for Fiscal Years Ended
                                       ----------------------------------------
  Portfolio    Net Assets at 3/31/02     3/31/02        3/31/01         3/31/00
  ---------    ---------------------     -------        -------         -------
 California         $22,459,190         $ 99,084       $101,235        $118,479
   Florida           40,647,125          178,249        192,237         239,631
Massachusetts        43,458,594          182,856        186,586         220,789
 New Jersey          38,076,293          165,087        159,667         174,422
  New York           56,619,458          245,333        234,924         268,823
    Ohio             17,906,784           78,577         82,052          98,867
Pennsylvania         39,838,823          171,095        171,385         208,370


Each Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser may render services to others. Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.


Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Fund. For the transfer agency services it provides, Eaton Vance shall receive an aggregate annual fee equal to the lesser or $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services from the Eaton Vance Funds. Each Fund will pay a pro-rate share of such fee.

As sub-transfer agent, Eaton Vance shall perform the following services directly on behalf of each Fund: 1) provide call center services to financial intermediaries and shareholders; 2) answer written inquiries related to shareholder accounts (matter relating to portfolio management, distribution of shares and other management policy questions will be referred to the Funds); 3) furnish a SAI to any shareholder who requests in writing or by telephone such statement from a Fund; and 4) processing transaction requests received via telephone. For the fiscal year ended March 31, 2002, each Fund did not pay any fee to Eaton Vance for transfer agency services.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR and Eaton

Vance are indirect, wholly-owned subsidiaries of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. Each investment adviser and each Fund and each Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by a Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

Expenses. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and Portfolio. IBT has custody of all cash and securities representing a Fund's interest in a Portfolio, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

Independent Accountants. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of each Fund or Portfolio is computed by IBT (as agent and custodian for each Fund or Portfolio) by subtracting the liabilities of the either Fund or Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by a Portfolio, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

                         PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

Acquiring Fund Shares in Exchange for Securities. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.


While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.


Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Sales Charge Waivers. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Class A shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

Statement of Intention. If it is anticipated that $100,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Conversion Feature. Class B shares held for the longer of (i) four years or (ii) the time at which the CDSC applicable to such shares expires (the "holding period") will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.

Distribution and Service Plans

The Trust has in effect a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that Class A shares of each Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Class A service fees are paid quarterly in arrears. For the service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B and Class C Plan") pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing
(i) sales commissions equal to 3% in the case of California, Florida, Massachusetts, New Jersey, New York and Pennsylvania Funds and 3.5% in the case of the Ohio Fund of Class B sales and 6.25% of Class C sales of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 3.0% of the purchase price of Class B and 0.85% of the purchase price of Class C shares, and an up-front service fee of 0.15% on Class C shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plan are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Class B and Class C Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.15% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.15% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.


Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. (Actual yield may be affected by variations in sales charges on investments.) A tax-equivalent yield is computed by using the tax-exempt yield and dividing by one minus a stated tax rate. The stated tax rate will reflect the federal income and certain state and local (if any) taxes applicable to investors in a particular tax bracket and may reflect certain assumptions relating to tax exemptions and deductions. The tax-equivalent yield will differ for investors in other tax brackets or for whom the assumed exemptions and deductions are not available. Tax-equivalent yield is designed to show the approximate yield a taxable investment would have to earn to produce an after-tax yield equal to the tax-exempt yield.


Comparative information about the yield of a Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the tax equivalent yield (or value) of the Fund to the after-tax yield (or value) of such other investment vehicles. Such information may be in the form of hypothetical illustrations. Investor publications may also refer to Tax Freedom Day, as computed by the Tax Foundation, to help illustrate the value of tax free investing, as well as other tax-related information.


Present and prospective investors may be provided with information on municipal bond investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information relating to mutual fund classifications or categories created by such statistical organizations and Fund categories and classifications may also be provided to investors. Information regarding the historical tax efficiency of a Fund (generally determined by dividing its after-tax return by its pre-tax return) also may be provided to investors. Information included in advertisements and materials furnished to investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.


Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

     *    cost associated with aging parents;
     *    funding a college education (including its actual and estimated cost);
     *    health care expenses (including actual and projected expenses);
     * long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
     * retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.


Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.


A Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                      TAXES


Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income (including tax-exempt income) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund is qualified as a RIC for its fiscal year ended March 31, 2002.

Because each Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for each Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. A Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and a Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

A Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Portfolio and, in order to avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

Investments in lower-rated or unrated securities may present special tax issues for a Portfolio to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of a Portfolio's taking certain positions in connection with ownership of such distressed securities.

Distributions by a Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for a Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). For purposes of applying this 50% requirement, a Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the AMT. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Shareholders of a Fund are required to report tax-exempt interest on their federal income tax returns.

Tax-exempt distributions received from a Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund is not deductible to the extent it is deemed related to the Fund's distributions of tax-exempt interest. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of a Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds, and the same definition should apply in the case of private activity bonds.

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by a Portfolio and the value of the securities held by it may be affected.

In the course of managing its investments, a Portfolio may realize some short-term and long-term capital gains (and/or losses) as well as other taxable income. Any distributions by a Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or other taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax-exempt interest earned by the Portfolio and allocated to the Fund.


A Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be disallowed to the extent of any distributions treated as tax-exempt interest with respect to such shares and if the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.


Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 30% for amounts paid during 2002 and 2003. An individual's TIN is generally his or her social security number.


The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.

See Appendix D for state tax information for certain states.

                        PORTFOLIO SECURITIES TRANSACTIONS


Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR, each Portfolio's investment adviser. Each Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Municipal obligations, including state obligations, purchased and sold by each Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Each Portfolio may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of each Portfolio and the investment adviser's other clients for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Each Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Municipal obligations considered as investments for a Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or
(iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolios that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by each Portfolio during the three fiscal years ended March 31, 2002, as well as the amount of a Portfolio's security transactions for the most recent fiscal year that were directed to firms which provided some research services to the investment adviser or its affiliates and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                                                        Amount of Transactions   Commissions Paid on Transactions
                                                                          Directed to Firms             Directed to Firms
                Brokerage Commissions Paid for the Fiscal Year Ended      Providing Research            Providing Research
                ----------------------------------------------------    ----------------------   --------------------------------
  Portfolio         3/31/02            3/31/01            3/31/00              3/31/02                       3/31/02
  ---------         -------            -------            -------              -------                       -------
 California         $  933             $  838             $  644             $12,009,441                      $  933
   Florida           1,178                940                446              14,931,039                       1,178
Massachusetts        3,612              2,277                  0              58,582,076                       3,612
 New Jersey          3,355              1,420              1,520              53,988,049                       3,355
  New York           3,363              2,158              3,575              53,496,632                       3,363
    Ohio             1,828                910              1,229              30,796,062                       1,828
Pennsylvania         1,165                681              1,518              15,715,608                       1,165


                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent auditors' report for, the Funds and Portfolios, appear in the Funds' most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended March 31, 2002, as previously filed electronically with the SEC:


            Eaton Vance California Limited Maturity Municipals Fund
              Eaton Vance Florida Limited Maturity Municipals Fund
           Eaton Vance Massachusetts Limited Maturity Municipals Fund
            Eaton Vance New Jersey Limited Maturity Municipals Fund
             Eaton Vance New York Limited Maturity Municipals Fund
               Eaton Vance Ohio Limited Maturity Municipals Fund
           Eaton Vance Pennsylvania Limited Maturity Municipals Fund
                California Limited Maturity Municipals Portfolio
                 Florida Limited Maturity Municipals Portfolio
              Massachusetts Limited Maturity Municipals Portfolio
                New Jersey Limited Maturity Municipals Portfolio
                 New York Limited Maturity Municipals Portfolio
                   Ohio Limited Maturity Municipals Portfolio
               Pennsylvania Limited Maturity Municipals Portfolio

                      (Accession No. 0000912057-02-021744)

                                                                      APPENDIX A

                      Class A Fees, Performance & Ownership


Sales Charges, Service Fees and Repurchase Transaction Fees. For the fiscal year ended March 31, 2002, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) total service fees paid by each Fund, (5) service fees paid to investment dealers, and (6) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                                       Sales             Sales                                Service Fees          Transaction Fees
                                     Charges to       Charges to             Total              Paid to                 Paid to
                Total Sales          Investment        Principal            Service           Investment               Principal
Fund            Charges Paid         Dealers         Underwriter          Fees Paid            Dealers                Underwriter
----            ------------         -------         -----------          ---------            -------                -----------
California       $26,667            $24,764            $1,903              $29,965             $23,455                 $172.50
Florida           23,174             21,611             1,563               49,722              40,984                  320.00
Massachusetts     31,556             28,438             3,118               49,931              42,200                  342.50
New Jersey        82,668             73,908             8,760               50,179              40,531                  310.00
New York          30,667             26,700             3,967               67,355              55,433                  542.50
Ohio              23,299             21,490             1,809               23,992              19,916                  167.50
Pennsylvania      25,654             22,385             3,269               44,163              35,228                  330.00


Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000 in this Class of shares for the periods shown in each table. Total return prior to the date this Class was first offered reflects the total return of Class B, adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.


About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was significant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

California Fund

                                                                                Length of Period Ended March 31, 2002
Average Annual Total Return:                                                  One Year        Five Years    Life of Fund
----------------------------                                                  --------        ----------    ------------
Before Taxes and Excluding Maximum Sales Charge                                 2.65%           4.79%           4.80%
Before Taxes and Including Maximum Sales Charge                                 0.31%           4.32%           4.38%
After Taxes on Distributions and Excluding Maximum Sales Charge                 2.62%           4.73%           4.59%
After Taxes on Distributions and Including Maximum Sales Charge                 0.27%           4.25%           4.35%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  3.26%           4.69%           4.58%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  1.79%           4.29%           4.37%

     Class A began offering its shares on June 27, 1996. Class B commenced operations May 29, 1992.

Florida Fund

                                                                                Length of Period Ended March 31, 2002
Average Annual Total Return:                                                  One Year        Five Years    Life of Fund
----------------------------                                                  --------        ----------    ------------
Before Taxes and Excluding Maximum Sales Charge                                 3.71%           4.73%           4.57%
Before Taxes and Including Maximum Sales Charge                                 1.41%           4.26%           4.17%
After Taxes on Distributions and Excluding Maximum Sales Charge                 3.70%           4.72%           4.58%
After Taxes on Distributions and Including Maximum Sales Charge                 1.40%           4.24%           4.34%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  4.03%           4.69%           4.58%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  2.59%           4.30%           4.37%

     Class A began offering its shares on June 27, 1996. Class B commenced operations May 29, 1992.

Massachusetts Fund

                                                                                Length of Period Ended March 31, 2002
Average Annual Total Return:                                                  One Year        Five Years    Life of Fund
----------------------------                                                  --------        ----------    ------------
Before Taxes and Excluding Maximum Sales Charge                                 3.17%           4.54%           4.57%
Before Taxes and Including Maximum Sales Charge                                 0.88%           4.06%           4.16%
After Taxes on Distributions and Excluding Maximum Sales Charge                 3.16%           4.53%           4.50%
After Taxes on Distributions and Including Maximum Sales Charge                 0.87%           4.05%           4.26%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  3.69%           4.54%           4.51%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  2.25%           4.15%           4.30%

     Class A began offering shares on June 27, 1996. Class B commenced operations June 1, 1992.

New Jersey Fund

                                                                                Length of Period Ended March 31, 2002
Average Annual Total Return:                                                  One Year        Five Years    Life of Fund
----------------------------                                                  --------        ----------    ------------
Before Taxes and Excluding Maximum Sales Charge                                 2.82%           4.52%           4.67%
Before Taxes and Including Maximum Sales Charge                                 0.55%           4.05%           4.26%
After Taxes on Distributions and Excluding Maximum Sales Charge                 2.78%           4.48%           4.54%
After Taxes on Distributions and Including Maximum Sales Charge                 0.51%           4.01%           4.30%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  3.50%           4.51%           4.55%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  2.07%           4.12%           4.34%

     Class A began offering its shares on June 27, 1996. Class B commenced operations June 1, 1992.

New York Fund

                                                                                Length of Period Ended March 31, 2002
Average Annual Total Return:                                                  One Year        Five Years    Life of Fund
----------------------------                                                  --------        ----------    ------------
Before Taxes and Excluding Maximum Sales Charge                                 2.67%           5.26%           5.18%
Before Taxes and Including Maximum Sales Charge                                 0.39%           4.78%           4.77%
After Taxes on Distributions and Excluding Maximum Sales Charge                 2.67%           5.24%           4.89%
After Taxes on Distributions and Including Maximum Sales Charge                 0.38%           4.76%           4.65%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  3.40%           5.13%           4.84%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  1.97%           4.73%           4.63%

     Class A began offering its shares on June 27, 1996. Class B commenced operations May 29, 1992.

Ohio Fund

                                                                                Length of Period Ended March 31, 2002
Average Annual Total Return:                                                  One Year        Five Years    Life of Fund
----------------------------                                                  --------        ----------    ------------
Before Taxes and Excluding Maximum Sales Charge                                 2.62%           4.20%           4.14%
Before Taxes and Including Maximum Sales Charge                                 0.36%           3.72%           3.70%
After Taxes on Distributions and Excluding Maximum Sales Charge                 2.61%           4.19%           3.99%
After Taxes on Distributions and Including Maximum Sales Charge                 0.35%           3.71%           3.73%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  3.32%           4.30%           4.08%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  1.90%           3.89%           3.85%

     Class A began offering its shares on October 22, 1996. Class B commenced operations April 16, 1993.

Pennsylvania Fund

                                                                                Length of Period Ended March 31, 2002
Average Annual Total Return:                                                  One Year        Five Years    Life of Fund
----------------------------                                                  --------        ----------    ------------
Before Taxes and Excluding Maximum Sales Charge                                 3.18%           4.71%           4.78%
Before Taxes and Including Maximum Sales Charge                                 0.83%           4.25%           4.37%
After Taxes on Distributions and Excluding Maximum Sales Charge                 3.18%           4.71%           4.73%
After Taxes on Distributions and Including Maximum Sales Charge                 0.83%           4.24%           4.48%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  3.74%           4.71%           4.72%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  2.26%           4.32%           4.51%

     Class A began offering its shares on June 27, 1996. Class B commenced operations June 1, 1992.

Control Persons and Principal Holders of Securities. At July 1, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

California              Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL        23.1%
Florida                 Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL        10.5%
                        PaineWebber FBO Albert Cohen Family Ltd. Partnership            Miami, FL                6.3%
Massachusetts           Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL         9.9%
New Jersey              Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL        10.4%
New York                Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL        12.4%
Ohio                    Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL        15.8%
                        McDonald Investments Inc.                                       Cleveland, OH           12.2%
                        McDonald Investments Inc.                                       Cleveland, OH            5.3%
Pennsylvania            Merrill Lynch, Pierce, Fenner & Smith, Inc.                     Jacksonville, FL        16.5%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

                                                                      APPENDIX B

                      Class B Fees, Performance & Ownership


Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended March 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

                             Distribution Fee      CDSC            Distribution                      Service Fees     Transaction
                                 Paid to         Paid to              Charges                          Paid to        Fees Paid to
                 Sales          Principal       Principal        (as a % of Class     Service         Investment        Principal
               Commission      Underwriter     Underwriter          Net Assets)        Fees            Dealers         Underwriter
               ----------      -----------     -----------          -----------        ----            -------         -----------
California     $19,860           $13,022         $2,000           $338,000 (19.6%)    $2,605           $1,529           $ 55.00
Florida         23,182            18,639          3,000            681,000 (26.0%)     3,724            3,016             55.00
Massachusetts   43,444            22,018          5,000            434,000 (10.9%)     4,404            2,610             90.00
New Jersey      42,350            16,502         12,000            393,000 (12.5%)     3,302            1,539            110.00
New York        62,129            29,952          4,000            541,000 (11.2%)     5,991            3,571             32.50
Ohio            17,585             8,160          6,000            589,000 (42.4%)     1,679            1,127             45.00
Pennsylvania    35,802            16,439          1,000            248,000 (9.4%)      3,288            1,461             72.50


Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.


About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was significant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

California Fund

                                                                                Length of Period Ended March 31, 2002
Average Annual Total Return:                                                  One Year        Five Years    Life of Fund
----------------------------                                                  --------        ----------    ------------
Before Taxes and Excluding Maximum Sales Charge                                 1.64%           3.99%           4.18%
Before Taxes and Including Maximum Sales Charge                                -1.31%           3.99%           4.18%
After Taxes on Distributions and Excluding Maximum Sales Charge                 1.91%           3.99%           4.17%
After Taxes on Distributions and Including Maximum Sales Charge                -1.04%           3.99%           4.17%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  2.55%           3.95%           4.16%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  0.75%           3.95%           4.16%

     Class B commenced operations May 29, 1992.

Florida Fund

                                                                                Length of Period Ended March 31, 2002
Average Annual Total Return:                                                  One Year        Five Years    Life of Fund
----------------------------                                                  --------        ----------    ------------
Before Taxes and Excluding Maximum Sales Charge                                 2.98%           3.97%           4.16%
Before Taxes and Including Maximum Sales Charge                                 0.01%           3.97%           4.16%
After Taxes on Distributions and Excluding Maximum Sales Charge                 2.97%           3.95%           4.14%
After Taxes on Distributions and Including Maximum Sales Charge                 0.00%           3.95%           4.14%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  3.30%           3.92%           4.14%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  1.49%           3.92%           4.14%

     Class B commenced operations May 29, 1992.

Massachusetts Fund

                                                                                Length of Period Ended March 31, 2002
Average Annual Total Return:                                                  One Year        Five Years    Life of Fund
----------------------------                                                  --------        ----------    ------------
Before Taxes and Excluding Maximum Sales Charge                                 2.27%           3.72%           4.06%
Before Taxes and Including Maximum Sales Charge                                -0.69%           3.72%           4.06%
After Taxes on Distributions and Excluding Maximum Sales Charge                 2.36%           3.74%           4.05%
After Taxes on Distributions and Including Maximum Sales Charge                -0.60%           3.74%           4.05%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  2.89%           3.75%           4.06%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  1.08%           3.75%           4.06%

     Class B commenced operations June 1, 1992.

New Jersey Fund

                                                                                Length of Period Ended March 31, 2002
Average Annual Total Return:                                                  One Year        Five Years    Life of Fund*
----------------------------                                                  --------        ----------    ------------
Before Taxes and Excluding Maximum Sales Charge                                 1.92%           3.71%           3.89%
Before Taxes and Including Maximum Sales Charge                                -1.02%           3.71%           3.89%
After Taxes on Distributions and Excluding Maximum Sales Charge                 1.99%           3.69%           4.09%
After Taxes on Distributions and Including Maximum Sales Charge                -0.96%           3.69%           4.09%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  2.70%           3.73%           4.10%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  0.91%           3.73%           4.10%

     Class B commenced operations June 1, 1992.

New York Fund

                                                                                Length of Period Ended March 31, 2002
Average Annual Total Return:                                                  One Year        Five Years    Life of Fund*
----------------------------                                                  --------        ----------    ------------
Before Taxes and Excluding Maximum Sales Charge                                 1.80%           4.45%           4.46%
Before Taxes and Including Maximum Sales Charge                                -1.14%           4.45%           4.46%
After Taxes on Distributions and Excluding Maximum Sales Charge                 1.89%           4.45%           4.44%
After Taxes on Distributions and Including Maximum Sales Charge                -1.06%           4.45%           4.44%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  2.62%           4.34%           4.39%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  0.82%           4.34%           4.39%

     Class B commenced operations May 29, 1992.

Ohio Fund

                                                                                Length of Period Ended March 31, 2002
Average Annual Total Return:                                                  One Year        Five Years    Life of Fund*
----------------------------                                                  --------        ----------    ------------
Before Taxes and Excluding Maximum Sales Charge                                 1.89%           3.45%           3.55%
Before Taxes and Including Maximum Sales Charge                                -1.06%           3.45%           3.55%
After Taxes on Distributions and Excluding Maximum Sales Charge                 1.88%           3.44%           3.54%
After Taxes on Distributions and Including Maximum Sales Charge                -1.07%           3.44%           3.54%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  2.58%           3.54%           3.63%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  0.79%           3.54%           3.63%

     Class B commenced operations April 16, 1993.

Pennsylvania Fund

                                                                                Length of Period Ended March 31, 2002
Average Annual Total Return:                                                  One Year        Five Years    Life of Fund*
----------------------------                                                  --------        ----------    ------------
Before Taxes and Excluding Maximum Sales Charge                                 2.28%           3.90%           4.28%
Before Taxes and Including Maximum Sales Charge                                -0.67%           3.90%           4.28%
After Taxes on Distributions and Excluding Maximum Sales Charge                 2.39%           3.92%           4.28%
After Taxes on Distributions and Including Maximum Sales Charge                -0.57%           3.92%           4.28%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  2.94%           3.92%           4.27%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  1.14%           3.92%           4.27%

     Class B commenced operations June 1, 1992.

Control Persons and Principal Holders of Securities. At July 1, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

California              Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL        26.4%
                        Donaldson Lufkin Jenrette Securities Corporation, Inc.  Jersey City, NJ         15.4%
                        Dean Witter FBO Albin Erickson TTEE O/T                 New York, NY             7.3%
Florida                 Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL        31.1%
                        First Clearing Corp., The Doris E. Bisphan Rev. Trust   Sarasota, FL             7.9%
                        First Clearing Corp., Louis Kernoff                     Pompano Beach, FL        7.5%
                        Painewebber FBO Ann H. Conover, TTEE UAD 8/24/93        Brewster, MA             5.1%
                        Fiserve Securities, Inc.                                Philadelphia, PA         5.1%
Massachusetts           Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL         8.1%
                        First Clearing Corp., Helen G. Ford                     Allston, MA              6.4%
New Jersey              Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL        37.8%
New York                Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL        27.4%
                        Dean Witter FBO Alice E. Lazoff                         New York, NY             5.1%
                        Dean Witter FBO Alice Lazoff Exec.                      New York, NY             5.0%
Ohio                    Donaldson Lufkin Jenrette Securities Corp. Inc.         Jersey City, NJ         36.1%
                        Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL        27.2%
                        First Clearing Corp., Kenneth J. Sorace                 Chagrin Falls, OH        6.6%
Pennsylvania            Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL        32.2%
                        Bear Stearns Securities Corp.                           Brooklyn, NY            10.2%
                        Peter Countouris & Pamela E. Countouris, JT TEN         Pittsburgh, PA           5.9%


Beneficial  owners of 25% or more of the Class are  presumed to be in control of
the  the  Class  for  purposes  of  voting  on  certain  matters   submitted  to
shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

                                                                      APPENDIX C

                      Class C Fees, Performance & Ownership


Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended March 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

                             Distribution Fee      CDSC            Distribution                      Service Fees     Transaction
                                 Paid to         Paid to              Charges                          Paid to        Fees Paid to
                 Sales          Principal       Principal        (as a % of Class     Service         Investment        Principal
               Commission      Underwriter     Underwriter          Net Assets)        Fees            Dealers         Underwriter
               ----------      -----------     -----------          -----------        ----            -------         -----------
Florida        $20,261           $22,026         $  500           $5,408,000(125.1%)    $4,405           $4,126           $ 52.50
Massachusetts   22,475            26,802          1,000            1,341,000(23.8%)      5,360            4,421             32.50
New York        20,083            34,121          2,000            1,715,000(23.1%)      6,824            3,582             32.50
Pennsylvania    33,340            40,995          1,000            2,949,000(40.6%)      8,199            6,136             82.50


Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000 in this Class of shares for the periods shown in each table. Total return for the period prior to April 1, 1998 reflects the total return of a predecessor to Class C. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class B, adjusted to reflect the Class C CDSC. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.


About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was significant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

Florida Fund

                                                                                Length of Period Ended March 31, 2002
Average Annual Total Return:                                                  One Year        Five Years    Life of Fund
----------------------------                                                  --------        ----------    ------------
Before Taxes and Excluding Maximum Sales Charge                                 2.93%           3.92%           3.22%
Before Taxes and Including Maximum Sales Charge                                 1.94%           3.92%           3.22%
After Taxes on Distributions and Excluding Maximum Sales Charge                 2.92%           3.91%           4.09%
After Taxes on Distributions and Including Maximum Sales Charge                 1.93%           3.91%           4.09%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  3.27%           3.89%           4.09%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  2.66%           3.89%           4.09%

     Predecessor Fund commenced operations December 8, 1993.

Massachusetts Fund

                                                                                Length of Period Ended March 31, 2002
Average Annual Total Return:                                                  One Year        Five Years    Life of Fund
----------------------------                                                  --------        ----------    ------------
Before Taxes and Excluding Maximum Sales Charge                                 2.40%           3.75%           3.32%
Before Taxes and Including Maximum Sales Charge                                 1.42%           3.75%           3.32%
After Taxes on Distributions and Excluding Maximum Sales Charge                 2.39%           3.74%           4.05%
After Taxes on Distributions and Including Maximum Sales Charge                 1.41%           3.74%           4.05%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  2.90%           3.75%           4.06%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  2.30%           3.75%           4.06%

     Predecessor Fund commenced operations December 8, 1993.

New York Fund

                                                                                Length of Period Ended March 31, 2002
Average Annual Total Return:                                                  One Year        Five Years    Life of Fund
----------------------------                                                  --------        ----------    ------------
Before Taxes and Excluding Maximum Sales Charge                                 1.92%           4.43%           3.64%
Before Taxes and Including Maximum Sales Charge                                 0.94%           4.43%           3.64%
After Taxes on Distributions and Excluding Maximum Sales Charge                 1.91%           4.41%           4.41%
After Taxes on Distributions and Including Maximum Sales Charge                 0.93%           4.41%           4.41%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  2.60%           4.30%           4.35%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  2.00%           4.30%           4.35%

     Predecessor Fund commenced operations December 8, 1993.

Pennsylvania Fund

                                                                                Length of Period Ended March 31, 2002
Average Annual Total Return:                                                  One Year        Five Years    Life of Fund
----------------------------                                                  --------        ----------    ------------
Before Taxes and Excluding Maximum Sales Charge                                 2.40%           3.88%           3.40%
Before Taxes and Including Maximum Sales Charge                                 1.41%           3.88%           3.40%
After Taxes on Distributions and Excluding Maximum Sales Charge                 2.40%           3.88%           4.27%
After Taxes on Distributions and Including Maximum Sales Charge                 1.41%           3.88%           4.27%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  2.94%           3.88%           4.25%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  2.34%           3.88%           4.25%

     Predecessor Fund commenced operations December 8, 1993.

Control Persons and Principal Holders of Securities. At July 1, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Florida         Merrill Lynch, Pierce, Fenner & Smith, Inc.                             Jacksonville, FL                48.0%
                First Clearing Corp., Milton Keiner Rev. Trust                          Ft. Lauderdale, FL              10.2%
                Donaldson Lufkin Jenrette Securities Corp., Inc.                        Jersey City, NJ                  6.3%
Massachusetts   Merrill Lynch, Pierce, Fenner & Smith, Inc.                             Jacksonville, FL                17.8%
                U.S. Clearing Corp.                                                     New York, NY                    11.9%
                PaineWebber FBO Arthur Solomon                                          Cambridge, MA                    6.4%
New York        Merrill Lynch, Pierce, Fenner & Smith, Inc.                             Jacksonville, FL                35.3%
Pennsylvania    Merrill Lynch, Pierce, Fenner & Smith, Inc.                             Jacksonville, FL                42.1%
                J.J.B. Hilliard, W.L. Lyons, Inc. Tasso Katselas & Jane Katselas        Louisville, KY                  14.3%
                PaineWebber FBO Raimond Family Ltd. Partnership                         Sewickley, PA                    5.3%


Beneficial  owners of 25% or more of the Class are  presumed to be in control of
the  the  Class  for  purposes  of  voting  on  certain  matters   submitted  to
shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of a Fund as of such date.

                                                                      APPENDIX D

                           STATE SPECIFIC INFORMATION

Risks of Concentration. The following information as to certain state specific considerations is given to investors in view of a Portfolio's policy of concentrating its investments in particular state issuers. Such information supplements the information in the prospectus. It is derived from sources that are generally available to investors and is believed to be accurate. Such information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of issuers of each particular state. Neither the Trust nor the Portfolios have independently verified this information.

The bond ratings provided in the prospectus are current as of the date of the prospectus and are based on economic conditions which may not continue; moreover, there can be no assurance that particular bond issues may not be adversely affected by changes in economic, political or other conditions. Unless stated otherwise, the ratings indicated are for obligations of the state. A state's political subdivisions may have different ratings which are unrelated to the ratings assigned to state obligations.

                                   CALIFORNIA


The 2000 Budget Act, signed by the Governor on June 30, 2000, assumed General Fund revenues and transfers of $73.9 billion, a 3.8 percent increase over 1999-2000 estimates. The 2000 Budget Act appropriated $78.8 billion from the General Fund, a 17.3 percent increase over 1999-2000 and reflected the use of $5.5 billion from the Special Fund for Economic Uncertainties (the "SFEU") available from surpluses in the prior year. About $7.0 billion of the increased spending in 2000-2001 was for one-time expenditures and investments.

In addition to increased funding for education and health and human services, new funding was also provided on a one-time basis to local governments. A total of $2.0 billion of General Fund money was appropriated for transportation improvements, supplementing gasoline tax revenues normally used for that purpose. This was part of a $6.9 billion Transportation Congestion Relief Program to be implemented over six years. Further, a total of about $1.5 billion of tax relief was enacted as part of the budget process.

Fiscal Year 2001-2002 Budget

Background. The 2001-2002 Governor's Budget (the "2001 Budget Act"), released January 10, 2001, estimated 2001-2002 General Fund revenues and transfers to be about $79.4 billion and proposed $82.9 billion in expenditures, utilizing a portion of the surplus expected from 2000-2001. The Governor proposed budget reserves in 2001-2002 of $2.4 billion, including $500 million for unplanned litigation costs.

The May Revision by the Department of Finance disclosed a reversal of the recent General Fund financial trend as a result of the slowdown in economic growth in the State beginning in the first quarter of 2001 and, most particularly, the steep drop in stock market levels since early 2000. The 2001 Budget Act projected that General Fund revenues in 2001-2002 would be about $75.1 billion, a drop of $2.9 billion from revised 2000-2001 estimates and $4.3 billion below the estimate in the 2001 Budget Act. Most of the drop was attributed to reduced personal income tax revenues, reflecting both slower job and wage growth and a severe decline in capital gains and stock option income normally included in personal income tax statistics. Lower corporate earnings were projected to result in a drop in the corporate income tax, while sales taxes were projected to increase slightly.

Fiscal Year 2001 Budget Act. The Fiscal Year 2001 Budget Act was signed by the Governor on July 26, 2001, almost four weeks after the start of the fiscal year. The Governor vetoed almost $500 million of General Fund expenditures from the budget passed by the Legislature. The spending plan for 2001-2002 included General Fund expenditures of $78.8 billion, a reduction of $1.3 billion from the prior year. The spending plan utilized more than half of the budget surplus as of June 30, 2001, but still left a projected balance in the SFEU at June 30, 2002 of $2.6 billion, the largest appropriated reserve in State history. The 2001 Budget Act assumed that, during the course of the fiscal year, the $6.2 billion advanced by the General Fund to the Department of Water Resources for power purchases would be repaid with interest.

The 2001 Budget Act also included Special Fund expenditures of $21.3 billion and Bond Fund expenditures of $3.2 billion. The State issued $5.7 billion of revenue anticipation notes on October 4, 2001 as part of its cash management program.

Some of the important features of the 2001 Budget Act were the following:

1. Proposition 98 per pupil spending was increased by 4.9 percent to $7,002. Total General Fund spending of $32.4 billion for K-12 education fully funds enrollment and cost of living increases and also provided additional funding for a number of programs, such as teacher and principal training programs, instructional and student achievement improvement programs, energy cost assistance, and high-tech high schools.

2. Higher education funding was increased to allow for enrollment increases at both the University of California and the California State University system with no fee increases. Additional funding was also provided for 3 percent student growth at community colleges.

3. Health, welfare and social services generally were fully funded for anticipated caseload growth. The 2001 Budget Act adopted an Administration proposal to utilize $402 million of tobacco litigation settlement payments to fund certain health programs.

4. In addition to $4.3 billion of continuing tax relief, the 2001 Budget Act contained about $125 million in new General Fund tax relief, primarily for senior citizens property tax assistance and certain new tax credits aimed at rural areas and agricultural equipment.

5. The 2001 Budget Act altered the six-year transportation funding plan started in the 2000-2001 fiscal year. The Legislature postponed for two years the transfer of sales taxes on gasoline to support transportation programs, and this transfer will take place during the 2003-2004 to 2007-2008 fiscal years. As a result, $2.5 billion of these sales tax revenues will remain in the General Fund over the 2001-2002 and 2002-2003 fiscal years. To allow all current projects to remain on schedule through 2002-2003, the legislation authorized certain internal loans from other transportation accounts. In March 2002, the voters approved a constitutional amendment which made permanent, after 2007-2008, the dedication of sales taxes on gasoline for transportation purposes only.

6. The 2001 Budget Act provided significant assistance to local governments including $232.6 million for the COPS and county juvenile justice crime prevention programs, $209 million for mental health and social services, $154 million for street and road maintenance, $124 million for various public safety programs and $34 million for environmental protection.

2002-2003 Proposed Governor's Budget. The 2002-2003 Governor's Budget, released on January 10, 2002 (the "2002-2003 Governor's Budget"), projected a fall-off in General Fund revenues due to the national economic recession combined with the stock market decline. Personal Income Tax receipts, which include stock option and capital gains realizations were particularly impacted by the slowing economy and stock market decline. As a result, the Administration projected a combined budget gap for 2001-2002 and 2002-2003 of approximately $12.5 billion.

The 2002-2003 Governor's Budget projected revenues from the three largest sources of tax revenue (personal income, sales and use and corporation) to be about $64.9 billion in 2001-2002, $5 billion lower than projected in the 2001 Budget Act and more than $7 billion lower than the final estimates for 2000-2001. Most of the decline in projected tax revenues was attributed to the personal income tax. Total revenues and transfers, projected to be $77.1 billion in 2001-2002, include the receipt of $6.6 billion from the sale of Department of Water Resources Revenue Bonds and other sources to repay General Fund loans with interest. However, the timing of the sale of such bonds remains uncertain. The 2002-2003 Governor's Budget projected major tax revenues of $71.3 billion and total revenues and transfers of $79.3 billion for 2002-2003.

The Governor's Budget proposed the following major actions to close the $12.5 billion budget gap for the two fiscal years:

1. Expenditure reductions in the 2001-2002 and 2002-2003 fiscal years (from currently budgeted and projected expenditures based on current programs) totaling approximately $5.2 billion.

2. Funding shifts from the General Fund to other sources, including bond funds and special funds, totaling approximately $586 million.

3. Anticipated increases in federal funding for health and human services programs, security/bioterrorism and other areas totaling about $1.1 billion.

4. Interfund loans, accelerations and transfers totaling $5.6 billion. The largest portion of this category was the receipt of $2.4 billion in 2002-2003 from the securitization of a portion of the State's future receipt of payments from tobacco companies arising from the settlement of litigation against those companies. Additionally, approximately $672 million was projected to be received from a loan of transportation funds. The 2002-2003 Governor's Budget initially included over $800 million in savings from the deferral of payments to State pension funds. Subsequently, the Administration removed that proposal in favor of implementation of a debt restructuring plan estimated to save about $840 million.

All of these proposals are subject to consideration by the Legislature and, in some cases, action by other bodies, such as the federal government. The final outcome of these proposals will not be known for several months.

On February 20, 2002, the Legislative Analyst released her annual report on the Governor's Budget proposals (the "LAO Report"). The LAO Report projected that revenues would be about $3.9 billion lower over the period December 1, 2002 to June 30, 2003, and that expenditures would be about $1.1 billion higher, than the estimates in the 2002-2003 Governor's Budget. As a result, the budget gap could be up to $5 billion higher than estimated by the Governor's Budget. The LAO Report contained many suggestions for possible actions to close the budget gap for consideration by the Legislature. The State Controller has reported that General Fund cash receipts for the period July 1, 2001 through February 28, 2002 were about $1.4 billion below the forecast of cash receipts for such period contained in the 2002-2003 Governor's Budget, the same shortfall reported by the State Controller for the period ending January 31, 2001. The forecast of cash receipts in the 2002-2003 Governor's Budget consisted of actual receipts through November 2002 and estimates for the balance of the year, so the shortfall reported by the Controller was attributable only to December 2001 through February 2002 estimates.

Despite the challenge represented by the severe revenue decline and the budget gap, the 2002-2003 Governor's Budget contains the following major components:

1. Funding for K-12 schools at the minimum requirement under Proposition 98, with statutory growth and cost of living adjustments. Total Proposition 98 expenditures for education would be about $7,058 per pupil, an increase from the estimated level of $6,922 for 2001-2002. A more precise estimate of the minimum Proposition 98 guarantee for the next year will not be known until later in the year. If growth in personal income on a per capita basis is greater than predicted by the 2002-2003 Governor's Budget, spending would have to increase to meet Proposition 98 requirements.

2.  Funding  increases  of  1.0,  1.7  and  0.8  percent  respectively,  for the
University  of  California,   California  State  University  and  the  Community
Colleges.

3. A proposed total of $30 billion in new general obligation bonds for local school construction and higher education facilities to be included in amounts of $10 billion each on the 2002, 2004 and 2006 statewide ballots. Substantially all of the last voted bond authorization, $9.2 billion approved in 1998, has been allocated.

4. Youth and adult corrections expenditures would be reduced by 1.8 percent from the previous year, reflecting slowing inmate population growth. Health and human services expenditures will be increased by 3.3 percent, reflecting rising caseloads expected in a recessionary period and an expansion of Medi-Cal benefits. Combined expenditures for other programs, such as transportation, resources, environmental protection, general government and tax relief, will be reduced by 5 percent in the aggregate. Many capital outlay projects currently funded out of the General Fund were proposed to be funded with bond funding.

5. The 2002-2003 Governor's Budget proposed action by the Legislature to conform State tax laws to recent changes in federal tax law. These changes were estimated to increase revenues by $178 million in 2002-2003, but to result in lower revenues in subsequent years. The 2002-2003 Governor's Budget did not propose any new taxes or modifications to the tax relief enacted in the prior several years. It also did not propose reductions to existing programs supporting local governments or organic changes in local government financing.

Final action on the 2002 Budget Act will occur following negotiations with the Legislature and the Governor.

Recent Developments. The terrorist attacks of September 11, 2001 resulted in increased uncertainty regarding the economic and revenue outlook for the U.S. as well as the State. Past experience suggests that shocks to American society of far lesser severity have resulted in a temporary loss in consumer and business confidence and a reduction in the rate of economic growth. With the U.S. economy already on the edge of recession before the attacks, a downturn in the economy is now a distinct possibility, with a corresponding reduction in State General Fund revenues. It is not possible at this time to estimate how the State's economy may be further adversely affected as a result of the attacks. In October 2001, the Governor announced a hiring freeze for most State positions and directed State agencies to make cuts in operating expenses totaling at least $150 million in 2001-2002 expenditures. The Governor also asked agencies to prepare for cuts of up to 15 percent in expenditures in the 2002-2003 fiscal year budget. Most of these actions do not apply to public safety and certain other mandated expenditures.

In November 2001, the Governor issued a letter to all State departments and agencies instituting immediate action to further reduce expenditures in the 2001-2002 fiscal year. Pending action by the Legislature to cut expenditures, the Governor directed agencies to immediately freeze spending on a specified list of programs and projects totaling almost $2.25 billion (including the actions he directed in October). These program cuts and reversions covered virtually all areas of State spending, including State operations, aid to local governments and capital outlay. The Governor stated that he had excluded from spending cuts expenditures which could provide short-term stimulus to the State economy. The Governor convened a special session of the Legislature in January

2002, to act on these proposed current year reductions. They were enacted, with certain modifications made by the Legislature, for a total of $2.2 billion, on February 4, 2002 (Chapter 1, Statutes of 2002, Third Extraordinary Session).

The State Treasurer announced in January 2002, a plan to, among other things, have amortization of the State's long-term debt more closely approximate level annual debt service costs as compared to level annual principal, the current practice. Another element of the Treasurer's plan is the proposed issuance of refunding debt to pay selected maturities of general obligation bonds coming due in the period from February 2002 to June 2004. The first sale of refunding bonds took place in March 2002, to refund maturities up to June 2003, with additional sales potentially to occur in 2003. Such refunding bonds would enable the State to move toward level annual debt service in future years and, if fully implemented as described in the plan, would provide General Fund expenditure reductions of up to $1.9 billion over the period from February 2002 to June 2004. The Governor has incorporated this plan in an update to the 2002-2003 Governor's Budget.

California Energy Matters. In mid-2000, wholesale electricity prices in California began to rise dramatically. Retail electricity rates permitted to be charged by California's investor-owned utilities at the time were frozen by California law. The resulting shortfall between revenues and costs adversely affected the creditworthiness of the investor-owned utilities and their ability to purchase electricity.

In January, 2001, the Governor determined that the electricity available from California's utilities was insufficient to prevent widespread and prolonged disruption of electric service in California and declared a state of emergency to exist. The Governor directed the Department of Water Resources of the state ("DWR") to enter into contracts and arrangements for the purchase and sale of electric power as necessary to assist in mitigating the effects of the emergency (the "Power Supply Program"). Following the Governor's proclamation under the California Emergency Services Act, the Power Supply Program was further authorized by the enactment of legislation (hereafter referred to as the "Power Supply Act") and the adoption of related orders by the California Public Utilities Commission ("CPUC").

DWR began selling electricity to approximately 10 million retail end-use customers in California (the "Customers") in January, 2001. The Customers are also served by three investor-owned utilities, Pacific Gas and Electric Company ("PG&E"), Southern California Edison Company ("SCE") and San Diego Gas & Electric Company ("SDG&E") (collectively called the "IOUs"). DWR purchases power from wholesale suppliers under long-term contracts and in short-term and spot market transactions. DWR electricity is delivered to the Customers through the transmission and distribution systems of the IOUs and payments from the Customers are collected for DWR by the IOUs pursuant to servicing arrangements ordered by the CPUC.

The Power Supply Program is expected to supply the shortfall (the "net short") between the amount of electricity required by Customers and the amount of electricity furnished to Customers by the IOUs until December 31, 2002. The Administration and the CPUC are developing plans for the provision of the net short after 2002, including plans to enable each of the IOUs to be able to furnish the portion of the net short not provided by DWR's long-term contracts (the "residual net short"). Alternatively, it is possible that further legislation or other governmental action will authorize DWR to provide the residual net short beyond December 31, 2002 or authorize another State agency to develop a successor program. The rate agreement executed by DWR and the CPUC as of March 8, 2002, and described below under "CPUC Actions", anticipates the imposition of a surcharge on all Customers (based on the aggregate amount of electricity sold by DWR and the IOUs) to provide the revenues necessary to pay the bonds to be issued by DWR, with the result that DWR itself would not be required to continue to sell electricity to pay its bonds.

Financing the Power Supply Program. The Power Supply Program was initially financed by unsecured, interest-bearing loans from the General Fund ("State loans") aggregating approximately $6.2 billion (of which $116 million has already been repaid). Advances from the General Fund ceased in June 2001, after DWR arranged secured loans from banks and other financial institutions, producing net proceeds aggregating approximately $4.1 billion ("Interim loans") (of which certain amounts have already been repaid). The Power Supply Program is also funded by revenue from electricity sales to Customers.

DWR is authorized by the Power Supply Act to issue up to $13.4 billion in revenue bonds. Sale of the bonds has been delayed since mid-2001 by a number of factors, including potential legal challenges and the proceedings described below under "CPUC Actions". Presently, there is no proposed schedule for sale of the bonds.

The terms of the Interim loans require that the DWR revenue bond proceeds be used to prepay the Interim loans before being used to repay the State loans or to pay expenses of the Power Supply Program. Unless the Interim loans are prepaid, Interim loan principal is payable in eleven quarterly installments which commenced on April 30, 2002. Interest is payable at variable rates tied to market indices. Interest was capitalized through February 2002, and thereafter principal and interest are payable solely from revenues from power sales and other funds of the Power Supply Program after provision is made for the payment of power purchase costs and other operating expenses of the Power Supply

Program. The Interim loans are not a general obligations of the State and are not repayable from or secured by the General Fund. The loan agreement does not provide for acceleration of the Interim loans if DWR is not in compliance with the terms of the loan agreement. DWR's current revenue requirement includes amounts sufficient to pay scheduled Interim loan debt service until a new revenue requirement can be implemented. DWR also plans to repay the State loans from the proceeds of sale of DWR revenue bonds. DWR's current revenue requirement (described below under "CPUC Actions") does not include provision for repayment of any State loans in 2002 from power sales revenues.

CPUC Actions. Under California law, the retail rates for electricity supplied to Customers by DWR and the IOUs are to be set by the CPUC. Under the Power Supply Act, DWR is required to establish, revise and notify the CPUC of its revenue requirement for its purchases of electricity and its debt service. On November 5, 2001, DWR notified the CPUC of its revenue requirement through December 31, 2002. The CPUC had already authorized substantial overall retail rate increases commencing in early 2001, and on February 21, 2002, it adopted a decision establishing the respective rates to be recovered by DWR within each of the service territories of the IOUs. The February 21, 2002 DWR rate decision did not modify overall Customer rates. Petitions for rehearing of the decision were denied by the CPUC on March 21, 2002. Determination of the respective rates for the IOUs may result in additional adjustments to overall rates.

In August 2001, PG&E filed Pacific Gas and Electric Company v. The California Department of Water Resources, et al., (Sacramento County Superior Court) contesting the DWR determination that its revenue requirement is just and reasonable and arguing that DWR's determination was subject to the California Administrative Procedures Act (the "APA"). On June 7, 2002, the Superior Court ordered DWR to follow the APA in making its determination. The Superior Court's judgment is subject to appeal by either party for 60 days following the notice of entry of judgment.

The Power Supply Act authorized DWR and the CPUC to enter into a rate agreement pertaining to DWR charges. A decision approving a rate agreement was adopted by the CPUC on February 21, 2002, and a rate agreement was executed by the CPUC and DWR as of March 8, 2002. The rate agreement provides for the CPUC to impose bond charges (irrevocable surcharges imposed upon Customers to pay DWR revenue bond debt service) and department power charges (imposed upon Customers for electricity sold by DWR to pay DWR power purchase costs and other operating expenses) in response to DWR's submittal of its revenue requirement. Petitions for rehearing of the decision were denied by the CPUC on March 21, 2002 and no further appeals followed. The rate agreement is final and unappealable.

The CPUC has approved servicing agreements between DWR and both of SDG&E and SCE, and adopted a servicing order as to DWR and PG&E pertaining to the delivery of DWR-purchased electricity to Customers through the transmission and distribution systems of the IOUs and the collection of payments for DWR from Customers by the IOUs. The servicing agreements are final and unappealable. The servicing order is also final and unappealable. It is possible that PG&E could seek relief from the servicing order in Bankruptcy court, but PG&E has not yet sought such relief and continues to make remittances to DWR as required by CPUC order. On March 21, 2002, the CPUC adopted a decision suspending, as of September 20, 2002, the right of additional Customers to elect to purchase electricity from suppliers other than DWR and the IOUs (commonly referred to as "direct access") until DWR is no longer a supplier of electricity. Petitions for writs of review of the CPUC's direct access decision were rejected by the California Supreme Court. The CPUC's direct access decision is now final and unappealable. Currently pending before the CPUC are issues regarding the implementation of the CPUC's direct access decision, including what, if any, surcharges or exit fees may be imposed upon Customers choosing direct access.

The timing of CPUC action or the effective dates of those actions may be affected by appeals or litigation brought by IOUs, consumer groups or other interested parties. Although under State law, appeals and litigation of CPUC actions related to the Power Supply Program must be granted an expedited appeal process, there can be no assurance that any such appeals or litigation will not delay the issuance of DWR's revenue bonds or the implementation of DWR's rates.

Litigation. A number of lawsuits and regulatory proceedings have been commenced concerning various aspects of the State's energy situation. These include disputes over rates set by the CPUC; responsibility for the electricity and natural gas purchases made by the IOUs and the California Independent Systems Operator ("ISO") and the just and reasonable nature of certain of DWR's long term power purchase contracts. These actions do not seek a judgment against the State's General Fund, and in some cases neither the State nor the DWR is even a party to these actions. However, these cases may have an impact on the price or supply of energy in California.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the adverse effects described below, among others.


Revenue Distribution. Certain Debt Obligations in the Portfolio may be obligations of issuers which rely in whole or in part on California state revenues for payment of these obligations. Property tax revenues and a portion of the state's General Fund surplus are distributed to counties, cities and their various taxing entities and the state assumes certain obligations theretofore paid out of local funds. Whether and to what extent a portion of the state's General Fund will be distributed in the future to counties, cities and their various entities is unclear.

Health Care Legislation. Certain Debt Obligations in the Portfolio may be obligations which are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect these revenues and, consequently, payment on those Debt Obligations.

The federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program.
Historically, the Medi-Cal program has provided for a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any hospital wanting to participate in the Medi-Cal program, provided such hospital met applicable requirements for participation. California law now provides that the state shall selectively contract with hospitals to provide acute inpatient services to Medi-Cal patients. Medi-Cal contracts currently apply only to acute inpatient services. Generally, such selective contracting is made on a flat per diem payment basis for all services to Medi-Cal beneficiaries, and generally such payment has not increased in relation to inflation, costs or other factors. Other reductions or limitations may be imposed on payment for services rendered to Medi-Cal beneficiaries in the future.

Under this approach, in most geographical areas of the state, only those hospitals which enter into a Medi-Cal contract with the state will be paid for non-emergency acute inpatient services rendered to Medi-Cal beneficiaries. The state may also terminate these contracts without notice under certain circumstances and is obligated to make contractual payments only to the extent the California legislature appropriates adequate funding therefor.

California enacted legislation in 1982 that authorizes private health plans and insurers to contract directly with hospitals for services to beneficiaries on negotiated terms. Some insurers have introduced plans known as "preferred provider organizations" ("PPOs"), which offer financial incentives for subscribers who use only the hospitals which contract with the plan. Under an exclusive provider plan, which includes most health maintenance organizations ("HMOs"), private payors limit coverage to those services provided by selected hospitals. Discounts offered to HMOs and PPOs may result in payment to the contracting hospital of less than actual cost and the volume of patients directed to a hospital under an HMO or PPO contract may vary significantly from projections. Often, HMO or PPO contracts are enforceable for a stated term, regardless of provider losses or of bankruptcy of the respective HMO or PPO. It is expected that failure to execute and maintain such PPO and HMO contracts would reduce a hospital's patient base or gross revenues. Conversely, participation may maintain or increase the patient base, but may result in reduced payment and lower net income to the contracting hospitals.

These Debt Obligations may also be insured by the state pursuant to an insurance program implemented by the Office of Statewide Health Planning and Development for health facility construction loans. If a default occurs on insured Debt Obligations, the state Treasurer will issue debentures payable out of a reserve fund established under the insurance program or will pay principal and interest on an unaccelerated basis from unappropriated state funds. The Office of Statewide Health Planning and Development commissioned various studies commencing in December 1983, to evaluate the adequacy of the reserve fund established under the insurance program and based on certain formulations and assumptions found the reserve fund substantially underfunded. The most recent study, prepared in December 1998 by Ernst & Young LLP, concluded, among other things, that although the fund would not meet California private insurance reserve standards, reserves were sufficient and, assuming "normal and expected" conditions, the Health Facility Construction Loan Insurance Fund, as of June 30, 1998, should maintain a positive balance over the long term.

Mortgages and Deeds. Certain Debt Obligations in the Portfolio may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two statutes limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by state law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale after expiration of the three-month reinstatement period, which notice of sale must be given at least 20 days before the scheduled sale date. The debtor may reinstate the mortgage, in the manner described above, up to five business days prior to the scheduled sale date. Therefore, the effective minimum period for foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private-right-of-sale proceedings violate the due process requirements of the federal or state constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

Certain Debt Obligations in the Portfolio may be obligations which finance the acquisition of single family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to California's statutory limitations described above applicable to obligations secured by real property. Under California antideficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.


Under California law, mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and then only if the borrower prepays an amount in excess of 20% of the original principal amount of the mortgage loan in a 12-month period; a prepayment charge cannot in any event exceed six months' advance interest on the amount prepaid during the 12-month period in excess of 20% of the original principal amount of the loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which financed such home mortgages.


Proposition 9. On November 6, 1979, an initiative known as "Proposition 9" or the "Gann Initiative" was approved by the California voters, which added Article XIIIB to the California Constitution. Under Article XIIIB, state and local governmental entities have an annual "appropriations limit" and are not allowed to spend certain moneys called "appropriations subject to limitation" in an amount higher than the "appropriations limit." Article XIIIB does not affect the appropriation of moneys which are excluded from the definition of "appropriations subject to limitation," including debt service on indebtedness existing or authorized as of January 1, 1979, or bonded indebtedness subsequently approved by the voters. In general terms, the "appropriations limit" is required to be based on certain 1978/79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population, and certain services provided by these entities. Article XIIIB also provides that if these entities' revenues in any year exceed the amounts permitted to be spent, the excess is to be returned by revising tax rates or fee schedules over the subsequent two years.

Proposition 13. Certain of the Debt Obligations may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added Article XIIIA to the California Constitution. The effect of Article XIIIA was to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues.

Section 1 of Article XIIIA, as amended, limits the maximum ad valorem tax on real property to 1% of full cash value to be collected by the counties and apportioned according to law. The 1% limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition. Section 2 of Article XIIIA defines "full cash value" to mean "the County Assessor's valuation of real property as shown on the 1975/76 tax bill under "full cash value" or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the consumer price index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors.

Legislation enacted by the California Legislature to implement Article XIIIA provides that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978, and that each county will levy the maximum tax permitted by Article XIIIA.

Proposition 62. On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This initiative provided the following:

1. Requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity;

2. Requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction;

3. Restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed;

4. Prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA;

5. Prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments;

6. Requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative;

7. Requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative; and

8. Permits these provisions to be amended exclusively by the voters of the state of California.


In September 1988, the California Court of Appeal in City of Westminster v. County of Orange, 204 Cal. App. 3d 623, 215 Cal. Rptr. 511 (Cal.Ct.App. 1988), held that Proposition 62 is unconstitutional to the extent that it requires a general tax by a general law city, enacted on or after August 1, 1985 and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The Court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is impossible to predict the impact of this decision, on special taxes or on new taxes imposed after the effective date of Proposition 62. The California Court of Appeal in City of Woodlake v. Logan, (1991) 230 Cal. App.3d 1058, subsequently held that Proposition 62's popular vote requirements for future local taxes also provided for an unconstitutional referenda. The California Supreme Court declined to review both the City of Westminster and the City of Woodlake decisions.

In Santa Clara Local Transportation Authority v. Guardino, (Sept. 28, 1995) 11 Cal. 4th 220, reh'g denied, modified (Dec. 14, 1995) 12 Cal. 4th 344, the California Supreme Court upheld the constitutionality of Proposition 62's popular vote requirements for future taxes, and specifically disapproved of the City of Woodlake decision as erroneous. The Court did not determine the correctness of the Westminster decision, because that case appeared distinguishable, was not relied on by the parties in Guardino, and involved taxes not likely to still be at issue. It is impossible to predict the impact of the Supreme Court's decision on charter cities or on taxes imposed in reliance on the City of Woodlake case.


In McBrearty v. City of Brawley, 59 Cal. App. 4th 1441, (Cal. Ct. App. 1997), the Court of Appeals held that the city of Brawley must either hold an election or cease collection of utility taxes that were not submitted to a vote. In 1991, the city of Brawley adopted an ordinance imposing a utility tax on its residents and began collecting the tax without first seeking voter approval. In 1996, the taxpayer petitioned for writ of mandate contending that Proposition 62 required the city to submit its utility tax on residents to vote of local electorate. The trial court issued a writ of mandamus and the city appealed.

First, the Court of Appeal held that the taxpayer's cause of action accrued for statute of limitation purposes at the time of the Guardino decision rather than at the time when the city adopted the tax ordinance which was July 1991. Second, the Court held that the voter approval requirement in Proposition 62 was not an invalid mechanism under the state constitution for the involvement of the electorate in the legislative process. Third, the Court rejected the city's argument that Guardino should only be applied on a prospective basis. Finally, the Court held Proposition 218 (see discussion below) did not impliedly protect any local general taxes imposed prior to January 1, 1995 against challenge.

Proposition 87. On November 8, 1988, California voters approved Proposition 87. Proposition 87 amended Article XVI, Section 16, of the California Constitution by authorizing the California Legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments approved by voters on or after January 1, 1989.

Proposition 98. On November 8, 1988, voters of the state approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed state funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (modified by Proposition 111 as discussed below), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to state per capita personal income) and enrollment ("Test 2"), or (c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in state per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

Proposition 98 permits the Legislature -- by two-thirds vote of both houses, with the Governor's concurrence -- to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

Proposition 111. On June 30, 1989, the California Legislature enacted Senate Constitutional Amendment 1, a proposed modification of the California Constitution to alter the spending limit and the education funding provisions of Proposition 98. Senate Constitutional Amendment 1 -- on the June 5, 1990 ballot as Proposition 111 -- was approved by the voters and took effect on July 1, 1990. Among a number of important provisions, Proposition 111 recalculated spending limits for the state and for local governments, allowed greater annual increases in the limits, allowed the averaging of two years' tax revenues before requiring action regarding excess tax revenues, reduced the amount of the funding guarantee in recession years for school districts and community college districts (but with a floor of 40.9 percent of state general fund tax revenues), removed the provision of Proposition 98 which included excess moneys transferred to school districts and community college districts in the base calculation for the next year, limited the amount of state tax revenue over the limit which would be transferred to school districts and community college districts, and exempted increased gasoline taxes and truck weight fees from the state appropriations limit. Additionally, Proposition 111 exempted from the state appropriations limit funding for capital outlays.

Proposition  218.  On  November  5,  1996,  the  voters  of the  state  approved
Proposition 218, a constitutional initiative, entitled the "Right to Vote on Taxes Act" ("Proposition 218"). Proposition 218 adds Articles XIII C and XIII D to the California Constitution and contains a number of interrelated provisions affecting the ability of local governments to levy and collect both existing and future taxes, assessments, fees and charges. Proposition 218 became effective on November 6, 1996. The Sponsors are unable to predict whether and to what extent Proposition 218 may be held to be constitutional or how its terms will be interpreted and applied by the courts. Proposition 218 could substantially restrict certain local governments' ability to raise future revenues and could subject certain existing sources of revenue to reduction or repeal, and increase local government costs to hold elections, calculate fees and assessments, notify the public and defend local government fees and assessments in court. For example, as discussed below, a California appellate court in the case of Consolidated Fire Protection Dist. et al. v. Howard Jarvis Taxpayers' Assoc., 63 Cal. App. 4th 211 (1998) upheld one of the provisions of Proposition 218 that allows a majority of affected property owners to defeat local government attempts to increase certain property-based fees or charges.

Article XIII C of Proposition 218 requires majority voter approval for the imposition, extension or increase of general taxes and two-thirds voter approval for the imposition, extension or increase of special taxes, including special taxes deposited into a local government's general fund. Article XIII C of Proposition 218 also expressly extends the initiative power to give voters the power to reduce or repeal local taxes, assessments, fees and charges, regardless of the date such taxes, assessments, fees or charges were imposed. This extension of the initiative power to some extent constitutionalizes the March 6, 1995 state Supreme Court decision in Rossi v. Brown, which upheld an initiative that repealed a local tax and held that the state constitution does not preclude the repeal, including the prospective repeal, of a tax ordinance by an
initiative,   as  contrasted  with  the  state  constitutional   prohibition  on
referendum powers regarding statutes and ordinances which impose a tax. Generally, the initiative process enables California voters to enact legislation upon obtaining requisite voter approval at a general election. Proposition 218 extends the authority stated in Rossi v. Brown by expanding the initiative power to include reducing or repealing assessments, fees and charges, which had previously been considered administrative rather than legislative matters and therefore beyond the initiative power.

The initiative power granted under Article XIII C of Proposition 218, by its terms, applies to all local taxes, assessments, fees and charges and is not limited to local taxes, assessments, fees and charges that are property related.

Article XIII D of Proposition 218 adds several new requirements making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. "Assessment" is defined to mean any levy or charge upon real property for a special benefit conferred upon the real property.

Article XIII D of Proposition 218 also adds several provisions affecting "fees" and "charges" which are defined as "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and, after June 30, 1997, existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which (i) generate revenues exceeding the funds required to provide the property related service, (ii) are used for any purpose other than those for which the fees and charges are imposed, (iii) are for a service not actually used by, or immediately available to, the owner of the property in question, or (iv) are used for general governmental services, including police, fire or library services, where the service is available to the public at large in substantially the same manner as it is to property owners. Further, before any property related fee or charge may be imposed or increased, written notice must be given to the record owner of each parcel of land affected by such fee or charges. The local government must then hold a hearing upon the proposed imposition or increase of such property based fee, and if written protests against the proposal are presented by a majority of the owners of the identified parcels, the local government may not impose or increase the fee or charge. This aspect of Proposition 218, section 4 of Article XIIID, was found not to constitute an unlawful referendum pursuant to
Article II, section 9 of the California Constitution. Following Guardino, supra, in this regard, the court held that these "balloting procedures" were constitutional. Consolidated Fire Protection Dist., supra, at 225-26. Moreover, except for fees or charges for sewer, water and refuse collection services, no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

                                     FLORIDA

In recent years, Florida has emerged as one of the world's fastest growing markets, experiencing an explosion of international growth as a major economic hub of the southeastern United States. In 1999, Florida's gross state product was $442.9 billion. Florida is a state characterized by rapid population growth and substantial capital needs which are being funded through frequent debt issuance and pay-as-you-go financing. Florida's economy is characterized by a large service sector, a dependence on the tourism and construction industries, and a large retirement population. The management of rapid growth has been the major challenge facing state and local governments. While attracting many senior citizens, Florida also offers a favorable business environment and growing employment opportunities that have continued to generate working-age population immigration. As this growth continues, particularly within the retirement population, the demand for both public and private services will increase, which may strain the service sector's capacity and impede the State's budget balancing efforts.

Florida has a proportionally greater number of persons of retirement age; a factor that makes Florida's property and transfer payment taxes a relatively more important source of State funding. Because transfer payments are typically less sensitive to the business cycle than employment income, they may act as a stabilizing force in weak economic periods.

Taking advantage of a number of favorable factors - a strong national economy, a waning fear of crime among visitors, and improved local marketing - Florida's tourism grew during the greater part of the 1990 and the year 2000 by 5 to 8 percent annually. However, the events of September 11, 2001 led to a decline in Florida's tourism for 2001 and is expected to further affect Florida's tourism in 2002.

There has been a decline in Florida's dependency on highly cyclical construction and construction-related manufacturing sectors. For example, in fiscal year 1985-1986, construction employment, as a percentage of total non-farm employment was 6.98%. By fiscal year 2001-2002, this percentage is expected to decline to 5.6%. For the fiscal year 2002-2003, construction employment as a percentage of total non-farm employment, is expected to decline to 5.4%, and the downward trend is expected to continue with the percentage declining to 5.0% by fiscal year 2007-2008, as Florida's economy continues to diversify.

The ability of the State and its local units of government to satisfy its debt obligations may be affected by numerous factors which impact on the economic vitality of the State in general and the particular region of the State in which the issuer of the debt obligations is located. South Florida is particularly susceptible to international trade and currency imbalances and to economic dislocations in Central and South America, due to its geographical location and its involvement with foreign trade, tourism and investment capital. North and Central Florida are impacted by problems in the agricultural sector, particularly with regard to the citrus and sugar industries. Short-term adverse economic conditions may be created in these areas, and in the State as a whole, due to crop failures, severe weather conditions or other agriculture-related problems.

The State economy also has historically been dependent on the tourism and construction industries and is therefore, sensitive to trends in those sectors.

                                  MASSACHUSETTS


Effective July 1, 1990, limitations were placed on the amount of direct bonds the state could have outstanding in a fiscal year, and the amount of the total appropriation in any fiscal year that may be expended for debt service on general obligation debt of the state (other than certain debt incurred to pay the fiscal 1990 deficit and certain Medicaid reimbursement payments for prior years) was limited to 10%. In addition, the power of Massachusetts cities and towns and certain tax-supported districts and public agencies to raise revenue from property taxes to support their operations, including the payment of debt service, is limited by "Proposition 2 1/2". Property taxes are virtually the only source of tax revenues available to cities and towns to meet local costs.

The fiscal viability of the state's authorities and municipalities is inextricably linked to that of the state. The state guarantees the debt of several authorities, most notably the Massachusetts Bay Transportation Authority and the University of Massachusetts Building Authority. Their ratings are based on this guarantee and can be expected to move in tandem. Several other authorities are funded in part or in whole by the state and their debt ratings may be adversely affected by a negative change in those of the state. The largest infrastructure project of the Commonwealth's capital program is the Central Artery/Ted Williams Tunnel Project, a major construction project that is expected to be completed in 2005. The federal government has capped its contribution to the project and the full cost of future budget overruns will have to be borne by the Commonwealth or the Massachusetts Turnpike Authority.

The Commonwealth has experienced an economic slowdown in 2001 and 2002. A decline in tax revenue has required the Commonwealth to use reserve funds and to reduce spending on programs and services to maintain fiscal balance. The Legislature has also approved certain tax and fee increases to reduce an anticipated budget deficit. Additional spending cuts, including reductions in local aid payments, could be needed.


                                   NEW JERSEY


The State of New Jersey benefits from a diverse economic base which includes such factors as the State's proximity to New York and Pennsylvania, extensive highway system, large white-collar labor force, substantial pharmaceutical and chemical manufacturing industry, and various commercial and industrial firms having headquarters and regional offices located within its borders.

The state's economic indicators at the end of 2001 showed an unemployment increase of 0.4%, personal income growth of 3.3%, residential building permits decreasing by 10.74%, and gross state product increasing by 9.5% from year 2000. Although unemployment increased to 5.5% in March 2002, the rate remained below the national average for the 27th consecutive month. New Jersey's per capita personal income of $38,153 in 2001 represented the third highest ranking for all states in the nation.

The state ended Fiscal Year 2001 with a balance of $3.21 billion in its General Fund. For Fiscal 2002, New Jersey anticipates a revenue shortfall of $2.9 billion. Cost savings and revenue generating measures are being effectuated to close the gap, including enacting a state tax amnesty program expected to generate an estimated $150 million, reducing government agencies' operating costs by 5%, and freezing new appropriations.

At the end of Fiscal 2000, New Jersey had approximately $14.5 billion in outstanding indebtedness, consisting of approximately $3.8 billion of general obligation bonds and $10.7 billion of appropriation-backed debt obligations. Projects supported by general obligation bonds are of economic, social, and environmental importance, including the construction of correctional and human services facilities, transportation projects, and higher education improvements. The appropriation backed debt obligations of the State included the 1997 New Jersey Economic Development Authority's issuance of $2.75 billion of State Pension Funding Bonds, the proceeds of which were used to fully fund the state's unfunded accrued pension liability. As of the end of Fiscal 2000, the State's debt ratio remained moderate at $1,755 per capita, or 4.9% of personal income and 4.5% of operating fund appropriations. New Jersey state and local government obligations may be adversely affected by political and economic conditions and developments within the state of New Jersey and the nation as a whole.


Other state-related obligations include those created pursuant to the New Jersey Building Authority Act, which has the power to construct facilities for leasing to the state. On September 1, 1997, the New Jersey Building Authority issued $224 million in refunding and new state revenue bonds. The funds were applied for various projects including restoration of the State House Complex, construction of South Woods State Prison, and several renovations of municipal buildings.

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The  authorizing  legislation  for various state entities  provides for specific budgetary procedures with respect to certain obligations issued by such entities. Bonds issued pursuant to authorizing legislation of this type are sometimes referred to as "moral obligation" bonds. There is no statutory limitation on the amount of moral obligation bonds which may be issued by eligible state entities. Currently, there are two such entities available for state appropriations to meet moral obligations. The New Jersey Housing and Mortgage Finance Agency has not had a deficiency in a debt service reserve which required New Jersey to appropriate funds. It is anticipated that the agency's revenue will continue to be sufficient to cover debt service on its bonds. The state provides the South Jersey Port Corporation with funds to cover all debt service and property tax requirements when earned revenues are anticipated to be insufficient to cover these obligations. In the past, anticipated revenues have, in some cases, been insufficient to cover debt service and/or all property tax requirements. There are numerous other state- created entities with outstanding debt. This debt is supported by revenues derived from or assets of the various projects financed by such entities.

The Local Budget Law imposes specific budgetary procedures upon counties and municipalities, subject to review by the Director of the Division of Local Government Services. State law also regulates the issuance of debt by counties and municipalities by limiting the amount of tax anticipation notes that may be issued and requiring their repayment within 120 days of the end of the fiscal year in which they are issued. The Local Bond Law governs the issuance of bonds and notes and bars the issuance of bonds for the payment of current expenses or to pay outstanding obligations, except where permitted by the Local Finance Board. State law also authorizes state officials to supervise fiscal administration in any municipality facing financial difficulties.

                                    NEW YORK


The state projects a General Fund balanced on a cash basis for the 2002-2003 fiscal year (ending March 31, 2003), with total General Fund receipts, including transfers from other funds, approximately $40 billion. The terrorist attacks in New York city are expected to have continued adverse consequences for the state.

The state has projected year budget gaps of $2.8 billion and $3.3 billion for the 2003-2004 and 2004-2005 fiscal years, respectively. In recent years, the state has closed projected budget gaps which have ranged from $6.8 billion in 2002-2003 to less than $1 billion as estimated by the Division of Budget.

The state legislature has enacted the Debt Reform Act of 2000, which applies to new state-supported debt (i.e. general obligation debt of the state and lease-purchase and contractual obligations of public authorities and municipalities where debt service is paid from state appropriations) issued on or after April 1, 2000. It limits new debt outstanding to 4% of personal income and new debt service costs to 5% of total governmental receipts. In November 2001, the state reported that it was in compliance with both debt caps.

The fiscal stability of New York state relates, at least in part, to the fiscal stability of its localities and authorities. Various state agencies, authorities and localities have issued large amounts of bonds and notes supported by the state. In some cases, the state has had to provide special assistance in recent years to enable such agencies, authorities and localities to meet their financial obligations and, in some cases, to prevent or cure defaults. The extent to which state agencies and local governments require state assistance to meet their financial obligations, may adversely affect the ability of the state to meet its own obligations as they become due or to obtain additional financing. The MTA expects that insurance proceeds and federal disaster will cover substantially all of the property losses related to September 11th. The MTA does not expect that the losses related to September 11 will materially affect its ability to meet its obligations to bondholders and other in a timely manner.

For the 2001 fiscal year (ended June 30, 2001), New York City had an operating surplus, before discretionary and other transfers, and achieved balanced operating results, after discretionary and other transfers, in accordance with GAAP. The 2001 fiscal year is the twenty-first consecutive year that the City has achieved an operating surplus, before discretionary and other transfers, and balanced operating results, after discretionary and other transfers. The City's financial plan projects a balance in the 2002 and 2003 fiscal years, and budget gaps of $2.7 billion, $3.1 billion and $3.6 billion for the 2004, 2005 and 2006 fiscal years, respectively, with total revenues projected in excess of $40 billion in each year. New York City has shown a pattern of consistently projecting and closing budget gaps. The City has outlined a gap-closing program which anticipates additional City agency programs to reduce expenditures or increase revenues and additional federal and state actions such as intergovernmental aid to the City. The City's gap-closing program also relies upon the use in fiscal year 2003 of a proposed $1.5 billion of TFA financing to pay for revenues lost as a result of September 11th. There can be no assurance that the additional gap-closing measures, such as tax increases or reductions in City services, will not be required.

The City expects to be reimbursed by the federal government for all of its direct costs for response and remediation of the World Trade Center site. The City also expects to receive federal funds for costs of economic revitalization and other needs. The events of September 11 increase the risk of a delay in

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recovery from  recession.  The long-term  impact cannot be quantified now. As of
April 2002, employment in the City was approximately 2.9% lower than as of April 2001. In a May 9, 2002 report, the City Comptroller identified approximately $1.7 billion in risks to the fiscal year 2003 budget.

Implementation of the City's four-year annual financial plan is also dependent upon the City's ability to market its securities successfully in the public credit markets, including its ability to issue short term notes to finance its seasonal working capital needs. The fiscal health of New York City, which has been the largest issuer of municipal bonds in the country and is a leading international commercial center, exerts a significant influence upon the fiscal health and bond values of issues throughout the state. Bond values of the Municipal Assistance Corporation, the state of New York, the New York Local Government Assistance Corporation, the New York City Transitional Finance Authority and the Metropolitan Transportation Authority may be particularly affected by serious financial difficulties encountered by New York City. The Portfolio could be expected to hold bonds issued by many, if not all of these issuers, at any given time.

The financial condition of the state, City and other New York issuers may be affected by many economic, social, political and international factors which cannot be predicted with certainty. These factors include, but may not be limited to, litigation, pension costs and pension fund earnings, collective bargaining with governmental employees, changes resulting from entitlement program reforms, the receipt of intergovernmental aid, and the performance of the securities and financial sector which is more significant to the New York economy than to the national economy. Two variables which are particularly vulnerable to financial market volatility, and which are closely associated with the level of personal income tax receipts in New York are finance sector bonus income and capital gains realizations. Factors particularly affecting New York City also include its ability to meet its extensive infrastructure and other capital needs in the face of limited funding capacity.

                                      OHIO

The state of Ohio operates on the basis of a fiscal biennium for its appropriations and expenditures. The state is precluded by law from ending a fiscal year or a biennium in a deficit position. The Governor has the power to order state agencies to operate within the state's means. The state carries out most of its operations through the General Revenue Fund ("GRF") for which personal income and sales-use taxes are the major sources. State GRF figures generally show a pattern related to national economic conditions, evident in growth and depletion of its GRF ending fund balances, with the June 30 (end of fiscal year) GRF fund balance reduced during less favorable national economic periods and increased during more favorable economic periods.

The state's incurrence or assumption of debt without a vote of the people is generally prohibited by current state constitutional provisions. The state may incur debt, limited in amount of $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the state from assuming the debts of any local government or corporation. Generally, the creditworthiness of obligations of local Ohio issuers is unrelated to that of obligations of the state of Ohio itself. The state has no responsibility to make payments on those local obligations.

By 17 constitutional amendments approved from 1921 to date (the latest in 2000) Ohio voters authorized the incurrence of state general obligation debt and the pledge of taxes or excises to its payment. At June 7, 2002, over $2.8 billion (excluding certain highway bonds payable primarily from highway user receipts) of this debt was outstanding. The only such state debt at that date authorized to be incurred were portions of the highway bonds, and the following: (a) up to $100 million of obligations for coal research and development may be outstanding at any one time ($49.2 million outstanding); (b) obligations for local infrastructure improvements, no more than $120 million of which may be issued in any calendar year ($1.16 billion outstanding); (c) the conservation purposes bonds; and (d) up to $200 million in general obligation bonds for parks, recreation and natural resources purposes which may be outstanding at any one time ($164.7 million outstanding, with no more than $50 million to be issued in any one year).

Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes to finance their operations. With other subdivisions, they also receive local government support and property tax relief moneys from State resources. The Constitution limits the property tax levy, absent a vote of the electors or a municipal charter provision.

While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durabel goods manufacturing largely concentraded in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the state's area devoted to farming and a significant portion of total employment in agribusiness.

In earlier years, the state's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly
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state rate was 5.7%, compared to the 5.5% national figure. However, then through
1998 the annual state rates were below the national rates (4.3% vs. 4.5% in 199), but were again slightly higher in 199 (4.3% vs. 4.2%) and 2000 (4.1% vs. 4.0%) and then lower in 2001 (4.3% vs. 4.8%). The unemployment rate and its effects vary among geographic areas of the state.

Ongoing and rigorous consideration has been given by the Governor and the General Assembly to revenues and expenditures for Fiscal Years (FY) 2002-03, primarily as a result of continuing economic conditions. Budgetary pressures have been primarily due to continuing lower than previously anticipated levels of receipts from certain major revenue sources.

Prior consideration was in three general time frames - the initial June 2001 biennial appropriation act, then late fall and early winter 2001, and then May 2002. Significant remedial steps have included authorization to draw down and use the entire Budget Stabilization Fund (BSF) balance, increased cigarette taxes, and use of tobacco settlement moneys previously earmarked for other purposes.

The biennial General Revenue Fund (GRF) appropriations act passed in June 2001 provided for biennial GRF expenditures of approximately $45.1 billion without increases in any major State taxes. Necessary GRF debt service and lease rental appropriations for the entire biennium were requested in the Governor's proposed budget, incorporated in the related appropriations bills as introduced, and included in the versions as passed by the House and the Senate and in the act as passed and signed. The same was true for the separate appropriations acts including lease-rental appropriations for certain Ohio Building Authority-financed projects for the departments of Transportation and Public Safety, and Bureau of Workers' Compensation.

That original appropriations act provided for the following uses of certain reserves, aimed at achieving Fiscal Year and biennium ending positive GRF fund balances, based on estimates and projections at the time of passage:

1. Authorized transfer up to $150 million from the BSF to the GRF for purposes of increasing moneys available to pay Medicaid expenses.

2. Appropriated an additional $10 million from the BSF to an emergency purposes fund.

3. Authorized transfer to the GRF in FY 2002 of the entire ($100 million) balance in the Family Services Stabilization Fund.

The Ohio economy continued to be negatively affected by the national economic downturn and by national and international events, and in October 2001 the Office of Budget and Management (OBM) lowered its GRF revenue estimates. Based on reduced revenue collections in certain categories (particularly personal income taxes and, at that time, sales taxes), OBM then projected GRF revenue shortfalls for FY 2002 of $709 million and of $763 million for current FY 2003.

Executive and legislative actions were taken based on the then new OBM estimates, including:

1. The Governor promptly ordered reduced appropriations spending by most State agencies (expressly excepted were appropriations for or relating to debt service on State obligations), and limits on hiring and major purchases. Reductions were at the annual rate of 6% for most State agencies (including higher education institutions), with lesser reductions for correctional and other institutional agencies, and with exemptions for primary and secondary education and the adjutant general.

2. Then in December, the General assembly passed legislation, more significant aspects of which included:

- Authorizing transfer of up to $248 million from the BSF to the GRF during the current biennium. This was in addition to the $160 million in transfers from the BSF provided for in the original appropriations act (and would reduce the BSF balance to approximately $600 million).

- Reallocating to the GRF a $260 million portion of tobacco settlement receipts in FYs 2020 and 2003, intended to be replenished from settlement receipts in FYs 2013 and 2014.

- Reducing appropriation spending authorizations for the legislative and judicial branches.

- Making certain tax-related changes (including accelerating the time for certain payments).

- Authorizing Ohio's participation in a multi-state lottery game, estimated to generate $41 million in FY 2003. This participation has begun, although litigation has, to date unsuccessfully, sought to enjoin the authorization on State constitutional grounds, including a claim that the act's provisions violate the "one subject" requirement for legislation.

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
Continuing economic conditions, among other factors, then led OBM in the spring of 2002 to project a higher than previously estimated GRF revenue shortfall. Among areas of continuing concern were lower than anticipated levels of receipts from personal income taxes and from corporate franchise taxes.

These  updated  estimates  of GRF revenue  shortfalls  were  approximately  $763 million in FY 2002 and $1.15 billion in FY 2003. Further executive and legislative actions were taken and are to be taken to ensure positive GRF fund balances for FY 2002 and for the biennium, based on estimates and projections at the time. In addition to further administrative and management steps, such as additional restraints on spending, those actions included legislation, that provides for, among other things:

1. Authorization of additional transfers to the GRF from the BSF of its entire previously unappropriated balance (over $604 million) as needed in FYs 2002 and 2003, and of an additional $50 million of unclaimed funds to the GRF.

2. Reduction of the FY 2002 ending GRF balance by $50 million (to $100 million from its previously reduced budgeted level of $150 million).

3. Increased cigarette tax by 31c per pack (to a total of 55c a pack). The increase was estimated by OBM to produce approximately $283 million in FY 2003.

4. Transfers to the GRF of $345 million from tobacco settlement money received in FYs 2002 and 2003. That amount had previously been earmarked and appropriated for elementary and secondary school facilities construction; moneys for that purpose will instead be provided by way of additionally authorized $345 million in general obligation bonds.

5. Extension of the State income tax to Ohio-based trusts (a "sunset" provision ends this tax December 31, 2004), and exemption of certain Ohio business taxes from recent federal tax law "economic stimulus changes" by modifying existing State law tie-ins to the federal tax base. The combination was estimated by OBM to produce approximately $283 million in FY 2003.

6. Selective additional appropriation cuts for certain departments.

Certain other provisions of the legislation are aimed at the future, rather than the current biennium, including the indexing of State income tax brackets to the Gross Domestic Product beginning in July 2005.

Several categories of FY 2002 GRF tax receipts were below those receipts in the prior FY. Overall, GRF tax receipts in FY 2002 were 1.1% below those in FY 2001. Collections through June of personal income taxes and corporate franchise taxes continued those tax collections below prior OBM estimates for the year.

FY 2002 nevertheless did end with positive GRF balances of $108.3 million (fund) and $619.2 million (cash). This was accomplished by the remedial steps described above, including the significant transfers from the BSF ($534.3 million) and from tobacco settlement moneys ($289.8 million). The FY ending BSF balance was $427.9 million, already committed and appropriated to GRF use if needed in 2003.

On July 1, 2002, the first day of the new FY, the Governor ordered further cutbacks for FY 2003 in previously-authorized GRF spending (based on prior appropriations) by agencies and departments in his administration, as well as limitations on hiring, travel and major purchases. Annual cutbacks in some cases were as high as 15%, with actual amounts and manners to be determined by the agencies and departments in consultation with the OBM Director. Excluded from the cutbacks as currently contemplated are elementary and secondary education, higher education, alcohol and drug addiction services, and the adjutant general. Expressly excluded from the cutback order are appropriations for debt service including lease rental contracts and all State office building rent, and ad valorem property tax relief payments (made to local taxing entities).

OBM is currently projecting a positive GRF Fund balance at June 30, 2003. As discussed above the State is effectively precluded by law (including its Constitution) from ending a FY or a biennium in a "deficit" position.

Additional appropriations actions, affecting most subdivisions and local libraries in the State, cap the amount to be distributed from the various local government assistance funds in FYs 2002 and 2003 essentially to the lesser of the equivalent monthly payment amounts in FYs 2000 and 2001 or the amounts that would have been authorized under the standard formula.

Due to the continuing pendency of the school funding litigation (the State's motion for reconsideration has been granted) those revised estimates in FY 2002 did not include additional expenditures pursuant to the recent Supreme Court order; as noted below the motion requests reconsideration of the portion of the Court's order that would require an additional substantial but as yet undetermined amount in this biennium.

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In a September 2001 opinion the Ohio Supreme Court issued its latest substantive decision in litigation that has long been pending in Ohio courts questioning the constitutionality of the State's system of school funding and compliance with the constitutional requirement that the State provide a "thorough and efficient system of common schools." The majority of the Court concluded that the system of school funding, as it had been modified and developed since 1991 and assuming full implementation of two modifications newly ordered by the Court, will meet constitutional requirements. (Two dissenters would find the system not yet in compliance; a third continued to conclude that compliance was a matter for the legislative branch, not the judiciary.) The two modifications directed by the Court, one of which will have an impact in the current State fiscal biennium, are:

1. Revisions of the formula and factors involved in calculating the per student costs of providing an adequate education. The Court stated no deadline, but does require that the new calculations be applied retroactively to July 1, 2001 (the beginning of the current State biennium). OBM estimates the additional annual cost of this change to the State to be as much as $1.24 billion.

2. The effective date of full implementation of a parity aid program (already adopted and being phased in) moved up by two years -- full funding to be in FY 2004 rather than 2006. That program is aimed at providing poorer districts with resources similar to those available to wealthier districts.

The Court granted the State's motion for reconsideration and clarification of the modification first listed above and of its retroactive application.

The Court's referral to a master commissioner of the issues raised in that motion (and any other issues the parties and the mediator considered appropriate issues for mediation) did not produce a resolution. Upon that commissioner's final March 2002 report, the matter returned to the Court's active docket for resolution.

It is not possible at this time to state what the Court's final action on reconsideration will be, or what or when the General Assembly's responses will be, or what effect they or any related actions may have on the State's overall financial condition (particularly in the current fiscal biennium) or on specific State operations or functions.

The Court had previously set as general base threshold requirements that every school district have enough funds to operate, an ample number of teachers, sound and safe buildings, and equipment sufficient for all students to be afforded an educational opportunity.


                                  PENNSYLVANIA


The General Fund, the Commonwealth's largest fund, receives all tax receipts, revenues, federal grants and reimbursements that are not specified by law to be deposited elsewhere. Debt service on all obligations, except those issued for highway purposes or for the benefit of other special revenue funds, is payable from the General Fund. The General Fund closed fiscal year 2001 with a balance of $4,485 million.

Certain state-created agencies have statutory authorization to incur debt for which no legislation providing for state appropriations to pay debt service thereon is required. The debt of these agencies is supported by assets of or revenues derived from the various projects financed; it is not an obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Commonwealth appropriations. These agencies and their outstanding debt as of June 30, 2001 include the Delaware River Joint Toll Bridge Commission ($48.5 million), the Delaware River Port Authority ($1,278.6 million), the Pennsylvania Economic Development Financing Authority ($1,272 million), the Pennsylvania Energy Development Authority ($68.2 million), the Pennsylvania Higher Education Assistance Agency ($2,248.9 million), the Pennsylvania Higher Education Facilities Authority ($3,760.1 million), the Pennsylvania Industrial Development Authority ($328.2 million), the Pennsylvania Infrastructure Investment Authority ($183.3 million), the Pennsylvania Turnpike Commission ($1,703.3 million), and the state Public School Building Authority ($438.4 million).

The only obligations of state-created agencies in Pennsylvania which bear a moral obligation of the Commonwealth are those issued by the Pennsylvania Housing Finance Agency, a state-created agency which provides housing for lower and moderate income families in the Commonwealth, which had $2,925.9 million in bonds outstanding at June 30, 2001, and the Hospitals and Higher Education Facilities Authority of Philadelphia which issued $21.1 million in bonds in 1993.

Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. For example, Unisys Corporation v. Commonwealth involves a challenge on constitutional and staturoty grounds to the statutory three-factor appointment formula used for the apportionment of capital stock value in the franchise tax. Northbrook Life Insurance Co. is the lead case in potential litigation with the entire insurance industry that does business in Pennsylvania, in which the Pennsylvania

Department of Revenue's application of portions of the Life and Health Guarantee Association Act of 1982 is being challenged. County of Allegheny v. Commonwealth of Pennsylvania involves litigation regarding the state of constitutionality of the staturoty scheme for county funding of the judicial system. Powell v. Ridge involves a challenge to Pennsylvania's system for funding public schools on the grounds that such system has the effect of discriminating on the basis of race in vilation of Title VI of the Civil Rights Act of 1964. The specific litigation matters described above are provided as an example only and do not compromise a complete listing of material ongoing or pending litigation involving the Commonwealth of Pennsylvania, its agencies, subdivisions and instrumentalities.

                  PUERTO RICO, THE U.S. VIRGIN ISLANDS AND GUAM

Puerto Rico. Puerto Rico has a diversified economy dominated by the manufacturing and service sectors. The North American Free Trade Agreement ("NAFTA"), which became effective January 1, 1994, has led to loss of lower wage jobs such as textiles, but economic growth in other areas, particularly tourism, pharmaceuticals, construction and the high technology areas have compensated for that loss.

The Commonwealth of Puerto Rico differs from the states in its relationship with the federal government. Most federal taxes, except those such as social security taxes that are imposed by mutual consent, are not levied in Puerto Rico. Section 936 of the Code has provided a tax credit for certain qualified U.S.
corporations  electing  "possessions  corporation"  status.  However,  in  1993,
Section  936 was  amended  to provide  for two  alternative  limitations  on the
Section 936 credit attributable to certain active business income. The first limitation was based on the economic activity of the Section 936 possessions corporation. The second limited the credit to a specified percentage of the credit allowed under prior law. In 1996, Section 936 credit was repealed except that the credit attributable to possessions source business income with respect to certain existing credit claimants was subjected to a phase out over a ten year period (subject to additional caps).

Also in 1996, a new Section 30A was added to the Code. Section 30A permits a "qualifying domestic corporation" that meets certain gross income tests to claim a credit against the federal income tax in an amount equal to the portion of the tax which is attributable to the taxable income from sources outside of the United States, from the active conduct of a trade or business in Puerto Rico or from the sale of substantially all the assets used in such a trade or business.
Section 30A will be phased out by January 1, 2006. The Governor of Puerto Rico proposed that Congress permanently extend Section 30A until the Puerto Rican economy achieves certain economic improvements. To date, however, no action has been taken.

During the mid and late 1990s the Commonwealth of Puerto Rico benefited from a robust U.S. economy, more aggressive tax collections and low oil prices. This created an expanded employment base, job growth, reduction in unemployment, increase in tourism spending, real GDP growth in the 3.1% to 3.5% range over the last 5 fiscal years and significant increases in General Fund cash balances from fiscal year end 1997 to fiscal year end 1999. These factors, combined with minimal negative impact to date from the 1996 federal legislation phasing out
Section 936 tax benefits to Puerto Rico subsidiaries of U.S. Corporations, created a positive outlook for the credit in the late 1990s. Despite the fact that there have been some high profile U.S. companies that have left the island partially due to the Section 936 phase out, many corporations have elected to convert to controlled foreign corporation (CFC) status, which allows them to delay federal income taxes until the income is distributed to U.S. shareholders.

In fiscal year 2000, the outlook on the credit turned negative due to the slowdown in the U.S. economy (88% of Puerto Rico's exports go to the U.S.), uncertainty regarding increasing oil prices, failure of the government to reign in health care costs, expense overruns in education and a decreasing rate of employment growth. As a result, the General Fund recorded a $268 million deficit in fiscal year 2000 due to increased education and health care spending.

A new administration, the Popular Democratic Party that favors Puerto Rico's commonwealth status over a potential statehood status, took office in January, 2001. It was not long before they realized the presence of continued fiscal stress and estimated a fiscal year 2001 budget shortfall of $700 million. The shortfall was stated to be caused by weakened revenue growth due to the slowing pace of employment and a softening U.S. economy.

The major key to maintaining Puerto Rico's external ratings (Baa1/A from Moody's and S&P, respectively) is the ability of the government to balance fiscal year 2002 performance after lackluster fiscal year 2001 results which necessitated deficit financing. Complicating matters is the uncertainty surrounding the negative effects on tourism caused by September 11th terrorist attacks and the scope and duration of the continued slowdown in the U.S. economy.

The U.S. Virgin Islands. The United States Virgin Islands ("USVI") is heavily reliant on the tourism industry, with roughly 43% of non-agricultural employment in tourist-related trade and services. The tourism industry is economically sensitive and would likely be adversely affected by a recession in either the United States or Europe. The attacks of September 11, 2001 will likely have an adverse affect on tourism, the extent of which is unclear.

An important component of the USVI revenue base is the federal excise tax on rum exports. Tax revenues rebated by the federal government to the USVI provide the primary security of many outstanding USVI bonds. Since more than 90% of the rum distilled in the USVI is distilled at one plant, any interruption in its operations (as occurred after Hurricane Hugo in 1989) would adversely affect these revenues. The last major hurricane to impact the USVI was Hurricane Marilyn on September 15, 1995. Consequently, there can be no assurance that rum exports to the United States and the rebate of tax revenues to the USVI will continue at their present levels. The preferential tariff treatment the USVI rum industry currently enjoys could be reduced under NAFTA. Increased competition from Mexican rum producers could reduce USVI rum imported to the U.S., decreasing excise tax revenues generated. The USVI is periodically hit by hurricanes. Several hurricanes have caused extensive damage, which has had a negative impact on revenue collections. There is currently no rated, unenhanced Virgin Islands debt outstanding (although there is unrated debt outstanding). In addition, eventual elimination of the Section 936 tax credit for those companies with operations in USVI may lead to slower growth in the future.


Guam. The U.S. territory of Guam derives a substantial portion of its economic base from Japanese tourism. With a reduced U.S. military presence on the island, Guam has relied more heavily on tourism in past years. During 1998, the Japanese recession combined with the impact of typhoon Paka resulted in a budget deficit of $21 million. With hotels alone accounting for 8.5% of Guam's employment and Japanese tourists comprising 86% of total visitor arrivals, the Japanese recession and depreciation of the yen versus the dollar earlier this year have had a negative impact on the island's economy in 1998. Based on these factors, S&P downgraded Guam's rating to BBB- from BBB with a negative outlook on May 26, 1999. Although total visitors improved in 1999 and 2000, they were weakened by economic slowdowns and the effects of the September 11th terrorist attacks in 2001. These negative trends have had an unfavorable effect on Guam's financial position with consistent general fund deficits from 1997-1999 and a small surplus in 2000. Fiscal year 2001 is expected to be worse than fiscal year 2000. Guam also has a high debt burden. These factors caused S&P to downgrade Guam's rating to BB (below investment grade) from BBB- on March 25, 2002. Guam is not rated by Moody's.

                                                                      APPENDIX E
                                     RATINGS


The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these bonds is dependent on the investment adviser's judgment, analysis and experience in the evaluation of such bonds.


Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

Moody's Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

     3.   There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Municipal Short-Term Obligations


MIG/VMIG Ratings U.S. Short-Term Ratings: In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor's Ratings Group


Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.


BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC: The rating CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but debt service payments are continued.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.


Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Municipal Notes

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

     - Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.


Fitch Ratings


Investment Grade Bond Ratings

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

High Yield Bond Ratings

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Investment Grade Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION

                                                          August 1, 2002








                                   Eaton Vance
                            National Limited Maturity
                                   Municipals
                                      Fund

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Fund and the Portfolio. The Fund is a series of Eaton Vance Investment Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                        Page                             Page
Strategies and Risks                2      Purchasing and Redeeming Shares    17
Investment Restrictions             8      Sales Charges                      18
Management and Organization         9      Performance                        20
Investment Advisory and                    Taxes                              22
  Administrative Services          14      Portfolio Securities
Other Service Providers            16        Transactions                     24
Calculation of Net Asset Value     16      Financial Statements               26

Appendix A: Class A Fees, Performance and Ownership                           27
Appendix B: Class B Fees, Performance and Ownership                           28
Appendix C: Class C Fees, Performance and Ownership                           29
Appendix D: Ratings                                                           31
Appendix E: Asset Composition Information                                     35


This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund's prospectus dated August 1, 2002, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.


(c) 2002 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.

                              STRATEGIES AND RISKS

The Portfolio's primary strategies are defined in the prospectus. The following is a description of the various investment practices in which the Portfolio may engage, whether as a primary or secondary strategy, and a summary of certain attendant risks. The Portfolio's investment adviser may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help the Portfolio achieve its investment objective.

Municipal Obligations. Municipal obligations are issued to obtain funds for various public and private purposes. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation. For purposes of the policy of investing at least 80% of net assets in municipal obligations, "net assets" will include any borrowings made for investment purposes. This policy will not be revised unless Fund shareholders are notified of the proposed change at least 60 days in advance of the proposed change.

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986 which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion.

Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) are included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality. Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users. The Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Portfolio as a result of any such event, and the Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Portfolio will be affected by such changes.

State and Sector Concentration. The Portfolio may invest 25% or more of its total assets in municipal obligations whose issuers are located in the same state or in municipal obligations of the same type. Municipal obligations of issuers located in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in revenue bonds might involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Industrial development bonds ("IDBs") are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Duration. In pursuing its investment objective the Portfolio seeks to maintain a dollar weighted average portfolio duration of between three and nine years. Duration represents the dollar weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more debt obligations, discounted to their present values. The duration of an obligation is usually not more than its stated maturity and is related to the degree of volatility in the market value of the obligation. Maturity measures only the time until a bond or other debt security provides its final payment; it does not take into account the pattern of a security's payments over time. Duration takes both interest and principal payments into account and, thus, in the investment adviser's opinion, is a more accurate measure of a municipal obligation's sensitivity to changes in interest rates. In computing the duration of its portfolio, the Portfolio will have to estimate the duration of debt obligations that are subject to prepayment or redemption by the issuer, based on projected cash flows from such obligations.

Credit Quality. While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.

Municipal obligations held by the Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Portfolio's investment policies. The Portfolio may retain in its portfolio an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets. In the event the rating of an obligation held by the Portfolio is downgraded, causing the Portfolio to exceed this limitation, the investment adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations. In the case of a defaulted obligation, the Portfolio may incur additional expense seeking recovery of its investment. See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by the Portfolio.

The investment adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When the Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the investment adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The investment adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets. The investment adviser may also purchase structured derivative products with greater or lesser credit risk than the underlying bonds. Such bonds may be rated investment grade, as well as below investment grade. For a description of municipal bond ratings, see Appendix D. For the Fund's asset composition for the fiscal year ended March 31, 2002, see Appendix E.

Municipal Leases. The Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Certain municipal lease obligations owned by the Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the investment adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Portfolio. In the event the Portfolio acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an ongoing basis, including an assessment of the likelihood that the lease may or may not be cancelled.

Zero Coupon Bonds. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. The Portfolio is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash and the Fund is required to distribute its share of the income for each taxable year. Thus, the Portfolio may have to sell other investments to obtain cash needed to make income distributions.

When-Issued Securities. New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of the Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Portfolio to buy such securities on a settlement date that could be several months or several years in the future. The Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

The Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. When the Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

Redemption, Demand and Put Features and Put Options. Issuers of municipal obligations reserve the right to call (redeem) the bond. If an issuer redeems securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Portfolio may retain the bond if interest rates decline.

Liquidity and Protective Put Options. The Portfolio may enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. The Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the investment adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Portfolio or that selling institutions will be willing to permit the Portfolio to exercise a put to hedge against rising interest rates. The Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may be taxable.

Variable Rate Obligations. The Portfolio may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provide by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Portfolio would anticipate using these bonds as cash equivalents pending longer term investment of its funds.


Inverse Floaters. The Portfolio may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond.
Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to a portfolio when short-term interest rates rise, and increase the interest paid to the Portfolio when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.


Interest Rate Swaps and Forward Rate Contracts. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The Portfolio will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.

If the other party to an interest rate swap or forward rate contract defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive. The net amount of the excess, if any, of the Portfolio's obligations over its entitlements will be maintained in a segregated account by the Portfolio's custodian. The Fund will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.


Illiquid Obligations. At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value. Illiquid securities may also include those legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A thereunder. Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.


The secondary market for some municipal obligations issued within a state (including issues which are privately placed with the Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Fund will not own illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which the Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Securities Lending. The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Distributions by the Fund of any income realized by the Portfolio from securities loans will be taxable. If the management of the Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets. Securities lending involves risks of delay in recovery or even loss of rights on the securities loaned if the borrower fails financially. The Portfolio has no present intention of engaging in securities lending.

Futures Contracts and Options on Futures Contracts. A change in the level of interest rates may affect the value of the securities held by the Portfolio (or of securities that the Portfolio expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, the Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities and
(ii) futures contracts on securities indices. All futures contracts entered into by the Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the CFTC and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.

The Portfolio will engage in futures and related options transactions for bona fide hedging purposes or non-hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. The Fund and Portfolio will not engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested. The Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code, for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes.

Asset Coverage Requirements. Transactions involving when-issued securities, futures contracts and options (other than options that the Portfolio has purchased), interest rate swaps or forward rate contracts may expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts, or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

Assets used as cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

Temporary Investments. Under unusual market conditions, the Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations. These securities may be subject to federal income, state income and/or other taxes.

Portfolio Turnover. The Portfolio may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio.

Diversified Status. The Portfolio is a "diversified" investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer (which generally is inapplicable because debt obligations are not voting securities).

                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

     (1) Borrow money or issue senior securities except as permitted by the 1940 Act;
     (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;
     (3) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933;
     (4) Purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate or securities which are secured by real estate);
     (5) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or
     (6) Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

The following nonfundamental investment policies have been adopted by the Fund and Portfolio. A policy may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders, or, with respect to the Portfolio, without approval of the Fund or its other investors. The Fund and Portfolio will not:

     * make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or
          (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or

     * invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Neither the Fund nor the Portfolio invest 25% or more of its total assets in any one industry. For purposes of the foregoing policy, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. As discussed in the prospectus and this SAI, the Fund or the Portfolio may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, and industrial development bonds. The Fund and Portfolio reserves the right to invest more than 25% of total assets in each of these sectors.

For purposes of the Portfolio's investment restrictions and diversification status, the determination of the "issuer" of a municipal obligation will be made by the Portfolio's investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund and Portfolio of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service, will not compel the Fund and Portfolio to dispose of such security or other asset.

                           MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of the Portfolio are responsible for the overall management and supervision of the affairs of the Portfolio. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of the Fund.

                     Position(s) with                                                        in Fund Complex
                        the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Name and Age            Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
------------         ----------------  ------------------  ------------------------------  --------------------  -------------------
Interested Trustees
JESSICA M. BIBLIOWICZ  Trustee         Since 1998          President and Chief Executive           170           None
Age 42                                                     Officer of National Financial
                                                           Partners (financial services
                                                           company) (since April 1999).
                                                           President and Chief Operating
                                                           Officer of John A. Levin & Co.
                                                           (registered investment adviser)
                                                           (July 1997 to April 1999) and a
                                                           Director of Baker, Fentress & Company
                                                           which owns John A. Leving & Co.
                                                           (July 1997 to April 1999).  Formerly,
                                                           Executive Vice President of Smith
                                                           Barney Mutual Funds (July 1994 to
                                                           June 1997).  Ms. Bibliowicz is an
                                                           interested person because of her
                                                           affiliation with a brokerage firm.

JAMES B. HAWKES        Vice President  Vice President      Chairman, President and Chief Executive 175           Director of EVC,
Age 60                 and Trustee     and Trustee of      Officer of BMR, Eaton Vance and their                 EV and EVD
                                       the Trust since     corporate parent and trustee (EVC and
                                       1985; of the        EV); Vice President of EVD.  President
                                       Portfolio since     or officer of 172 investment companies
                                       1992                in the Eaton Vance Fund Complex.
                                                           Mr. Hawkes is an interested person
                                                           because of his positions with BMR,
                                                           Eaton Vance and EVC, which are
                                                           affiliates of the Trust and Portfolio.
Noninterested Trustees
DONALD R. DWIGHT       Trustee         Trustee of the      President of Dwight Partners, Inc.      175           Trustee/Director
                                       Trust since         (corporate relations and                              of the Royce
                                       1986; of the        communications company).                              Funds (consisting
                                       Portfolio                                                                 of 17 portfolios)
                                       since 1992

                                       9

                     Position(s) with                                                        in Fund Complex
                        the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Name and Age            Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
------------         ----------------  ------------------  ------------------------------  --------------------  -------------------
SAMUEL L. HAYES, III   Trustee         Trustee of the      Jacob H. Schiff Professor               175           Director of
Age 67                                 Trust since         of Investment Banking                                 Tiffany & Co.
                                       1986; of the        Emeritus, Harvard University                          (specialty
                                       Portfolio           Graduate School of Business                           retailer) and
                                       since 1992          Administration.                                       Telect, Inc.
                                                                                                                 (telecommunication
                                                                                                                 services company)

NORTON H. REAMER       Trustee         Trustee of the      President, Unicorn Corporation          175           None
Age 66                                 Trust since         (an investment and financial
                                       1986; of the        advisory services company)
                                       Portfolio           (since September 2000).
                                       since 1992          Chairman, Hellman, Jordan
                                                           Management Co., Inc. (an
                                                           investment management company)
                                                           (since November 2000).
                                                           Advisory Director of Berkshire
                                                           Capital Corporation (investment
                                                           banking firm) (since June 2002).
                                                           Formerly Chairman of the Board,
                                                           United Asset Management Corporation
                                                           (a holding company owning
                                                           institutional investment management
                                                           firms) and Chairman, President and
                                                           Director, UAM Funds (mutual funds).

LYNN A. STOUT          Trustee         Since 1998          Professor of Law, University of         170           None
Age 44                                                     California at Los Angeles School
                                                           of Law (since July 2001).
                                                           Formerly, Professor of Law,
                                                           Georgetown University Law Center.

JACK L. TREYNOR        Trustee         Trustee of the      Investment Adviser and Consultant.      169           None
Age 72                                 Trust since
                                       1985; of the
                                       Portfolio
                                       since 1992

(1)  Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees

                      Position(s) with the          Term of Office and
Name and Age            Trust/Portfolio             Length of Service           Principal Occupation(s) During Past Five Years
------------          --------------------          ------------------          ----------------------------------------------
THOMAS J. FETTER      President                     President of the Trust      Vice  President of Eaton  Vance and BMR. Officer  of
Age 58                                              since 1990; of the          115 investment companies  managed by Eaton  Vance or
                                                    Portfolio since 1992        BMR.

WILLIAM H. AHERN, JR. Vice President of             Since 1997                  Vice President of Eaton Vance and BMR.  Officer of
Age 43                the Portfolio                                             34 investment companies managed by Eaton Vance
                                                                                or BMR.

ROBERT B. MACINTOSH   Vice President                Vice President of the       Vice President of Eaton Vance and BMR.  Officer of
Age 45                                              Trust since 1993; of the    114 investment companies managed by Eaton Vance
                                                    Portfolio since 1992        or BMR.

JAMES L. O'CONNOR     Treasurer                     Treasurer of the Trust      Vice President of BMR, Eaton Vance and EVD. Officer
Age 57                                              since 1988; of the          of 175 investment companies managed by Eaton Vance
                                                    Portfolio since 1992        or BMR.

ALAN R. DYNNER        Secretary                     Since 1997                  Vice President, Secretary and Chief Legal Officer
Age 61                                                                          of BMR, Eaton Vance, EVD and EVC.  Officer of 175
                                                                                investment companies managed by Eaton Vance or BMR.

The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the Trustees who are not "interested persons" of the Trust and the Portfolio as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is comprised of noninterested Trustees of the Trust and the Portfolio. In the fiscal year ended March 31, 2002, the Nominating Committee convened once.


The Trustees will, when a vacancy exists or is anticipated, consider any nominee for Trustee recommended by a shareholder if such recommendation is submitted to the Trustees in writing and contains sufficient background information concerning the individual to enable a proper judgement to be made as to such individual's qualifications.

Messrs. Treynor (Chairman), Dwight and Reamer are members of the Audit Committee of the Board of Trustees of the Trust. and the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolio, and certain service providers. In the fiscal year ended March 31, 2002, the Audit Committee convened once.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolio, including investment advisory, administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, the Portfolio or investors therein. In the fiscal year ended March 31, 2002, the Special Committee convened four times.

In reviewing the renewal of the investment advisory agreement(s) between the Portfolio and the investment adviser, the Special Committee considered, among other things, the following:

     * An independent report comparing the fees and expenses of the Fund to a peer group of funds;
     * Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;
     * Sales and redemption data in respect of the Fund (in the case of a renewal);
     * The economic outlook and the general investment outlook in the relevant investment markets;
     * Eaton Vance's results and financial condition and the overall organization of the investment adviser;
     *    Arrangements regarding the distribution of Fund shares;
     *    The procedures used to determine the fair value of the Fund's assets;
     * The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;
     * Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;
     * The resources devoted to Eaton Vance's compliance efforts undertaken on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;
     * The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates;
     *    Investment management staffing;
     * Operating expenses (including transfer agency expenses) paid to third parties; and
     *    Information provided to investors, including the Fund's shareholders.

In addition to the factors mentioned above, the Special Committee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolio. The Special Committee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolio. The Special Committee also considered Eaton Vance's profit margins in comparison with available industry data.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on their consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2001.

                                                                        Aggregate Dollar Range of Equity
                                                                       Securities Owned in All Registered
                       Dollar Range of Equity Securities                Funds Overseen by Trustee in the
Name of Trustee                 Owned in the Fund                          Eaton Vance Fund Complex
---------------                 -----------------                          ------------------------
INTERESTED TRUSTEES
Jessica M. Bibliowicz                   None                                    $10,001 - $50,000
James B. Hawkes                         None                                      over $100,000
NONINTERESTED TRUSTEES
Donald R. Dwight                        None                                      over $100,000
Samuel L. Hayes, III                    None                                      over $100,000
Norton H. Reamer                        None                                      over $100,000
Lynn A. Stout                           None                                    $10,001 - $50,000
Jack L. Treynor                         None                                      $1 - $10,000

As of December 31, 2001, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2000 and December 31, 2001, no noninterested Trustee (or their immediate family members) had:

     1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

     2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

     3.   Any direct or  indirect  relationship  with (i) the Trust or any Fund;
          (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD;
          (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

During the calendar years ended December 31, 2000 and December 31, 2001, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.


Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Trust has a retirement plan for Trustees.


The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Fund (and other series of the Trust). (A Trustee of the Trust and the Portfolio who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolio). During the fiscal year ended March 31, 2002, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, 2001, the noninterested Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of               Jessica M.             Donald R.      Samuel L.        Norton H.        Lynn A.         Jack L.
Compensation            Bibliowicz              Dwight          Hayes           Reamer          Stout           Treynor
-------------           ----------              ------          -----           ------          -----           -------
Trust(2)                $  1,005             $    811       $    873         $    808       $    907         $    953
Portfolio                  1,005                1,342(3)       1,344            1,305          1,326(4)         1,283
Total                    160,000              162,500(5)     170,000          160,000        160,000(6)       170,000

(1) As of August 1, 2002, the Eaton Vance fund complex consists of 180 registered investment companies or series thereof.
(2)  The Trust consisted of 8 Funds as of March 31, 2002.
(3)  Includes $758 of deferred compensation.
(4)  Includes $201 of deferred compensation.
(5)  Includes $60,000 of deferred compensation.
(6)  Includes $16,000 of deferred compensation.

Organization. The Fund is a series of the Trust, which was organized under Massachusetts law as a business trust on October 23, 1985 and is operated as an open-end management investment company. The Fund established multiple classes of shares on June 27, 1996. The Fund established Class C on April 1, 1998. Class A and Class B were known as Class II and Class I of the Fund prior to such date. Class C is the successor to the operations of a separate series of the Trust.

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

The Portfolio was organized as a trust under the laws of the state of New York on May 1, 1992 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES


Investment Advisory Services. The investment adviser manages the investments and affairs of the Portfolio and provides related office facilities and personnel subject to the supervision of the Trust's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Trust who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Portfolio pays the investment adviser, see the prospectus. The following table sets forth the net assets of the Portfolio and the advisory fees earned during the three fiscal years ended March 31, 2002.

                            Advisory Fee Paid for Fiscal Years Ended
Net Assets at               ----------------------------------------
March 31, 2002       March 31, 2002       March 31, 2001        March 31, 2000
--------------       --------------       --------------        --------------
 $114,855,752          $464,109              $422,317              $429,856


The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.


Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for the Fund. For the transfer agency services it provides, Eaton Vance shall receive an aggregate annual fee equal to the lesser or $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services from the Eaton Vance Funds. The Fund will pay a pro-rate share of such fee.

As sub-transfer agent, Eaton Vance shall perform the following services directly on behalf of the Fund: 1) provide call center services to financial intermediaries and shareholders; 2) answer written inquiries related to shareholder accounts (matter relating to portfolio management, distribution of shares and other management policy questions will be referred to the Funds); 3) furnish a SAI to any shareholder who requests in writing or by telephone such statement from a Fund; and 4) processing transaction requests received via telephone. For the fiscal year ended March 31, 2002, the Fund did not pay any fee to Eaton Vance for transfer agency services.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR and Eaton Vance indirect, wholly-owned subsidiaries of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance).
The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser and the Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by the Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

Expenses. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser or the principal underwriter). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

Independent Accountants. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the Fund and Portfolio independent accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for the Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of the Fund or Portfolio is computed by IBT (as agent and custodian for the Fund or Portfolio) by subtracting the liabilities of the either Fund or Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price its shares on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the Portfolio, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

                         PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

Acquiring Fund Shares in Exchange for Securities. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Sales Charge Waivers. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Class A shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

Statement of Intention. If it is anticipated that $100,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.


Conversion Feature. Class B shares held for the longer of (i) four years or (ii) the time at which the CDSC applicable to such shares expires (the "holding period") will automatically convert to Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.


Distribution and Service Plans


The Trust has in effect a Service Plan (the "Class A Plan") for the Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that Class A shares of the Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Class A service fees are paid quarterly in arrears. For the service fees paid by Class A shares, see Appendix A.

The Trust also has in effect a compensation-type Distribution Plan (the "Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing
(i) sales commissions equal to 3% (in the case of Class B) and 6.25% (in the case of Class C) of the amount received by the Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 3.0% of the purchase price of Class B and 0.85% of the purchase price of Class C shares, and an up-front service fee of 0.15% on Class C shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Class B and Class C Plans also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.15% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.15% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B and Appendix C.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. (Actual yield may be affected by variations in sales charges on investments.) A tax-equivalent yield is computed by using the tax-exempt yield and dividing by one minus a stated tax rate. The stated tax rate will reflect the federal income tax applicable to investors in a particular tax bracket and may reflect certain assumptions relating to tax exemptions and deductions. The tax-equivalent yield will differ for investors in other tax brackets or for whom the assumed exemptions and deductions are not available. Tax-equivalent yield is designed to show the approximate yield a taxable investment would have to earn to produce an after-tax yield equal to the tax-exempt yield.


Comparative information about the yield of the Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the tax equivalent yield (or value) of the Fund to the after-tax yield (or value) of such other investment vehicles. Such information may be in the form of hypothetical illustrations. Investor publications may also refer to Tax Freedom Day, as computed by the Tax Foundation, to help illustrate the value of tax free investing, as well as other tax-related information.


Present and prospective investors may be provided with information on investing in municipal bonds, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices, comparable investments, tax-deferred vehicles (such as Individual Retirement Accounts ("IRAs"), college investment plans and variable annuities) and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information relating to mutual fund classifications or categories created by such statistical organizations and Fund categories and classifications may also be provided to investors. Information regarding the historical tax efficiency of a Fund (generally determined by dividing its after-tax return by its pre-tax return) also may be provided to investors. Information included in advertisements and materials furnished to investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.


Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would have performed exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

     *    cost associated with aging parents;
     *    funding a college education (including its actual and estimated cost);
     *    health care expenses (including actual and projected expenses);
     * long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
     * retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in particular types of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                      TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income (including tax-exempt income) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended March 31, 2002.

Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. For federal income tax purposes, the Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. The Fund, as an investor in the Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC for federal tax purposes, the Fund should not be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Portfolio and, in order to avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

Investments in lower-rated or unrated securities may present special tax issues for the Portfolio to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Portfolio's taking certain positions in connection with ownership of such distressed securities.

Distributions by the Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations is treated as a tax preference item for purposes of the AMT. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

Tax-exempt distributions received from the Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible to the extent it is deemed related to the Fund's distributions of tax-exempt interest. Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds, and the same definition should apply in the case of private activity bonds.

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by the Portfolio and the value of the securities held by it may be affected.

In the course of managing its investments, the Portfolio may realize some short-term and long-term capital gains (and/or losses) as well as other taxable income. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or other taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax-exempt interest earned by the Fund.

The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be disallowed to the extent of any distributions treated as tax-exempt interest with respect to such shares and if the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 30% for amounts paid during 2002 and 2003. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR, the Portfolio's investment adviser. The Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Municipal obligations, including state obligations, purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolio may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and the investment adviser's other clients for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

The Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Municipal obligations considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by the Portfolio during the three fiscal years ended March 31, 2002, as well as the amount of the Portfolio's security transactions for the most recent fiscal year that were directed to firms which provided some research services to the investment adviser or its affiliates and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                                               Commissions
                                                                 Paid on
                                        Amount of             Transactions
                     Brokerage        Transactions              Directed
                    Commission     Directed to Firms            to Firms
Fiscal Year End        Paid        Providing Research      Providing Research
---------------        ----        ------------------      ------------------
March 31, 2002       $10,350           $167,512,860             $10,350
March 31, 2001       $ 3,883
March 31, 2000       $ 5,243


                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent auditors' report for, the Fund and the Portfolio, appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.


Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended March 31, 2002, as previously filed electronically with the SEC (Accession No. 0000912057-02-022382).

                                                                      APPENDIX A

                      Class A Fees, Performance & Ownership


Sales Charges, Service Fees and Repurchase Transaction Fees. For the fiscal year ended March 31, 2002, the following table shows (1) total sales charges paid by the Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) total service fees paid by the Fund, (5) service fees paid to investment dealers, and (6) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.


                                                                                                                Repurchase
                         Sales             Sales                                     Service Fees            Transaction Fees
                       Charges to       Charges to                Total                 Paid to                   Paid to
Total Sales            Investment        Principal               Service              Investment                 Principal
Charges Paid            Dealers         Underwriter             Fees Paid               Dealers                 Underwriter
------------            -------         -----------             ---------               -------                 -----------
 $170,339              $157,435          $12,903                 $116,477               $78,221                   $712.50

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return prior to the date this Class was first offered reflects the total return of Class B, adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.


About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was significant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

                                                                                 Length of Period Ended March 31, 2002
Average Annual Total Return:                                                  One Year        Five Years     Life of Fund
----------------------------                                                  --------        ----------     ------------
Before Taxes and Excluding Maximum Sales Charge                                 3.39%           4.76%           4.82%
Before Taxes and Including Maximum Sales Charge                                 1.07%           4.29%           4.57%
After Taxes on Distributions and Excluding Maximum Sales Charge                 3.38%           4.75%           4.80%
After Taxes on Distributions and Including Maximum Sales Charge                 1.06%           4.28%           4.56%
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge  4.10%           4.85%           4.85%
After Taxes on Distributions and Redemption and Including Maximum Sales Charge  2.65%           4.45%           4.63%

Class A began offering its shares on June 27, 1996. Class B commenced operations on May 22, 1992.

Control Persons and Principal Holders of Securities. At July 1, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.        Jacksonville, FL        13.4%
Mars & Co.                                         Boston, MA               6.8%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX B

                      Class B Fees, Performance & Ownership


Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended March 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.


                                                     Uncovered                                          Repurchase
              Distribution Fee      CDSC            Distribution                      Service Fees     Transaction
                  Paid to         Paid to              Charges                          Paid to        Fees Paid to
  Sales          Principal       Principal        (as a % of Class     Service         Investment        Principal
Commission      Underwriter     Underwriter          Net Assets)        Fees            Dealers         Underwriter
----------      -----------     -----------          -----------        ----            -------         -----------
 $92,426         $62,026          $28,000          $756,000 (7.1%)    $12,403           $6,527            $160.00

Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.


About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was significant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

                                                                                 Length of Period Ended March 31, 2002
Average Annual Total Return:                                                  One Year        Five Years    Life of Fund
----------------------------                                                  --------        ----------    ------------
Before Taxes and Before Deducting CDSC                                          2.58%           3.95%           4.36%
Before Taxes and After Deducting CDSC                                          -0.37%           3.95%           4.36%
After Taxes on Distributions and Before Deducting CDSC                          2.56%           3.95%           4.35%
After Taxes on Distributions and After Deducting CDSC                          -0.38%           3.95%           4.35%
After Taxes on Distributions and Redemption and Before Deducting CDSC           3.29%           4.04%           4.39%
After Taxes on Distributions and Redemption and After Deducting CDSC            1.49%           4.04%           4.39%

 Class B commenced operations on May 22, 1992.

Control Persons and Principal Holders of Securities. At July 1, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        33.1%

Beneficial owners of 25% or more of shares of this Class are presumed to be in control of the shares of this Class for purposes of voting on certain matters submitted to shareholders.


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX C

                      Class C Fees, Performance & Ownership


Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended March 31, 2002, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

                                                     Uncovered                                          Repurchase
              Distribution Fee      CDSC            Distribution                      Service Fees     Transaction
                  Paid to         Paid to              Charges                          Paid to        Fees Paid to
  Sales          Principal       Principal        (as a % of Class     Service         Investment        Principal
Commission      Underwriter     Underwriter          Net Assets)        Fees            Dealers         Underwriter
----------      -----------     -----------          -----------        ----            -------         -----------
 $58,656         $91,190           $3,000       $6,594,000 (33.8%)     $18,238          $11,184            $80.00


Performance Information. The table below indicates the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to April 1, 1998 reflects the total return of a predecessor to Class C. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class B, adjusted to reflect the Class C CDSC. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with two asterisks (**) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.


About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period, or because the taxable portion of distributions made during the period was significant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. A portion of the distributions made in the current year may be recharacterized as taxable after year-end.

                                                                                Length of Period Ended March 31, 2002
Average Annual Total Return:                                                  One Year       Five Years     Life of Fund
----------------------------                                                  --------       ----------     ------------
Before Taxes and Before Deducting CDSC                                          2.58%           3.80%           3.27%
Before Taxes and After Deducting CDSC                                           1.60%           3.80%           3.27%
After Taxes on Distributions and Before Deducting CDSC                          2.57%           3.79%           4.20%
After Taxes on Distributions and After Deducting CDSC                           1.59%           3.79%           4.20%
After Taxes on Distributions and Redemption and Before Deducting CDSC           3.25%           3.90%           4.25%
After Taxes on Distributions and Redemption and After Deducting CDSC            2.66%           3.90%           4.25%

Class C's predecessor commenced operations on December 8, 1993. Class B commenced operations on May 22, 1992.

Control Persons and Principal Holders of Securities. At July 1, 2002, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        33.2%
NFSC FEBO Deborah K. Holley                     Lincoln, NH              6.9%

Beneficial owners of 25% or more of shares of this Class are presumed to be in control of the shares of this Class for purposes of voting on certain matters submitted to shareholders.


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                      APPENDIX D

                                     RATINGS


The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these bonds is dependent on the investment adviser's judgment, analysis and experience in the evaluation of such bonds.


Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

Moody's Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

     3.   There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Municipal Short-Term Obligations


MIG/VMIG Ratings U.S. Short-Term Ratings: In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand reature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Standard & Poor's Ratings Group


Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.


BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC: The rating CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but debt service payments are continued.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.


Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Municipal Notes

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

     - Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.


Fitch Ratings


Investment Grade Bond Ratings

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

High Yield Bond Ratings

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Investment Grade Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

                                                                      APPENDIX E


                 NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO
                          Asset Composition Information
                    For the Fiscal Year Ended March 31, 2002


RATINGS OF MUNICIPAL BONDS BY MOODY'S     RATINGS OF MUNICIPAL BONDS BY S&P

                    Percent of                               Percent of
                    Net Assets                               Net Assets
  Aaa                37.50%               AAA                  35.73%
  Aa1                 1.74                AA+                   2.69
  Aa2                 1.75                AA                    0.80
  Aa3                 1.42                AA-                   3.42
  A1                  1.89                A+                    0.44
  A                   0.92                A                     0.96
  A2                  3.70                A-                    1.92
  A3                  2.69                BBB+                  3.30
  Baa1                2.98                BBB                   3.77
  Baa                 0.00                BBB-                  4.29
  Baa2                1.27                BB+                   1.08
  Baa3                3.94                BB-                   0.34
  Ba1                 0.00                BB                    0.65
  B1                  0.65                Unrated              40.61
  Unrated            39.55                                     -----
                     -----                                       100%
                       100%

     The chart above indicates the weighted average composition of the securities held by the Portfolio for the fiscal year ended March 31, 2002, with the debt securities rated by Moody's and S&P separated into the indicated categories. The above was calculated on a dollar weighted basis and was computed as at the end of each month during the fiscal year. The chart does not necessarily indicate what the composition of the securities held by the Portfolio will be in the current and subsequent fiscal years. Securities that are rated by one rating agency may be "unrated" by the other.


     For a description of Moody's and S&P's securities ratings, see Appendix D to this SAI.

                           PART C - OTHER INFORMATION

ITEM 23. EXHIBITS (WITH INAPPLICABLE ITEMS OMITTED)

  (a)(1) Amended and Restated Declaration of Trust of Eaton Vance Investment Trust dated January 11, 1993 filed as Exhibit (1)(a) to Post-Effective Amendment No. 34 filed July 13, 1995 (Accession No. 000950156-95-000496) and incorporated herein by reference.

     (2) Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 39 filed March 25, 1998 (Accession No. 000590156-98-000284) and incorporated herein by reference.

     (3) Establishment and Designation of Classes of Shares of Beneficial Interest, without Par Value, dated June 26, 1996 filed as Exhibit
               (a)(3) to Post-Effective Amendment No. 41 filed May 27, 1999 (Accession No. 0000950156-99-000404) and incorporated herein by reference.

  (b)(1)       By-Laws as  amended  March 30,  1992  filed as Exhibit  (2)(a) to
               Post-Effective   Amendment   No.  34  filed  July  13,  1995  and
               incorporated herein by reference.

     (2) Amendment to By-Laws of Eaton Vance Investment Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 34 and incorporated herein by reference.

  (c)          Reference is made to Item 23(a) and 23(b) above.

  (e)(1) Distribution Agreement between Eaton Vance Investment Trust and Eaton Vance Distributors, Inc. effective June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit
               (6)(a) to Post-Effective Amendment No. 39 and incorporated herein by reference.

     (2) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 (Accession No. 000950156-95-000883) to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

  (f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

  (g)(1) Custodian Agreement with Investors Bank & Trust Company dated April 15, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 34 and incorporated herein by reference.

     (2)       Amendment  to Custodian  Agreement  with  Investors  Bank & Trust
               Company  dated  October  23,  1995  filed as  Exhibit  (8)(b)  to
               Post-Effective Amendment No. 35 filed March 29, 1996 (Accession No. 000950156-96-000334) and incorporated herein by reference.

     (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 25, 1999 (Accession No. 0000950156-99-000050) and incorporated herein by reference.

     (4) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit

               (g)(4) to Post-Effective Amendment No. 85 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001 (Accession No. 0000940394-01-500027) and incorporated herein by reference.

     (5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File No. 333-32276, 811-05808) filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

  (h)(1)(a) Amended Administrative Services Agreement between Eaton Vance Investment Trust (on behalf of each of its series) and Eaton
               Vance Management dated June 19, 1995 with attached schedules (including Amended Schedule A) filed as Exhibit (9) to
               Post-Effective Amendment No. 34 filed July 13, 1995 and incorporated herein by reference.

        (b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated June 19, 1995 filed as Exhibit (9)(a)(1) to Post-Effective Amendment No. 39 filed March 25, 1998 and incorporated herein by reference.

     (2)(a)    Transfer Agency  Agreement dated January 1, 1998 filed as Exhibit
               (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172) and incorporated herein by reference.

        (b) Amendment dated April 1, 2002 to the Transfer Agency Agreement dated January 1, 1998 filed herewith.

     (3) Sub-Transfer Agency Services Agreement effective August 1, 2002 between PFPC Inc. and Eaton Vance Management filed herewith.

  (i)(1)       Opinion  of   Internal   Counsel   filed  as   Exhibit   (10)  to
               Post-Effective   Amendment  No.  39  filed  March  25,  1998  and
               incorporated herein by reference.

     (2)       Opinion of Internal Counsel filed herewith.

  (j)(1) Independent Auditors' Consent for Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Florida Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity
               Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund and Eaton Vance Pennsylvania Limited Maturity Municipals Fund filed herewith.

     (2) Independent Auditors' Consent for Eaton Vance National Limited Maturity Municipals Fund filed herewith.

  (m)(1) Eaton Vance Investment Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(a) to Post-Effective Amendment No. 39 and incorporated herein by reference.

     (2) Eaton Vance Investment Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 39 and incorporated herein by reference.

     (3) Eaton Vance Investment Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 39 and incorporated herein by reference.

  (o)(1) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated December 10, 2001 filed as Exhibit (o)(1) to Post-Effective Amendment No. 80 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed December 14, 2001 (Accession No.
               0000940394-01-500553) and incorporated herein by reference.

     (2) Schedule A to Amended and Restated Multiple Class Plan filed as Exhibit (o)(2) to Post-Effective Amendment No. 61 of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545) filed April 3, 2002 (Accession No. 0000940394-02-000220) and incorporated herein by reference.

  (p)          Code  of  Ethics  adopted  by  Eaton  Vance  Corp.,  Eaton  Vance
               Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised June 4, 2002, filed herewith.

  (q)(1) Power of Attorney for Eaton Vance Investment Trust dated November 5, 2001 filed herewith.

     (2) Power of Attorney for California Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, National Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, Ohio Limited Maturity Municipals Portfolio and Pennsylvania Limited Maturity Municipals Portfolio, dated November 5, 2001 filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     Not applicable

ITEM 25. INDEMNIFICATION

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance (File No. 801-15930) and BMR (File No. 801- 43127) filed with the Commission, all of which are incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

                        Eaton Vance Advisers Senior Floating-Rate Fund Eaton Vance Growth Trust
                        Eaton Vance Income Fund of Boston
                        Eaton Vance Institutional Senior Floating-Rate Fund Eaton Vance Investment Trust
                        Eaton Vance Municipals Trust
                        Eaton Vance Municipals Trust II
                        Eaton Vance Mutual Funds Trust
                        Eaton Vance Prime Rate Reserves
                        Eaton Vance Special Investment Trust
                        EV Classic Senior Floating-Rate Fund
                        Eaton Vance Variable Trust

     (b)

         (1)                           (2)                          (3)
 Name and Principal           Positions and Offices        Positions and Offices
  Business Address*        with Principal Underwriter         with Registrant
  -----------------        --------------------------         ---------------
      Ira Baron                  Vice President                        None
Courtney John Bercini            Vice President                        None
     Chris Berg                  Vice President                        None
  Kate B. Bradshaw               Vice President                        None
    Timothy Breer                Vice President                        None
   Eric Caplinger                Vice President                        None
    Mark Carlson                 Vice President                        None
  Daniel C. Cataldo         Vice President and Treasurer               None
  Patrick Cosgrove               Vice President                        None
     Raymond Cox                 Vice President                        None
    Peter Crowley                Vice President                        None
     John Dolan                  Vice President                        None
   James Durocher                Vice President                        None
   Alan R. Dynner      Vice President, Secretary and Clerk          Secretary
  Robert Ellerbeck               Vice President                        None
     Troy Evans                  Vice President                        None
     Vince Falbo                 Vice President                        None
 Richard A. Finelli              Vice President                        None
     James Foley                 Vice President                        None
  Michael A. Foster              Vice President                        None
Anne Marie Gallagher             Vice President                        None
  William M. Gillen           Senior Vice President                    None
  Hugh S. Gilmartin              Vice President                        None
   Robert Hammond                Vice President                        None
   James B. Hawkes      Vice President and Director   Vice President and Trustee
      John Hart                  Vice President                        None
    Peter Hartman                Vice President                        None
   Perry D. Hooker               Vice President                        None
    Thomas Hughes                Vice President                        None
  Elizabeth Johnson              Vice President                        None
     Steve Jones                 Vice President                        None
   Teresa A. Jones               Vice President                        None
   Lindsay Kidder                Vice President                        None
     Kara Lawler                 Vice President                        None
   Thomas P. Luka                Vice President                        None
    Coleen Lynch                 Vice President                        None
    John Macejka                 Vice President                        None
   Geoff Marshall                Vice President                        None
    Judy Snow May                Vice President                        None
    Don McCaughey                Vice President                        None
     Tim McEwen                  Vice President                        None
  Morgan C. Mohrman           Senior Vice President                    None
   Gregory Murphy                Vice President                        None
   Michael Nardone               Vice President                        None
  James A. Naughton              Vice President                        None

    Joseph Nelson                Vice President                        None
   Mark D. Nelson                Vice President                        None
  Linda D. Newkirk               Vice President                        None
  James L. O'Connor              Vice President                     Treasurer
    Andrew Ogren                 Vice President                        None
 George D. Owen, II              Vice President                        None
     Philip Pace                 Vice President                        None
    Margaret Pier                Vice President                        None
  Enrique M. Pineda              Vice President                        None
     Matt Raynor                 Vice President                        None
      Tim Roach                  Vice President                        None
   Frances Rogell                Vice President                        None
   Kevin Schrader                Vice President                        None
  Lawrence Sinsimer           Senior Vice President                    None
   Joseph Staszkiw               Vice President                        None
  William M. Steul         Vice President and Director                 None
Cornelius J. Sullivan         Senior Vice President                    None
   David M. Thill                Vice President                        None
    John Thompson                Vice President                        None
   John M. Trotsky               Vice President                        None
    Jerry Vainisi                Vice President                        None
    John Vaughan                 Vice President                        None
     Glen Vivian                 Vice President                        None
     Chris Volf                  Vice President                        None
    Stan Weiland                 Vice President                        None
   Debra Wekstein                Vice President                        None
 Wharton P. Whitaker         President and Director                    None
   Greg Whitehead                Vice President                        None
   Mark Whitehouse               Vice President                        None
   Charles Womack                Vice President                        None

------------------------------------------
*    Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109

     (c)  Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC, Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research.

ITEM 29. MANAGEMENT SERVICES

     Not applicable

ITEM 30. UNDERTAKINGS

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts on July 23, 2002.

                                EATON VANCE INVESTMENT TRUST

                                By:     /s/  THOMAS J. FETTER
                                        ---------------------------------
                                        Thomas J. Fetter, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on July 23, 2002.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

James B. Hawkes*                Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     California Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 23, 2002.

                                CALIFORNIA LIMITED MATURITY
                                   MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        -----------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities indicated on July 23, 2002.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

James B. Hawkes*                Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Florida Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 23, 2002.

                                FLORIDA LIMITED MATURITY
                                  MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        -----------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities indicated on July 23, 2002.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

James B. Hawkes*                Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Massachusetts Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 23, 2002.

                                MASSACHUSETTS LIMITED MATURITY
                                  MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        ---------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities indicated on July 23, 2002.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

James B. Hawkes*                Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     National Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 23, 2002.

                                NATIONAL LIMITED MATURITY
                                  MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        ---------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities indicated on July 23, 2002.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

James B. Hawkes*                Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     New Jersey Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 23, 2002.

                                NEW JERSEY LIMITED MATURITY
                                  MUNICIPALS PORTFOLIO


                                By:     /s/ THOMAS J. FETTER
                                        ----------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities indicated on July 23, 2002.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

James B. Hawkes*                Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     New York Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 23, 2002.

                                NEW YORK LIMITED MATURITY
                                  MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        ----------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities indicated on July 23, 2002.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

James B. Hawkes*                Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Ohio Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 23, 2002.

                                OHIO LIMITED MATURITY
                                  MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        ----------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities indicated on July 23, 2002.

Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

James B. Hawkes*                Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                   SIGNATURES

     Pennsylvania Limited Maturity Municipals Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on July 23, 2002.

                                PENNSYLVANIA LIMITED MATURITY
                                  MUNICIPALS PORTFOLIO

                                By:     /s/ THOMAS J. FETTER
                                        ---------------------------------
                                        Thomas J. Fetter, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Investment Trust (File No. 33-1121) has been signed below by the following persons in the capacities indicated on July 23, 2002.
Signature                       Title
---------                       -----

/s/ Thomas J. Fetter            President (Chief Executive Officer)
----------------------------
Thomas J. Fetter

/s/ James L. O'Connor           Treasurer (Principal Financial and
----------------------------    Accounting Officer)
James L. O'Connor

Jessica M. Bibliowicz*          Trustee
----------------------------
Jessica M. Bibliowicz

Donald R. Dwight*               Trustee
----------------------------
Donald R. Dwight

James B. Hawkes*                Trustee
----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
----------------------------
Samuel L. Hayes, III

Norton H. Reamer*               Trustee
----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
----------------------------
Lynn A. Stout

Jack L. Treynor*                Trustee
----------------------------
Jack L. Treynor

*By:  /s/ Alan R. Dynner
      ------------------------------------
      Alan R. Dynner (As attorney-in-fact)

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.    Description
-----------    -----------

  (h)(2)(b) Amendment dated April 1, 2002 to the Transfer Agency Agreement dated January 1, 1998

     (3) Sub-Transfer Agency Services Agreement effective August 1, 2002 between PFPC Inc. and Eaton Vance Management

  (i)(2)       Consent of Counsel to Opinion dated March 23, 1998

  (j)(1) Independent Auditors' Consent for Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Florida Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity
               Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund and Eaton Vance Pennsylvania Limited Maturity Municipals Fund

     (2) Independent Auditors' Consent for Eaton Vance National Limited Maturity Municipals Fund

  (p)          Code  of  Ethics  adopted  by  Eaton  Vance  Corp.,  Eaton  Vance
               Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised June 4, 2002

  (q)(1)       Power of Attorney for Eaton Vance Investment Trust dated November
               5, 2001

     (2) Power of Attorney for California Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, National Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Munipals Portfolio, Ohio Limited Maturity Municipals Portfolio and Pennsylvania Limited Maturity Municipals Portfolio dated November 5, 2001